UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22619

Name of Registrant:	Vanguard Charlotte Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: November 1, 2015 – April 30, 2016

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2016

Vanguard Total International Bond

Index Fund

Vanguard’s Principles for Investing Success

We want to give you the best chance of investment success. These principles, grounded in Vanguard’s research and experience, can put you on the right path.

Goals. Create clear, appropriate investment goals.

Balance. Develop a suitable asset allocation using broadly diversified funds. Cost. Minimize cost.

Discipline. Maintain perspective and long-term discipline.

A single theme unites these principles: Focus on the things you can control.

We believe there is no wiser course for any investor.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	8
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	116
Trustees Approve Advisory Arrangement.	118
Glossary.	119

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: Pictured is a sailing block on the Brilliant, a 1932 schooner docked in Mystic, Connecticut. A type of pulley, the sailing block helps coordinate the setting of the sails. At Vanguard, the intricate coordination of technology and people allows us to help millions of clients around the world reach their financial goals.

Your Fund’s Total Returns

Six Months Ended April 30, 2016
	30-Day SEC	Income	Capital	Total
	Yield	Returns	Returns	Returns
Vanguard Total International Bond Index Fund
Investor Shares	0.63%	0.89%	2.26%	3.15%
ETF Shares	0.70
Market Price				3.11
Net Asset Value				3.21
Admiral™ Shares	0.69	0.90	2.31	3.21
Institutional Shares	0.77	0.93	2.32	3.25
Barclays Global Aggregate ex-USD Float Adjusted RIC Capped
Index (USD Hedged)				3.30
International Income Funds Average				5.01

International Income Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. Institutional Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623. The Vanguard ETF® Shares shown are traded on the Nasdaq exchange and are available only through brokers. The table provides ETF returns based on both the Nasdaq market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

Your Fund’s Performance at a Glance
October 31, 2015, Through April 30, 2016
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Total International Bond Index Fund
Investor Shares	$10.61	$10.85	$0.092	$0.000
ETF Shares	53.04	54.24	0.493	0.000
Admiral Shares	21.21	21.70	0.188	0.000
Institutional Shares	31.83	32.57	0.288	0.000

Chairman’s Letter

Dear Shareholder,

Vanguard Total International Bond Index Fund returned about 3% for the six months ended April 30, 2016. Rising prices for its bonds contributed much of this advance.

The fund continued to meet its primary objective of closely tracking its benchmark index; both are currency-hedged. The fund returned about 2 percentage points less than the average result of its peer funds, many of which do not hedge foreign currencies.

Vanguard hedges the currency exposure that arises, for U.S. investors, from bonds issued in currencies other than the dollar. We do this to try to remove the “noise” that comes from exchange-rate fluctuations, so that international bonds’ returns reflect their underlying performance. International bonds are the world’s largest asset class—about 30% of the combined value of global stock and bond markets—and we believe they have a role to play in a balanced and diversified portfolio.

In the past, I’ve cautioned that the benefits we’ve seen from hedging could reverse when the dollar weakens. We began to see that during the past six months as the dollar lost ground against several major currencies, especially the yen. This was significant, as Japan is the largest country position in the fund and its index—about 22% at the end of April. For the half year, the overall return of your fund’s index was about 5 percentage points less than that of its unhedged counterpart.

The 30-day SEC yield for Investor Shares began the fiscal year at 0.86%, closed December above 1%, then fell to 0.63% at the end of April. Although this measure of yield is a useful predictor of future returns from bonds in an investor’s home currency, it’s far less useful for hedged international bond portfolios—because it doesn’t consider the impact of currency hedging.

Still-low interest rates helped bonds outperform stocks
The broad U.S. bond market returned almost 3% for the half year, behind currency-hedged international bonds. After modest declines in November and December, the U.S. bond market posted four months of gains, helped by the Federal Reserve’s cautious approach to raising short-term interest rates.

The yield of the 10-year U.S. Treasury note closed at 1.83% at the end of April, down from 2.17% six months earlier. (Bond prices and yields move in opposite directions.)

Even though the Fed raised short-term rates a quarter percentage point in December, the target rate of 0.25%–0.5% is still historically low, restraining returns for money market funds and savings accounts.

U.S. stocks traveled a rocky road, finishing the period about even
The broad U.S. stock market delivered flat returns for a half year marked by inconsistency, sharp declines, and even sharper rallies.

Market Barometer
			Total Returns
		Periods Ended April 30, 2016
	Six	One	Five Years
	Months	Year	(Annualized)
Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable
market)	2.82%	2.72%	3.60%
Barclays Municipal Bond Index (Broad tax-exempt market)	3.55	5.29	5.37
Citigroup Three-Month U.S. Treasury Bill Index	0.08	0.10	0.05

Stocks
Russell 1000 Index (Large-caps)	0.22%	0.34%	10.81%
Russell 2000 Index (Small-caps)	-1.90	-5.94	6.98
Russell 3000 Index (Broad U.S. market)	0.06	-0.18	10.50
FTSE All-World ex US Index (International)	-1.52	-10.65	0.25

CPI
Consumer Price Index	0.60%	1.13%	1.25%

After struggling during the first four months of the period, U.S. stocks rebounded in the final two. Most of the surge came in March as investors cheered the Fed’s indication that it would raise rates fewer times in 2016 than originally anticipated. Continued aggressive stimulus by central banks in Europe and Asia and a recovery in oil prices also helped.

International stocks traced an even rockier path than their U.S. counterparts en route to modestly negative returns. Developed markets, especially in Europe, notched weak results, while emerging markets slightly advanced.

Central bank policies helped drive bond prices higher in most markets
During the six months, central banks’ monetary policies diverged even more notably than in prior recent periods. Before and after the Fed’s long-awaited December rate increase, some other major central banks moved even further in the opposite direction.

In late January, the Bank of Japan unexpectedly adopted a negative interest rate policy for certain bank reserves—after taking other stimulative steps last year. Soon after, for the first time, Japan issued 10-year government bonds with a negative

Expense Ratios
Your Fund Compared With Its Peer Group

	Investor	ETF	Admiral	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Total International Bond Index Fund	0.17%	0.15%	0.14%	0.09%	1.05%

The fund expense ratios shown are from the prospectus dated February 25, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the fund’s annualized expense ratios were 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.07% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2015.

Peer group: International Income Funds.

Do negative bond yields lead to negative fund returns?

Negative interest rates have spread across much of the globe. What does that imply for investors in Vanguard Total International Bond Index Fund? Negative yields don’t necessarily mean negative returns for U.S. investors, as you can see from the fund’s six-month return of about 3%.

From the fund’s launch in 2013 until the summer of 2014, when the European Central Bank
(ECB) first adopted a negative-rate policy, none of the bonds in the benchmark index had a negative yield. Since then, the index’s share of negative-yielding bonds has grown to about
30%, as shown in the chart below. Other central banks, notably the Bank of Japan, have also adopted negative rates to encourage lending and stimulate their economies. Together,
Japanese and Eurozone bonds account for about two-thirds of the index.

A negative yield to maturity basically means that a home-country investor pays more for a bond than its expected future return. But it’s a bit more complicated for U.S.-dollar-based investors, because a portion of the return of a non-U.S. bond comes from hedging its associated currency exposure.

Your fund’s currency hedging strategy seeks to minimize the volatility created by changes in exchange rates over time. Central banks’ monetary policies can vary widely, and interest rates seldom fall or rise simultaneously around the world. Vanguard research has shown that hedging can help preserve some of the diversification benefits of owning international bonds. More information can be found in the Vanguard research paper Understanding the
‘Hedge Return’: The Impact of Currency Hedging in Foreign Bonds.

Negative yields are spreading

Notes: The chart shows the percentage of negative-yielding bonds in the Total International Bond Index Fund's benchmark, the Barclays Global
Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), at the end of each quarter. Yields are based on the bonds' local currency.

Source: Vanguard, based on data from Barclays.

yield. And in March, in the face of persistent deflationary trends, the European Central Bank further cut its already negative rates and expanded and extended its major bond-buying program. (See the box on page 5 for more discussion about negative rates and your fund.)

These actions, along with indications that U.S. rates would stay lower for longer, helped push down bond yields and pull up their prices. As I noted earlier, some of this uplift was tempered by the currency-hedging policy of your fund and its benchmark. The index’s Japanese bonds had an eye-popping unhedged return approaching 20%, and about 7% after hedging. Returns for some of the larger European countries in the index—such as France, Germany, Italy, and Spain—were about 5% unhedged and roughly half that after hedging.

The reverse was true for bonds issued by United Kingdom borrowers. As the pound weakened against the dollar, negative unhedged returns turned positive after hedging.

Longer-term bonds again generally outpaced shorter-term ones. By credit quality, bonds rated single-A generally outperformed investment-grade bonds of both higher and lower quality.

Whether it’s index or active, low costs and talent matter
If you listen to some investing pundits, you might think index investing and actively managed investing are incompatible opposites. At Vanguard, it’s not index versus active. In fact, depending on your goals, it could well be index and active.

As an indexing pioneer, in 1976, we opened the first index mutual fund, giving shareholders an opportunity to track the performance of the S&P 500 Index. But our roots in active management—which aims to choose investments that will outperform the market—go back to the 1929 launch of what became Vanguard Wellington™ Fund.

Our index and active funds share important traits. Both are low cost, and as their assets grow, we can take advantage of the economies of scale by further reducing fund expense ratios. That allows you to keep more of your fund’s returns.

Talent and experience are also vital regardless of a fund’s management style.

The indexing expertise honed over many decades by our portfolio managers helps our index funds meet their objectives of closely tracking their benchmarks.

Our active funds also benefit from world-class managers—both our own experts and premier money managers we hire around the globe. There’s no guarantee that active management will lead to market-beating results, but the combination of talent and low costs can give investors a better chance of success.

If you’d like to know more, see Keys to Improving the Odds of Active Management Success and The Case for Index-Fund Investing, available at vanguard.com/research.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
May 17, 2016

Total International Bond Index Fund

Fund Profile
As of April 30, 2016

Share-Class Characteristics
	Investor		Admiral	Institutional
	Shares	ETF Shares	Shares	Shares
Ticker Symbol	VTIBX	BNDX	VTABX	VTIFX
Expense Ratio[1]	0.17%	0.15%	0.14%	0.09%
30-Day SEC Yield	0.63%	0.70%	0.69%	0.77%

Financial Attributes

		Barclays GA
		ex-USD
		Float Adj
		RIC Capped Idx
	Fund	(USD Hedged)

Number of Bonds	4,009	8,186

Yield to Maturity
(before expenses)	0.8%	0.9%

Average Coupon	2.5%	2.8%

Average Duration	7.6 years	7.6 years

Average Effective
Maturity	9.2 years	9.2 years

Short-Term
Reserves	1.2%	—

Sector Diversification (% of portfolio)
Asset-Backed	0.2%
Finance	5.7
Foreign Government	81.8
Industrial	5.5
Utilities	1.2
Other	5.6
The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of portfolio)
Aaa	22.5%
Aa	27.9
A	30.5
Baa	19.1

Credit-quality ratings are obtained from Barclays and are from Moody's, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. "Not Rated" is used to classify securities for which a rating is not available. For more information about these ratings, see the Glossary entry for Credit Quality.

Distribution by Effective Maturity
(% of portfolio)
Under 1 Year	1.5%
1 - 3 Years	18.1
3 - 5 Years	22.1
5 - 10 Years	31.0
10 - 20 Years	15.9
20 - 30 Years	8.7
Over 30 Years	2.7

Investment Focus

1 The expense ratios shown are from the prospectus dated February 25, 2016, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2016, the annualized expense ratios were 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.07% for Institutional Shares.

Total International Bond Index Fund

Market Diversification (% of equity exposure)

Europe
France	11.8%
Germany	10.1
United Kingdom	8.5
Italy	8.4
Spain	5.4
Netherlands	3.2
Belgium	2.2
Sweden	1.5
Switzerland	1.5
Austria	1.4
Other	3.0
Subtotal	57.0%
Pacific
Japan	22.0%
South Korea	2.6
Australia	2.6
Other	0.8
Subtotal	28.0%
Emerging Markets
Other	3.1%
North America
Canada	5.5%
United States	2.3
Subtotal	7.8%
Middle East	0.3%
Other	3.8%

Allocation by Region(% of portfolio)

Total International Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): May 31, 2013, Through April 30, 2016
				Barclays GA
				ex-USD
				Float Adj
				RIC Capped Idx
			Investor Shares	(USD Hedged)
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2013	0.60%	-0.10%	0.50%	0.62%
2014	1.52	4.60	6.12	6.46
2015	1.51	1.53	3.04	3.38
2016	0.89	2.26	3.15	3.30
Note: For 2016, performance data reflect the six months ended April 30, 2016.

Average Annual Total Returns: Periods Ended March 31, 2016
This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.
Securities and Exchange Commission rules require that we provide this information.
					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	5/31/2013	2.33%	1.56%	3.02%	4.58%
ETF Shares	5/31/2013
Market Price		2.40			4.72
Net Asset Value		2.36			4.62
Admiral Shares	5/31/2013	2.35	1.60	3.02	4.62
Institutional Shares	5/31/2013	2.42	1.66	3.04	4.70

See Financial Highlights for dividend and capital gains information.

Total International Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2016

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Australia (2.5%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Australia & New Zealand Banking Group Ltd.	1.125%	5/13/20	EUR	7,000	8,329
Australia & New Zealand Banking Group Ltd.	1.375%	9/4/18	EUR	2,000	2,365
Australia & New Zealand Banking Group Ltd.	2.500%	1/16/24	EUR	5,000	6,532
Commonwealth Bank of Australia	0.750%	11/4/21	EUR	4,000	4,694
Commonwealth Bank of Australia	2.625%	1/12/17	EUR	3,000	3,501
Commonwealth Bank of Australia	3.000%	5/3/22	EUR	3,000	3,968
Commonwealth Bank of Australia	3.000%	9/4/26	GBP	1,700	2,590
National Australia Bank Ltd.	0.875%	2/19/27	EUR	10,000	11,269
National Australia Bank Ltd.	1.375%	5/28/21	EUR	700	847
National Australia Bank Ltd.	1.875%	1/13/23	EUR	5,000	6,241
National Australia Bank Ltd.	2.250%	6/6/25	EUR	1,800	2,324
National Australia Bank Ltd.	3.000%	9/4/26	GBP	500	766
Westpac Banking Corp.	1.375%	4/17/20	EUR	2,000	2,404
Westpac Banking Corp.	1.500%	3/24/21	EUR	7,000	8,502
Westpac Banking Corp.	2.125%	7/9/19	EUR	2,500	3,055
					67,387
Corporate Bonds (0.4%)
AGL Energy Ltd.	5.000%	11/5/21	AUD	1,500	1,185
APT Pipelines Ltd.	2.000%	3/22/27	EUR	8,400	9,046
APT Pipelines Ltd.	4.250%	11/26/24	GBP	1,000	1,523
Asciano Finance Ltd.	5.000%	9/19/23	GBP	500	759
Asciano Finance Ltd.	5.250%	5/19/25	AUD	5,000	3,815
Aurizon Network Pty Ltd.	2.000%	9/18/24	EUR	3,000	3,233
AusNet Services Holdings Pty Ltd.	1.500%	2/26/27	EUR	2,000	2,296
AusNet Services Holdings Pty Ltd.	3.000%	2/13/24	EUR	4,000	5,230
Australia & New Zealand Banking Group Ltd.	3.750%	3/10/17	EUR	5,000	5,908
Australia & New Zealand Banking Group Ltd.	3.750%	7/25/19	AUD	4,000	3,110
BHP Billiton Finance Ltd.	2.125%	11/29/18	EUR	3,800	4,566
BHP Billiton Finance Ltd.	2.250%	9/25/20	EUR	1,000	1,230
BHP Billiton Finance Ltd.	3.125%	4/29/33	EUR	500	650
BHP Billiton Finance Ltd.	3.250%	9/25/24	GBP	5,000	7,475
BHP Billiton Finance Ltd.	3.250%	9/24/27	EUR	10,700	14,244
BHP Billiton Finance Ltd.	4.300%	9/25/42	GBP	3,100	4,593
Brambles Finance plc	4.625%	4/20/18	EUR	2,100	2,609
Commonwealth Bank of Australia	0.407%	5/2/19	JPY	500,000	4,751
Commonwealth Bank of Australia	1.625%	2/4/19	EUR	2,000	2,383

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Commonwealth Bank of Australia	2.250%	12/7/18	GBP	2,360	3,526
Commonwealth Bank of Australia	3.750%	10/18/19	AUD	10,000	7,777
Commonwealth Bank of Australia	4.250%	11/10/16	EUR	4,000	4,683
Commonwealth Bank of Australia	4.250%	1/25/18	AUD	1,000	781
Commonwealth Bank of Australia	4.375%	2/25/20	EUR	3,500	4,624
Commonwealth Bank of Australia	5.150%	4/9/20	CAD	6,989	6,175
Macquarie Bank Ltd.	1.125%	1/20/22	EUR	500	575
Macquarie Bank Ltd.	2.500%	9/18/18	EUR	400	481
Macquarie Bank Ltd.	3.000%	8/9/17	CHF	3,000	3,239
Macquarie Bank Ltd.	3.250%	3/3/20	AUD	1,000	752
Macquarie Bank Ltd.	3.500%	12/18/20	GBP	1,000	1,534
Macquarie Bank Ltd.	6.000%	9/21/20	EUR	1,500	1,992
National Australia Bank Ltd.	0.875%	1/20/22	EUR	5,000	5,803
National Australia Bank Ltd.	1.000%	4/17/20	CHF	1,000	1,089
National Australia Bank Ltd.	1.875%	2/20/20	GBP	500	736
National Australia Bank Ltd.	2.000%	11/12/20	EUR	6,000	7,360
1 National Australia Bank Ltd.	2.000%	11/12/24	EUR	2,000	2,289
National Australia Bank Ltd.	3.625%	11/8/17	GBP	600	907
National Australia Bank Ltd.	4.000%	5/23/18	AUD	5,000	3,898
National Australia Bank Ltd.	4.000%	7/13/20	EUR	5,850	7,735
National Australia Bank Ltd.	4.625%	2/10/20	EUR	1,000	1,288
National Australia Bank Ltd.	4.750%	7/15/16	EUR	4,000	4,624
National Australia Bank Ltd.	5.125%	12/9/21	GBP	4,000	6,674
1 National Australia Bank Ltd.	7.125%	6/12/23	GBP	200	318
National Capital Trust I	5.620%	9/29/49	GBP	500	740
Origin Energy Finance Ltd.	2.500%	10/23/20	EUR	310	352
Origin Energy Finance Ltd.	2.875%	10/11/19	EUR	2,200	2,550
Perth Airport Pty Ltd.	5.500%	3/25/21	AUD	6,500	5,204
Qantas Airways Ltd.	7.500%	6/11/21	AUD	3,500	2,983
1 QBE Capital Funding IV Ltd.	7.500%	5/24/41	GBP	1,000	1,586
Rio Tinto Finance plc	2.875%	12/11/24	EUR	300	395
Rio Tinto Finance plc	4.000%	12/11/29	GBP	5,200	7,851
Scentre Group Trust 1 / Scentre Group Trust 2	2.375%	4/8/22	GBP	3,000	4,379
Scentre Group Trust 2	3.250%	9/11/23	EUR	3,273	4,277
Scentre Management Ltd.	1.500%	7/16/20	EUR	5,000	5,895
SGSP Australia Assets Pty Ltd.	2.000%	6/30/22	EUR	3,000	3,517
SGSP Australia Assets Pty Ltd.	5.125%	2/11/21	GBP	1,000	1,639
SPI Australia Assets Pty Ltd.	5.500%	3/12/21	AUD	4,000	3,240
Telstra Corp. Ltd.	2.500%	9/15/23	EUR	3,000	3,804
Telstra Corp. Ltd.	4.500%	11/13/18	AUD	5,000	3,939
Transurban Finance Co. Pty Ltd.	1.875%	9/16/24	EUR	3,000	3,498
Wesfarmers Ltd.	1.250%	10/7/21	EUR	500	586
Wesfarmers Ltd.	2.750%	8/2/22	EUR	3,000	3,778
Wesfarmers Ltd.	3.660%	11/18/20	AUD	1,000	758
Wesfarmers Ltd.	4.750%	3/12/20	AUD	10,000	7,928
Westpac Banking Corp.	3.250%	1/22/20	AUD	10,000	7,638
Westpac Banking Corp.	4.250%	9/22/16	EUR	6,000	6,986
Westpac Banking Corp.	5.000%	10/21/19	GBP	500	813
Woolworths Ltd.	6.000%	3/21/19	AUD	2,900	2,346
					244,148
Sovereign Bonds (2.0%)
Australian Capital Territory	4.000%	5/22/24	AUD	5,000	4,156
Commonwealth of Australia	1.750%	11/21/20	AUD	15,000	11,274
Commonwealth of Australia	2.750%	10/21/19	AUD	72,000	56,290

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Commonwealth of Australia	2.750%	4/21/24	AUD	88,800	69,114
Commonwealth of Australia	2.750%	11/21/27	AUD	10,000	7,702
Commonwealth of Australia	2.750%	6/21/35	AUD	8,365	6,057
Commonwealth of Australia	3.250%	10/21/18	AUD	27,800	21,835
Commonwealth of Australia	3.250%	4/21/25	AUD	67,790	54,801
Commonwealth of Australia	3.250%	4/21/29	AUD	35,000	28,161
Commonwealth of Australia	3.250%	6/21/39	AUD	10,000	7,635
Commonwealth of Australia	3.750%	4/21/37	AUD	21,000	17,488
Commonwealth of Australia	4.250%	7/21/17	AUD	28,000	21,887
Commonwealth of Australia	4.250%	4/21/26	AUD	65,500	57,429
Commonwealth of Australia	4.500%	4/15/20	AUD	44,350	36,991
Commonwealth of Australia	4.500%	4/21/33	AUD	42,000	38,687
Commonwealth of Australia	4.750%	4/21/27	AUD	44,351	40,739
Commonwealth of Australia	5.250%	3/15/19	AUD	48,940	40,697
Commonwealth of Australia	5.500%	1/21/18	AUD	66,000	53,233
Commonwealth of Australia	5.500%	4/21/23	AUD	50,600	46,298
Commonwealth of Australia	5.750%	5/15/21	AUD	32,540	29,061
Commonwealth of Australia	5.750%	7/15/22	AUD	64,322	58,807
New South Wales Treasury Corp.	3.500%	3/20/19	AUD	20,000	15,850
New South Wales Treasury Corp.	4.000%	2/20/17	AUD	11,000	8,497
New South Wales Treasury Corp.	4.000%	4/20/23	AUD	8,000	6,640
New South Wales Treasury Corp.	5.000%	8/20/24	AUD	17,000	15,242
New South Wales Treasury Corp.	6.000%	2/1/18	AUD	20,000	16,243
New South Wales Treasury Corp.	6.000%	5/1/20	AUD	5,000	4,357
New South Wales Treasury Corp.	6.000%	3/1/22	AUD	34,000	30,988
New South Wales Treasury Corp.	6.000%	5/1/30	AUD	3,000	3,031
Queensland Treasury Corp.	3.250%	7/21/26	AUD	18,500	14,298
Queensland Treasury Corp.	3.500%	9/21/17	AUD	30,000	23,275
Queensland Treasury Corp.	4.250%	7/21/23	AUD	43,000	35,949
Queensland Treasury Corp.	4.750%	7/21/25	AUD	17,000	14,838
Queensland Treasury Corp.	5.500%	6/21/21	AUD	22,000	19,206
Queensland Treasury Corp.	5.750%	7/22/24	AUD	10,000	9,232
Queensland Treasury Corp.	6.000%	2/21/18	AUD	20,000	16,272
Queensland Treasury Corp.	6.000%	7/21/22	AUD	25,000	22,761
Queensland Treasury Corp.	6.250%	2/21/20	AUD	25,000	21,772
South Australian Government Financing
Authority	2.750%	4/16/25	AUD	6,000	4,500
South Australian Government Financing
Authority	4.250%	11/20/23	AUD	5,000	4,172
South Australian Government Financing
Authority	4.750%	8/6/19	AUD	7,500	6,161
Treasury Corp. of Victoria	5.500%	11/15/18	AUD	25,000	20,638
Treasury Corp. of Victoria	5.500%	12/17/24	AUD	10,000	9,296
Treasury Corp. of Victoria	5.500%	11/17/26	AUD	15,000	14,255
Treasury Corp. of Victoria	6.000%	6/15/20	AUD	10,000	8,763
Treasury Corp. of Victoria	6.000%	10/17/22	AUD	7,000	6,468
Western Australian Treasury Corp.	2.500%	7/22/20	AUD	39,000	29,767
Western Australian Treasury Corp.	3.000%	6/8/16	AUD	14,000	10,654
Western Australian Treasury Corp.	5.000%	7/23/25	AUD	12,000	10,589
Western Australian Treasury Corp.	7.000%	10/15/19	AUD	15,000	13,206
					1,125,262
Total Australia (Cost $1,501,722)					1,436,797

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Austria (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
BAWAG PSK Bank fuer Arbeit und Wirtschaft
und Oesterreichische Postsparkasse AG	1.875%	9/18/19	EUR	500	608
Erste Group Bank AG	0.750%	2/5/25	EUR	2,500	2,885
Erste Group Bank AG	3.500%	2/8/22	EUR	600	813
Erste Group Bank AG	4.000%	1/20/21	EUR	2,000	2,702
HYPO NOE Gruppe Bank AG	3.000%	5/9/22	EUR	2,000	2,638
Kommunalkredit Austria AG	1.625%	9/25/18	EUR	2,000	2,370
Raiffeisen-Landesbank Steiermark AG	2.375%	6/14/28	EUR	300	396
Raiffeisenlandesbank Niederoesterreich-Wien
AG	1.750%	10/2/20	EUR	1,700	2,082
UniCredit Bank Austria AG	0.750%	2/25/25	EUR	500	574
UniCredit Bank Austria AG	1.250%	7/30/18	EUR	500	590
UniCredit Bank Austria AG	1.375%	5/26/21	EUR	5,000	6,050
UniCredit Bank Austria AG	2.375%	1/22/24	EUR	2,000	2,602
UniCredit Bank Austria AG	2.875%	11/4/16	EUR	2,400	2,756
UniCredit Bank Austria AG	4.125%	2/24/21	EUR	2,000	2,720
					29,786
Corporate Bonds (0.0%)
Erste Group Bank AG	3.375%	3/28/17	EUR	1,500	1,767
OMV AG	3.500%	9/27/27	EUR	2,400	3,278
OMV AG	4.250%	10/12/21	EUR	1,000	1,360
1 OMV AG	5.250%	12/29/49	EUR	1,500	1,754
1 OMV AG	6.750%	6/29/49	EUR	1,000	1,230
Raiffeisen Bank International AG	2.750%	7/10/17	EUR	1,500	1,765
Telekom Finanzmanagement GmbH	3.125%	12/3/21	EUR	5,000	6,464
Telekom Finanzmanagement GmbH	4.000%	4/4/22	EUR	500	676
UniCredit Bank Austria AG	2.625%	1/30/18	EUR	1,000	1,183
1 UNIQA Insurance Group AG	6.000%	7/27/46	EUR	3,000	3,545
1 Vienna Insurance Group AG Wiener
Versicherung Gruppe	5.500%	10/9/43	EUR	1,200	1,480
					24,502
Sovereign Bonds (1.3%)
2 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	1.375%	4/9/21	EUR	7,000	8,561
Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/11/32	EUR	500	696
2 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	2.750%	6/20/33	EUR	1,200	1,683
2 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	3.375%	9/22/25	EUR	2,000	2,859
2 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	4.375%	7/8/19	EUR	11,000	14,266
2 Autobahnen- Und Schnellstrassen-
Finanzierungs-AG	4.500%	10/16/17	EUR	1,950	2,387
Erdoel-Lagergesellschaft mbH	2.750%	3/20/28	EUR	2,000	2,636
2 Hypo Alpe-Adria-Bank International AG	2.375%	12/13/22	EUR	3,000	3,735
HYPO NOE Gruppe Bank AG	0.500%	9/11/20	EUR	10,000	11,563
HYPO NOE Gruppe Bank AG	1.625%	4/23/18	EUR	700	797
2 KA Finanz AG	0.375%	8/11/20	EUR	5,900	6,844
2 OeBB Infrastruktur AG	1.000%	11/18/24	EUR	7,000	8,321
2 OeBB Infrastruktur AG	2.250%	7/4/23	EUR	10,000	12,976
2 OeBB Infrastruktur AG	2.250%	5/28/29	EUR	3,000	3,927

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
2 OeBB Infrastruktur AG	3.375%	5/18/32	EUR	7,000	10,470
2 OeBB Infrastruktur AG	3.500%	10/19/20	EUR	6,000	7,947
2 OeBB Infrastruktur AG	3.500%	10/19/26	EUR	1,800	2,626
2 OeBB Infrastruktur AG	3.625%	7/13/21	EUR	1,000	1,356
2 Oesterreichische Kontrollbank AG	2.000%	12/17/18	GBP	2,000	2,998
2 Oesterreichische Kontrollbank AG	2.125%	7/23/19	CHF	3,500	3,972
2 Oesterreichische Kontrollbank AG	2.625%	11/22/24	CHF	10,610	13,700
2 Oesterreichische Kontrollbank AG	2.875%	2/25/30	CHF	100	146
Oesterreichische Kontrollbank AG	3.875%	9/15/16	EUR	2,000	2,324
3 Republic of Austria	0.250%	10/18/19	EUR	19,400	22,649
3 Republic of Austria	0.750%	10/20/26	EUR	10,000	11,542
3 Republic of Austria	1.150%	10/19/18	EUR	14,250	16,938
3 Republic of Austria	1.200%	10/20/25	EUR	30,000	36,585
3 Republic of Austria	1.500%	2/20/47	EUR	9,000	10,282
3 Republic of Austria	1.650%	10/21/24	EUR	36,500	46,446
3 Republic of Austria	1.750%	10/20/23	EUR	12,000	15,401
3 Republic of Austria	1.950%	6/18/19	EUR	30,000	36,818
3 Republic of Austria	2.400%	5/23/34	EUR	14,600	20,156
3 Republic of Austria	3.150%	6/20/44	EUR	18,180	29,179
3 Republic of Austria	3.400%	11/22/22	EUR	30,000	41,949
3 Republic of Austria	3.500%	9/15/21	EUR	20,000	27,361
3 Republic of Austria	3.650%	4/20/22	EUR	38,000	53,093
3 Republic of Austria	3.800%	1/26/62	EUR	7,700	15,117
3 Republic of Austria	3.900%	7/15/20	EUR	20,450	27,532
3 Republic of Austria	4.150%	3/15/37	EUR	30,000	52,663
3 Republic of Austria	4.300%	9/15/17	EUR	20,000	24,401
3 Republic of Austria	4.350%	3/15/19	EUR	25,000	32,504
3 Republic of Austria	4.650%	1/15/18	EUR	40,000	49,786
3 Republic of Austria	4.850%	3/15/26	EUR	20,000	32,414
Republic of Austria	6.250%	7/15/27	EUR	14,750	27,160
					756,766
Total Austria (Cost $811,854)					811,054
Belgium (2.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Belfius Bank SA	0.625%	10/14/21	EUR	11,000	12,883
Belfius Bank SA	1.250%	1/28/19	EUR	2,000	2,371
Belfius Bank SA	1.375%	6/5/20	EUR	11,500	13,875
Belfius Bank SA	2.125%	1/30/23	EUR	3,000	3,831
KBC Bank NV	0.450%	1/22/22	EUR	5,000	5,789
KBC Bank NV	0.875%	8/29/16	EUR	4,800	5,514
KBC Bank NV	1.000%	2/25/19	EUR	1,000	1,180
KBC Bank NV	1.250%	5/28/20	EUR	3,000	3,605
					49,048
Corporate Bonds (0.1%)
Anheuser-Busch InBev NV	2.000%	12/16/19	EUR	750	913
Anheuser-Busch InBev NV	2.875%	9/25/24	EUR	4,000	5,248
Anheuser-Busch InBev NV	4.000%	4/26/18	EUR	1,173	1,448
Anheuser-Busch InBev NV	4.000%	6/2/21	EUR	5,000	6,736
Anheuser-Busch InBev NV	6.500%	6/23/17	GBP	2,480	3,839
Anheuser-Busch InBev NV	9.750%	7/30/24	GBP	800	1,779
Belfius Bank SA	2.250%	9/26/18	EUR	5,000	6,004
BNP Paribas Fortis SA	5.757%	10/4/17	EUR	2,500	3,075
KBC IFIMA SA	2.125%	9/10/18	EUR	5,500	6,600
					35,642

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Sovereign Bonds (2.0%)
6 Dexia Credit Local SA	0.200%	7/31/18	EUR	4,000	4,607
4 Dexia Credit Local SA	0.625%	1/21/22	EUR	2,000	2,326
5 Dexia Credit Local SA	1.000%	7/11/16	EUR	5,000	5,737
5 Dexia Credit Local SA	1.250%	11/26/24	EUR	12,200	14,418
6 Dexia Credit Local SA	1.375%	9/18/19	EUR	5,000	5,985
4 Dexia Credit Local SA	1.625%	10/29/18	EUR	3,000	3,579
4 Dexia Credit Local SA	2.000%	1/22/21	EUR	8,000	9,930
5 Dexia Credit Local SA	2.125%	2/12/25	GBP	3,000	4,295
Eandis CVBA	1.750%	12/4/26	EUR	6,000	7,203
Eandis CVBA	2.875%	10/9/23	EUR	1,000	1,302
Eandis CVBA	4.500%	11/8/21	EUR	1,500	2,057
Flemish Community	3.000%	1/31/18	EUR	2,000	2,419
Flemish Community	3.875%	7/20/16	EUR	2,000	2,310
3 Kingdom of Belgium	0.800%	6/22/25	EUR	62,000	72,765
3 Kingdom of Belgium	1.000%	6/22/26	EUR	26,364	31,144
3 Kingdom of Belgium	1.000%	6/22/31	EUR	28,000	31,262
Kingdom of Belgium	1.125%	12/21/18	GBP	4,000	5,858
Kingdom of Belgium	1.250%	6/22/18	EUR	33,000	39,159
3 Kingdom of Belgium	1.900%	6/22/38	EUR	20,000	24,466
3 Kingdom of Belgium	2.150%	6/22/66	EUR	15,000	16,999
Kingdom of Belgium	2.250%	6/22/23	EUR	49,500	65,149
3 Kingdom of Belgium	2.600%	6/22/24	EUR	60,000	81,179
Kingdom of Belgium	3.000%	9/28/19	EUR	24,000	30,615
3 Kingdom of Belgium	3.000%	6/22/34	EUR	31,970	46,635
3 Kingdom of Belgium	3.500%	6/28/17	EUR	37,000	44,297
3 Kingdom of Belgium	3.750%	9/28/20	EUR	62,342	83,964
Kingdom of Belgium	3.750%	6/22/45	EUR	19,000	32,216
3 Kingdom of Belgium	4.000%	3/28/18	EUR	35,000	43,491
Kingdom of Belgium	4.000%	3/28/19	EUR	30,000	38,764
Kingdom of Belgium	4.000%	3/28/22	EUR	28,950	41,071
Kingdom of Belgium	4.000%	3/28/32	EUR	33,000	53,248
3 Kingdom of Belgium	4.250%	9/28/21	EUR	41,000	58,018
Kingdom of Belgium	4.250%	9/28/22	EUR	30,000	43,614
3 Kingdom of Belgium	4.250%	3/28/41	EUR	37,250	66,475
3 Kingdom of Belgium	4.500%	3/28/26	EUR	7,000	11,058
3 Kingdom of Belgium	5.000%	3/28/35	EUR	31,000	57,302
3 Kingdom of Belgium	5.500%	9/28/17	EUR	20,000	24,820
Kingdom of Belgium	5.500%	3/28/28	EUR	23,000	40,233
Proximus SA	2.375%	4/4/24	EUR	3,100	3,960
Proximus SA	3.875%	2/7/18	EUR	1,000	1,224
					1,155,154
Total Belgium (Cost $1,227,572)					1,239,844
Bermuda (0.0%)
Corporate Bond (0.0%)
Bacardi Ltd.	2.750%	7/3/23	EUR	2,000	2,527
Total Bermuda (Cost $2,662)					2,527
Brazil (0.0%)
Corporate Bond (0.0%)
BRF SA	2.750%	6/3/22	EUR	2,440	2,626
Total Brazil (Cost $2,669)					2,626

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Bulgaria (0.0%)
Sovereign Bonds (0.0%)
Republic of Bulgaria	1.875%	3/21/23	EUR	6,000	6,795
Republic of Bulgaria	2.000%	3/26/22	EUR	3,000	3,497
Republic of Bulgaria	2.625%	3/26/27	EUR	3,000	3,441
Republic of Bulgaria	2.950%	9/3/24	EUR	800	956
Republic of Bulgaria	3.125%	3/26/35	EUR	3,000	3,223
Republic of Bulgaria	4.250%	7/9/17	EUR	7,000	8,397
Total Bulgaria (Cost $24,868)					26,309
Canada (5.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Bank of Montreal	1.000%	5/7/19	EUR	5,000	5,902
Bank of Nova Scotia	0.500%	7/23/20	EUR	10,000	11,648
Bank of Nova Scotia	0.750%	9/17/21	EUR	10,000	11,762
Bank of Nova Scotia	1.000%	4/2/19	EUR	5,000	5,897
Caisse Centrale Desjardins	1.125%	3/11/19	EUR	3,000	3,546
Canadian Imperial Bank of Commerce	1.250%	8/7/18	EUR	3,000	3,539
National Bank of Canada	0.500%	1/26/22	EUR	14,000	16,210
National Bank of Canada	1.250%	12/17/18	EUR	2,000	2,368
National Bank of Canada	1.500%	3/25/21	EUR	5,000	6,094
Royal Bank of Canada	1.250%	10/29/18	EUR	10,000	11,826
Royal Bank of Canada	1.625%	8/4/20	EUR	6,500	7,932
Royal Bank of Canada	3.770%	3/30/18	CAD	5,000	4,167
Royal Bank of Canada	4.625%	1/22/18	EUR	3,000	3,713
Toronto-Dominion Bank	0.250%	4/27/22	EUR	5,000	5,704
Toronto-Dominion Bank	0.625%	7/29/19	EUR	15,000	17,513
Toronto-Dominion Bank	0.750%	10/29/21	EUR	6,000	7,061
					124,882
Corporate Bonds (0.9%)
407 International Inc.	3.870%	11/24/17	CAD	2,000	1,650
407 International Inc.	4.190%	4/25/42	CAD	5,500	4,847
407 International Inc.	4.300%	5/26/21	CAD	1,500	1,344
407 International Inc.	5.750%	2/14/36	CAD	995	1,009
AltaGas Ltd.	4.500%	8/15/44	CAD	1,757	1,259
AltaLink LP	3.668%	11/6/23	CAD	2,000	1,735
AltaLink LP	3.990%	6/30/42	CAD	2,925	2,485
American Express Canada Credit Corp.	2.310%	3/29/18	CAD	4,000	3,238
Bank of Montreal	2.100%	10/6/20	CAD	100	81
Bank of Montreal	2.120%	3/16/22	CAD	15,300	12,247
Bank of Montreal	2.240%	12/11/17	CAD	7,500	6,061
Bank of Montreal	2.390%	7/12/17	CAD	5,000	4,039
Bank of Montreal	3.400%	4/23/21	CAD	3,000	2,567
Bank of Montreal	6.020%	5/2/18	CAD	4,000	3,474
Bank of Nova Scotia	2.090%	9/9/20	CAD	8,400	6,785
Bank of Nova Scotia	2.130%	6/15/20	CAD	20,000	16,188
Bank of Nova Scotia	2.242%	3/22/18	CAD	7,500	6,066
Bank of Nova Scotia	2.370%	1/11/18	CAD	200	162
Bank of Nova Scotia	2.400%	10/28/19	CAD	9,700	7,927
1 Bank of Nova Scotia	2.580%	3/30/27	CAD	4,550	3,442
1 Bank of Nova Scotia	3.036%	10/18/24	CAD	5,000	4,085
Bank of Nova Scotia	3.270%	1/11/21	CAD	5,000	4,246
Bell Canada	3.000%	10/3/22	CAD	5,200	4,276
Bell Canada	3.250%	6/17/20	CAD	5,350	4,477

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Bell Canada	3.350%	6/18/19	CAD	5,000	4,168
Bell Canada	3.350%	3/22/23	CAD	5,000	4,197
Bell Canada	3.550%	3/2/26	CAD	3,000	2,486
Bell Canada	4.350%	12/18/45	CAD	3,000	2,392
Bell Canada	4.750%	9/29/44	CAD	3,500	2,975
Bell Canada	5.520%	2/26/19	CAD	2,000	1,753
1 BMO Capital Trust II	10.221%	12/31/07	CAD	700	664
BP LP	3.244%	1/9/20	CAD	1,060	871
Brookfield Asset Management Inc.	4.540%	3/31/23	CAD	6,875	5,980
Brookfield Asset Management Inc.	5.040%	3/8/24	CAD	1,500	1,338
Brookfield Infrastructure Finance ULC	3.538%	10/30/20	CAD	850	692
Brookfield Renewable Energy Partners ULC	3.752%	6/2/25	CAD	5,451	4,392
Caisse Centrale Desjardins	1.748%	3/2/20	CAD	10,150	8,090
Caisse Centrale Desjardins	2.795%	11/19/18	CAD	4,000	3,288
Cameco Corp.	4.190%	6/24/24	CAD	1,500	1,222
Canadian Imperial Bank of Commerce	0.375%	10/15/19	EUR	10,000	11,596
Canadian Imperial Bank of Commerce	1.700%	10/9/18	CAD	10,000	7,996
Canadian Imperial Bank of Commerce	2.220%	3/7/18	CAD	3,000	2,426
Canadian Imperial Bank of Commerce	2.350%	10/18/17	CAD	1,500	1,213
1 Canadian Imperial Bank of Commerce	3.000%	10/28/24	CAD	11,750	9,360
Canadian National Railway Co.	2.800%	9/22/25	CAD	5,000	4,056
Canadian Natural Resources Ltd.	2.890%	8/14/20	CAD	400	313
Canadian Pacific Railway Co.	6.250%	6/1/18	CAD	5,000	4,336
Canadian Pacific Railway Co.	6.450%	11/17/39	CAD	1,750	1,731
1 Capital Desjardins Inc.	4.954%	12/15/26	CAD	3,000	2,671
Capital Desjardins Inc.	5.187%	5/5/20	CAD	5,355	4,730
Capital Power Corp.	5.276%	11/16/20	CAD	4,350	3,478
1 CIBC Capital Trust	10.250%	6/30/08	CAD	225	246
Cogeco Communications Inc.	4.175%	5/26/23	CAD	250	208
CU Inc.	3.805%	9/10/42	CAD	450	371
CU Inc.	4.085%	9/2/44	CAD	5,000	4,320
CU Inc.	4.543%	10/24/41	CAD	1,000	922
CU Inc.	4.722%	9/9/43	CAD	3,000	2,858
CU Inc.	6.800%	8/13/19	CAD	900	835
Enbridge Gas Distribution Inc.	3.310%	9/11/25	CAD	240	201
Enbridge Gas Distribution Inc.	4.040%	11/23/20	CAD	350	305
Enbridge Gas Distribution Inc.	4.950%	11/22/50	CAD	1,000	961
Enbridge Inc.	4.240%	8/27/42	CAD	2,250	1,606
Enbridge Inc.	4.530%	3/9/20	CAD	9,700	8,286
Enbridge Pipelines Inc.	3.450%	9/29/25	CAD	240	196
Enbridge Pipelines Inc.	4.550%	8/17/43	CAD	1,000	828
Enbridge Pipelines Inc.	4.550%	9/29/45	CAD	5,600	4,628
Fairfax Financial Holdings Ltd.	4.950%	3/3/25	CAD	250	201
Fairfax Financial Holdings Ltd.	5.840%	10/14/22	CAD	2,800	2,429
1 Great-West Lifeco Finance Delaware LP	5.691%	6/21/67	CAD	4,000	3,081
Great-West Lifeco Inc.	6.670%	3/21/33	CAD	2,000	2,128
Greater Toronto Airports Authority	5.300%	2/25/41	CAD	3,100	3,228
Home Trust Co.	3.400%	12/10/18	CAD	350	279
HSBC Bank	2.908%	9/29/21	CAD	3,000	2,453
HSBC Bank Canada	2.449%	1/29/21	CAD	150	121
HSBC Bank Canada	2.491%	5/13/19	CAD	5,000	4,050
HSBC Bank Canada	2.938%	1/14/20	CAD	2,250	1,849
HSBC Bank Canada	3.558%	10/4/17	CAD	10,000	8,196
Inter Pipeline Ltd.	3.776%	5/30/22	CAD	2,000	1,670

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Inter Pipeline Ltd.	4.637%	5/30/44	CAD	3,000	2,364
John Deere Canada Funding Inc.	2.050%	9/17/20	CAD	800	642
John Deere Canada Funding Inc.	2.350%	6/24/19	CAD	3,675	2,983
Kraft Canada Inc.	2.700%	7/6/20	CAD	1,865	1,515
Laurentian Bank of Canada	2.500%	1/23/20	CAD	300	239
Laurentian Bank of Canada	2.810%	6/13/19	CAD	1,107	896
Loblaw Cos. Ltd.	3.748%	3/12/19	CAD	2,800	2,350
1 Manufacturers Life Insurance Co.	2.100%	6/1/25	CAD	9,000	7,025
1 Manulife Finance Delaware LP	5.059%	12/15/41	CAD	1,000	795
1 Manulife Financial Capital Trust II	7.405%	12/31/08	CAD	4,000	3,673
Manulife Financial Corp.	7.768%	4/8/19	CAD	300	277
Metro Inc.	5.970%	10/15/35	CAD	5,048	4,706
National Bank of Canada	1.742%	3/3/20	CAD	500	399
National Bank of Canada	1.951%	12/11/17	CAD	250	201
National Bank of Canada	2.404%	10/28/19	CAD	15,400	12,567
National Bank of Canada	2.794%	8/9/18	CAD	850	697
NAV Canada	1.949%	4/19/18	CAD	2,000	1,613
NAV Canada	5.304%	4/17/19	CAD	1,000	885
NBC Asset Trust	7.235%	12/29/49	CAD	150	131
North West Redwater Partnership /
NWR Financing Co. Ltd.	3.700%	2/23/43	CAD	4,000	2,815
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.050%	7/22/44	CAD	350	261
North West Redwater Partnership /
NWR Financing Co. Ltd.	4.250%	6/1/29	CAD	250	206
Nova Scotia Power Inc.	5.610%	6/15/40	CAD	1,000	1,032
Pembina Pipeline Corp.	4.750%	4/30/43	CAD	3,000	2,147
Pembina Pipeline Corp.	4.810%	3/25/44	CAD	2,000	1,475
Plenary Properties LTAP LP	6.288%	1/31/44	CAD	4,577	4,782
RioCan REIT	3.850%	6/28/19	CAD	1,025	864
Rogers Communications Inc.	2.800%	3/13/19	CAD	300	246
Rogers Communications Inc.	4.000%	3/13/24	CAD	4,000	3,434
Rogers Communications Inc.	4.700%	9/29/20	CAD	400	354
Rogers Communications Inc.	5.340%	3/22/21	CAD	6,000	5,472
Rogers Communications Inc.	6.110%	8/25/40	CAD	2,000	1,985
Rogers Communications Inc.	6.680%	11/4/39	CAD	3,144	3,307
Royal Bank of Canada	0.750%	10/23/18	CHF	2,000	2,117
Royal Bank of Canada	2.260%	3/12/18	CAD	7,500	6,064
Royal Bank of Canada	2.350%	12/9/19	CAD	6,750	5,508
Royal Bank of Canada	2.770%	12/11/18	CAD	28,000	23,023
Royal Bank of Canada	2.980%	5/7/19	CAD	7,000	5,809
1 Royal Bank of Canada	2.990%	12/6/24	CAD	14,000	11,431
1 Royal Bank of Canada	3.040%	7/17/24	CAD	400	319
1 Royal Bank of Canada	3.310%	1/20/26	CAD	400	322
Royal Office Finance LP	5.209%	11/12/32	CAD	4,448	4,366
1 Scotiabank Capital Trust	5.650%	12/31/56	CAD	200	178
Shaw Communications Inc.	4.350%	1/31/24	CAD	10,000	8,509
Shaw Communications Inc.	5.500%	12/7/20	CAD	100	90
Shaw Communications Inc.	6.750%	11/9/39	CAD	2,850	2,796
Sobeys Inc.	3.520%	8/8/18	CAD	2,000	1,624
Sobeys Inc.	4.700%	8/8/23	CAD	275	232
1 Sun Life Financial Inc.	2.600%	9/25/25	CAD	350	278
Sun Life Financial Inc.	4.570%	8/23/21	CAD	3,000	2,660
1 Sun Life Financial Inc.	5.400%	5/29/42	CAD	850	740
Suncor Energy Inc.	5.800%	5/22/18	CAD	5,000	4,280
Talisman Energy Inc.	6.625%	12/5/17	GBP	1,350	2,088

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
TELUS Corp.	2.350%	3/28/22	CAD	9,800	7,770
TELUS Corp.	3.200%	4/5/21	CAD	750	625
TELUS Corp.	3.350%	4/1/24	CAD	7,700	6,306
TELUS Corp.	3.750%	1/17/25	CAD	2,460	2,061
TELUS Corp.	3.750%	3/10/26	CAD	900	745
TELUS Corp.	4.400%	1/29/46	CAD	250	194
TELUS Corp.	4.750%	1/17/45	CAD	1,430	1,173
TELUS Corp.	4.850%	4/5/44	CAD	4,250	3,542
TELUS Corp.	5.050%	12/4/19	CAD	150	132
TELUS Corp.	5.050%	7/23/20	CAD	300	268
Teranet Holdings LP	4.807%	12/16/20	CAD	4,000	3,482
Thomson Reuters Corp.	4.350%	9/30/20	CAD	4,439	3,835
Toronto-Dominion Bank	1.693%	4/2/20	CAD	15,000	11,966
Toronto-Dominion Bank	2.045%	3/8/21	CAD	5,000	4,027
Toronto-Dominion Bank	2.171%	4/2/18	CAD	7,500	6,062
Toronto-Dominion Bank	2.447%	4/2/19	CAD	5,000	4,090
Toronto-Dominion Bank	2.621%	12/22/21	CAD	2,450	2,025
1 Toronto-Dominion Bank	2.982%	9/30/25	CAD	400	317
Toronto-Dominion Bank	3.226%	7/24/24	CAD	5,450	4,617
1 Toronto-Dominion Bank	4.859%	3/4/31	CAD	150	127
1 Toronto-Dominion Bank	5.828%	7/9/23	CAD	450	387
TransAlta Corp.	5.000%	11/25/20	CAD	350	261
TransCanada PipeLines Ltd.	3.650%	11/15/21	CAD	5,000	4,230
TransCanada PipeLines Ltd.	3.690%	7/19/23	CAD	5,240	4,409
TransCanada PipeLines Ltd.	4.550%	11/15/41	CAD	2,000	1,639
Union Gas Ltd.	4.200%	6/2/44	CAD	400	346
Union Gas Ltd.	4.880%	6/21/41	CAD	3,500	3,324
VW Credit Canada Inc.	2.500%	10/1/19	CAD	10,000	8,000
Wells Fargo Canada Corp.	2.944%	7/25/19	CAD	2,000	1,661
Wells Fargo Canada Corp.	3.040%	1/29/21	CAD	10,000	8,398
Westcoast Energy Inc.	5.600%	1/16/19	CAD	275	239
					509,590
Sovereign Bonds (4.3%)
Canada	0.250%	5/1/17	CAD	40,000	31,763
Canada	0.250%	11/1/17	CAD	45,000	35,633
Canada	0.750%	9/1/20	CAD	20,000	15,899
Canada	0.750%	3/1/21	CAD	45,690	36,212
Canada	0.750%	9/1/21	CAD	30,000	23,674
Canada	1.250%	8/1/17	CAD	30,150	24,205
Canada	1.250%	2/1/18	CAD	40,000	32,189
Canada	1.250%	3/1/18	CAD	51,600	41,556
Canada	1.250%	9/1/18	CAD	19,925	16,091
Canada	1.500%	3/1/20	CAD	19,800	16,215
Canada	1.500%	6/1/23	CAD	20,400	16,588
Canada	1.500%	6/1/26	CAD	3,450	2,748
Canada	1.750%	3/1/19	CAD	21,660	17,779
Canada	1.750%	9/1/19	CAD	28,870	23,775
Canada	2.250%	6/1/25	CAD	65,890	56,219
Canada	2.500%	6/1/24	CAD	20,335	17,656
Canada	2.750%	6/1/22	CAD	27,320	23,959
Canada	2.750%	12/1/48	CAD	33,055	30,420
Canada	2.750%	12/1/64	CAD	7,500	7,259
Canada	3.250%	6/1/21	CAD	36,680	32,650
Canada	3.500%	1/13/20	EUR	2,000	2,605
Canada	3.500%	12/1/45	CAD	27,385	28,668
Canada	3.750%	6/1/19	CAD	34,510	30,025

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Canada	4.000%	6/1/17	CAD	25,535	21,086
	Canada	4.000%	6/1/41	CAD	40,985	44,760
	Canada	4.250%	6/1/18	CAD	82,000	70,146
	Canada	5.000%	6/1/37	CAD	42,320	50,588
	Canada	5.750%	6/1/29	CAD	34,530	40,245
	Canada	5.750%	6/1/33	CAD	50,225	61,827
	Canada	8.000%	6/1/23	CAD	6,000	6,995
	Canada	8.000%	6/1/27	CAD	7,000	9,196
3	Canada Housing Trust No 1	1.200%	6/15/20	CAD	9,050	7,239
3	Canada Housing Trust No 1	1.250%	12/15/20	CAD	10,000	7,995
3	Canada Housing Trust No 1	1.450%	6/15/20	CAD	15,000	12,118
3	Canada Housing Trust No 1	1.700%	12/15/17	CAD	57,000	46,138
[3,7]	Canada Housing Trust No 1	1.750%	6/15/18	CAD	20,175	16,371
3	Canada Housing Trust No 1	1.950%	6/15/19	CAD	13,000	10,648
3	Canada Housing Trust No 1	1.950%	12/15/25	CAD	20,000	15,900
3	Canada Housing Trust No 1	2.000%	12/15/19	CAD	28,800	23,626
3	Canada Housing Trust No 1	2.050%	6/15/17	CAD	13,000	10,520
3	Canada Housing Trust No 1	2.050%	6/15/18	CAD	10,000	8,164
3	Canada Housing Trust No 1	2.250%	12/15/25	CAD	5,225	4,259
3	Canada Housing Trust No 1	2.350%	12/15/18	CAD	10,000	8,256
3	Canada Housing Trust No 1	2.350%	9/15/23	CAD	210	175
3	Canada Housing Trust No 1	2.400%	12/15/22	CAD	10,000	8,398
3	Canada Housing Trust No 1	2.550%	3/15/25	CAD	13,000	10,991
3	Canada Housing Trust No 1	2.650%	3/15/22	CAD	16,500	14,056
3	Canada Housing Trust No 1	2.900%	6/15/24	CAD	14,000	12,087
3	Canada Housing Trust No 1	3.150%	9/15/23	CAD	5,000	4,390
3	Canada Housing Trust No 1	3.350%	12/15/20	CAD	12,000	10,494
[3,7]	Canada Housing Trust No 1	3.750%	3/15/20	CAD	10,000	8,769
3	Canada Housing Trust No 1	3.800%	6/15/21	CAD	37,685	33,818
[3,7]	Canada Housing Trust No 1	4.100%	12/15/18	CAD	10,000	8,617
7	Canada Post Corp.	4.360%	7/16/40	CAD	3,650	3,673
	CDP Financial Inc.	4.600%	7/15/20	CAD	350	313
	City of Montreal	3.000%	9/1/25	CAD	7,000	5,673
	City of Montreal	3.500%	9/1/23	CAD	7,450	6,358
	City of Montreal	4.100%	12/1/34	CAD	3,175	2,721
	City of Montreal Canada	5.000%	12/1/18	CAD	400	347
	City of Toronto	2.950%	4/28/35	CAD	6,250	4,649
	City of Toronto	3.900%	9/29/23	CAD	4,742	4,223
	City of Toronto	4.150%	3/10/44	CAD	4,950	4,447
	City of Toronto	4.500%	12/2/19	CAD	5,000	4,405
	City of Toronto	4.700%	6/10/41	CAD	2,000	1,930
	City of Toronto	5.200%	6/1/40	CAD	1,270	1,316
	CPPIB Capital Inc.	1.400%	6/4/20	CAD	700	558
	Export Development Canada	1.875%	12/17/18	GBP	3,000	4,495
	Export Development Canada	3.500%	6/5/19	AUD	10,000	7,812
	Financement-Quebec	2.450%	12/1/19	CAD	9,240	7,666
	Financement-Quebec	5.250%	6/1/34	CAD	3,000	3,122
	Hydro One Inc.	1.840%	2/24/21	CAD	400	321
	Hydro One Inc.	2.770%	2/24/26	CAD	3,800	3,077
	Hydro One Inc.	2.780%	10/9/18	CAD	2,000	1,644
	Hydro One Inc.	3.200%	1/13/22	CAD	1,450	1,235
	Hydro One Inc.	3.790%	7/31/62	CAD	2,000	1,623
	Hydro One Inc.	4.390%	9/26/41	CAD	5,115	4,620
	Hydro One Inc.	4.400%	6/1/20	CAD	3,000	2,646

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Hydro One Inc.	5.360%	5/20/36	CAD	1,000	1,002
	Hydro One Inc.	5.490%	7/16/40	CAD	3,400	3,533
	Hydro One Inc.	6.930%	6/1/32	CAD	1,000	1,126
	Hydro-Quebec	4.000%	2/15/55	CAD	270	260
	Hydro-Quebec	5.000%	2/15/45	CAD	13,500	14,657
	Hydro-Quebec	5.000%	2/15/50	CAD	20,900	23,350
	Hydro-Quebec	6.000%	8/15/31	CAD	4,270	4,719
	Hydro-Quebec	6.000%	2/15/40	CAD	11,000	13,044
	Hydro-Quebec	6.500%	1/16/35	CAD	280	335
	Hydro-Quebec	6.500%	2/15/35	CAD	6,000	7,169
	Hydro-Quebec	9.625%	7/15/22	CAD	12,000	13,942
	Hydro-Quebec	10.500%	10/15/21	CAD	2,000	2,331
	Hydro-Quebec	11.000%	8/15/20	CAD	450	502
[3,7]	Labrador-Island Link Funding Trust	3.760%	6/1/33	CAD	3,000	2,698
[3,7]	Labrador-Island Link Funding Trust	3.850%	12/1/53	CAD	1,875	1,804
7	Maritime Link Financing Trust	3.500%	12/1/52	CAD	4,600	3,969
	Municipal Finance Authority of British Columbia	1.650%	4/19/21	CAD	4,500	3,570
	Municipal Finance Authority of British Columbia	2.050%	6/2/19	CAD	7,150	5,825
	Municipal Finance Authority of British Columbia	2.500%	4/19/26	CAD	2,000	1,578
	Municipal Finance Authority of British Columbia	2.950%	10/14/24	CAD	6,000	4,988
	Municipal Finance Authority of British Columbia	4.150%	6/1/21	CAD	250	222
	Municipal Finance Authority of British Columbia	4.450%	6/1/20	CAD	400	354
[3,7]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.630%	6/1/29	CAD	5,300	4,717
[3,7]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.830%	6/1/37	CAD	1,000	914
[3,7]	Muskrat Falls / Labrador Transmission Assets
	Funding Trust	3.860%	12/1/48	CAD	1,500	1,426
	Ontario Electricity Financial Corp.	8.250%	6/22/26	CAD	2,000	2,410
	Ontario Electricity Financial Corp.	8.900%	8/18/22	CAD	10,250	11,561
	Ontario Electricity Financial Corp.	10.125%	10/15/21	CAD	2,500	2,857
	Province of Alberta	1.250%	6/1/20	CAD	15,900	12,604
	Province of Alberta	1.700%	12/15/17	CAD	7,500	6,054
	Province of Alberta	2.350%	6/1/25	CAD	9,300	7,377
	Province of Alberta	2.900%	9/20/29	CAD	6,065	4,844
	Province of Alberta	3.300%	12/1/46	CAD	3,265	2,642
	Province of Alberta	3.450%	12/1/43	CAD	9,000	7,472
	Province of Alberta	3.900%	12/1/33	CAD	2,000	1,761
	Province of British Columbia	2.700%	12/18/22	CAD	5,000	4,227
	Province of British Columbia	2.800%	6/18/48	CAD	9,000	6,945
	Province of British Columbia	3.200%	6/18/44	CAD	6,800	5,657
	Province of British Columbia	3.250%	12/18/21	CAD	2,270	1,977
	Province of British Columbia	3.300%	12/18/23	CAD	11,000	9,622
	Province of British Columbia	4.100%	12/18/19	CAD	15,000	13,193
	Province of British Columbia	4.300%	6/18/42	CAD	7,725	7,624
	Province of British Columbia	4.650%	12/18/18	CAD	2,270	1,945
	Province of British Columbia	4.700%	6/18/37	CAD	3,300	3,352
	Province of British Columbia	4.900%	6/18/48	CAD	3,000	3,352
	Province of British Columbia	4.950%	6/18/40	CAD	7,000	7,464
	Province of British Columbia	5.700%	6/18/29	CAD	13,500	14,444
	Province of British Columbia	6.350%	6/18/31	CAD	5,000	5,737
	Province of British Columbia Canada	2.850%	6/18/25	CAD	5,185	4,373
	Province of Manitoba	1.600%	9/5/20	CAD	3,000	2,408
	Province of Manitoba	2.450%	6/2/25	CAD	7,000	5,620

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Manitoba	2.850%	9/5/46	CAD	8,000	5,966
Province of Manitoba	3.150%	9/5/52	CAD	250	197
Province of Manitoba	3.250%	9/5/29	CAD	270	225
Province of Manitoba	3.300%	6/2/24	CAD	3,000	2,583
Province of Manitoba	4.050%	9/5/45	CAD	2,000	1,850
Province of Manitoba	4.100%	3/5/41	CAD	5,000	4,600
Province of Manitoba	4.150%	6/3/20	CAD	6,000	5,306
Province of Manitoba	4.400%	9/5/25	CAD	3,500	3,253
Province of Manitoba	4.600%	3/5/38	CAD	3,000	2,927
Province of Manitoba	4.650%	3/5/40	CAD	4,000	3,962
Province of Manitoba	4.700%	3/5/50	CAD	235	245
Province of Manitoba	4.750%	2/11/20	CAD	5,250	4,709
Province of Manitoba	5.700%	3/5/37	CAD	3,000	3,296
Province of New Brunswick	2.600%	8/14/26	CAD	5,000	3,964
Province of New Brunswick	2.850%	6/2/23	CAD	5,000	4,152
Province of New Brunswick	3.550%	6/3/43	CAD	3,000	2,452
Province of New Brunswick	3.650%	6/3/24	CAD	11,000	9,635
Province of New Brunswick	3.800%	8/14/45	CAD	7,965	6,815
Province of New Brunswick	4.450%	3/26/18	CAD	2,000	1,697
Province of New Brunswick	4.550%	3/26/37	CAD	1,000	940
Province of New Brunswick	4.800%	9/26/39	CAD	2,500	2,446
Province of New Brunswick	4.800%	6/3/41	CAD	2,990	2,940
Province of Newfoundland and Labrador	2.300%	6/2/25	CAD	5,000	3,795
Province of Newfoundland and Labrador	4.650%	10/17/40	CAD	2,270	2,116
Province of Newfoundland and Labrador	6.150%	4/17/28	CAD	1,000	1,034
Province of Newfoundland and Labrador
Canada	3.300%	10/17/46	CAD	8,950	6,736
Province of Nova Scotia	3.450%	6/1/45	CAD	3,000	2,472
Province of Nova Scotia	3.500%	6/2/62	CAD	2,770	2,334
Province of Nova Scotia	4.100%	6/1/21	CAD	11,000	9,830
Province of Nova Scotia	4.150%	11/25/19	CAD	250	219
Province of Nova Scotia	4.400%	6/1/42	CAD	2,000	1,910
Province of Nova Scotia	4.700%	6/1/41	CAD	2,000	1,983
Province of Nova Scotia	5.800%	6/1/33	CAD	2,000	2,155
Province of Ontario	0.875%	1/21/25	EUR	5,000	5,802
Province of Ontario	1.875%	5/21/24	EUR	5,000	6,292
Province of Ontario	1.900%	9/8/17	CAD	22,075	17,843
Province of Ontario	2.100%	9/8/18	CAD	10,000	8,163
Province of Ontario	2.100%	9/8/19	CAD	41,500	34,006
Province of Ontario	2.375%	5/7/20	CHF	1,100	1,275
Province of Ontario	2.400%	6/2/26	CAD	5,180	4,143
Province of Ontario	2.600%	6/2/25	CAD	48,465	39,756
Province of Ontario	2.850%	6/2/23	CAD	35,090	29,710
Province of Ontario	2.900%	12/2/46	CAD	37,710	29,114
Province of Ontario	3.000%	9/28/20	EUR	7,750	10,002
Province of Ontario	3.150%	6/2/22	CAD	48,000	41,410
Province of Ontario	3.450%	6/2/45	CAD	39,590	33,832
Province of Ontario	3.500%	6/2/24	CAD	40,250	35,366
Province of Ontario	3.500%	6/2/43	CAD	26,500	22,768
Province of Ontario	4.000%	12/3/19	EUR	2,000	2,626
Province of Ontario	4.000%	6/2/21	CAD	13,670	12,210
Province of Ontario	4.200%	6/2/20	CAD	18,000	15,967
Province of Ontario	4.400%	6/2/19	CAD	15,000	13,107
Province of Ontario	4.600%	6/2/39	CAD	27,000	27,007

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Province of Ontario	4.650%	6/2/41	CAD	30,675	31,147
Province of Ontario	4.700%	6/2/37	CAD	22,700	22,775
Province of Ontario	4.850%	6/2/20	CAD	10,000	9,075
Province of Ontario	5.600%	6/2/35	CAD	20,000	21,984
Province of Ontario	5.850%	3/8/33	CAD	9,750	10,822
Province of Ontario	6.200%	6/2/31	CAD	6,000	6,746
Province of Ontario	6.250%	9/29/20	AUD	9,535	8,216
Province of Ontario	6.500%	3/8/29	CAD	16,560	18,714
Province of Ontario	7.600%	6/2/27	CAD	5,000	5,947
Province of Prince Edward Island Canada	3.600%	1/17/53	CAD	2,994	2,473
Province of Saskatchewan	2.750%	12/2/46	CAD	7,950	5,770
Province of Saskatchewan	3.200%	6/3/24	CAD	9,500	8,136
Province of Saskatchewan	3.400%	2/3/42	CAD	3,500	2,874
Province of Saskatchewan	4.750%	6/1/40	CAD	2,000	1,993
Province of Saskatchewan	5.000%	3/5/37	CAD	240	243
Province of Saskatchewan	5.750%	3/5/29	CAD	3,000	3,120
PSP Capital Inc.	3.290%	4/4/24	CAD	375	322
Quebec	0.875%	1/15/25	EUR	4,000	4,631
Quebec	2.250%	7/17/23	EUR	2,000	2,578
Quebec	2.375%	1/22/24	EUR	1,000	1,288
Quebec	2.500%	9/1/26	CAD	5,000	4,021
Quebec	2.750%	9/1/25	CAD	28,480	23,597
Quebec	3.000%	9/1/23	CAD	20,240	17,261
Quebec	3.500%	12/1/22	CAD	22,220	19,535
Quebec	3.500%	12/1/45	CAD	36,200	31,137
Quebec	3.500%	12/1/48	CAD	6,000	5,209
Quebec	3.750%	9/1/24	CAD	19,650	17,610
Quebec	4.250%	12/1/21	CAD	15,000	13,660
Quebec	4.250%	12/1/43	CAD	13,000	12,564
Quebec	4.500%	12/1/17	CAD	15,250	12,831
Quebec	4.500%	12/1/18	CAD	5,140	4,452
Quebec	4.500%	12/1/19	CAD	13,000	11,535
Quebec	4.500%	12/1/20	CAD	22,500	20,425
Quebec	4.750%	4/29/18	EUR	1,000	1,264
Quebec	5.000%	4/29/19	EUR	9,300	12,365
Quebec	5.000%	12/1/38	CAD	10,900	11,393
Quebec	5.000%	12/1/41	CAD	19,190	20,381
Quebec	5.350%	6/1/25	CAD	5,000	4,939
Quebec	5.750%	12/1/36	CAD	12,240	13,758
Quebec	6.000%	10/1/29	CAD	5,000	5,449
Quebec	6.250%	6/1/32	CAD	10,275	11,675
Quebec	9.375%	1/16/23	CAD	3,000	3,519
Regional Municipality of Peel Ontario	5.100%	6/29/40	CAD	1,600	1,633
Regional Municipality of York	2.600%	12/15/25	CAD	5,000	3,970
Regional Municipality of York	4.050%	5/1/34	CAD	2,400	2,079
					2,460,350
Total Canada (Cost $3,182,194)					3,094,822
Chile (0.0%)
Corporate Bond (0.0%)
Banco Santander Chile	1.000%	7/31/17	CHF	1,000	1,052
					1,052

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Sovereign Bonds (0.0%)
3 Corp. Nacional del Cobre de Chile	2.250%	7/9/24	EUR	3,000	3,275
Republic of Chile	1.625%	1/30/25	EUR	4,000	4,803
Republic of Chile	1.875%	5/27/30	EUR	5,900	6,913
					14,991
Total Chile (Cost $16,523)					16,043
China (0.0%)
Sovereign Bonds (0.0%)
Sinopec Group Overseas Development 2013
Ltd.	2.625%	10/17/20	EUR	2,350	2,845
3 Sinopec Group Overseas Development 2015
Ltd.	0.500%	4/27/18	EUR	1,000	1,139
Sinopec Group Overseas Development 2015
Ltd.	0.500%	4/27/18	EUR	3,000	3,448
3 Sinopec Group Overseas Development 2015
Ltd.	1.000%	4/28/22	EUR	1,000	1,113
State Grid Europe Development 2014 plc	2.450%	1/26/27	EUR	2,240	2,615
Total China (Cost $10,793)					11,160
Czech Republic (0.3%)
Corporate Bond (0.0%)
EP Energy AS	4.375%	5/1/18	EUR	5,000	5,906
					5,906
Sovereign Bonds (0.3%)
CEZ AS	3.000%	6/5/28	EUR	500	644
CEZ AS	4.500%	6/29/20	EUR	550	730
CEZ AS	4.875%	4/16/25	EUR	3,500	5,125
CEZ AS	5.000%	10/19/21	EUR	2,000	2,785
Czech Republic	0.450%	10/25/23	CZK	100,000	4,319
Czech Republic	0.500%	7/28/16	CZK	50,000	2,120
Czech Republic	0.850%	3/17/18	CZK	35,300	1,520
Czech Republic	1.500%	10/29/19	CZK	450,000	20,099
Czech Republic	2.400%	9/17/25	CZK	250,000	12,474
Czech Republic	2.500%	8/25/28	CZK	70,000	3,602
Czech Republic	3.625%	4/14/21	EUR	3,000	4,027
Czech Republic	3.750%	9/12/20	CZK	100,000	4,934
Czech Republic	3.850%	9/29/21	CZK	80,000	4,090
Czech Republic	3.875%	5/24/22	EUR	2,000	2,789
Czech Republic	4.000%	4/11/17	CZK	328,000	14,427
Czech Republic	4.125%	3/18/20	EUR	7,000	9,305
Czech Republic	4.200%	12/4/36	CZK	50,000	3,335
Czech Republic	4.600%	8/18/18	CZK	100,000	4,690
Czech Republic	4.700%	9/12/22	CZK	130,000	7,115
Czech Republic	4.850%	11/26/57	CZK	50,000	4,018
Czech Republic	5.000%	6/11/18	EUR	9,000	11,340
Czech Republic	5.000%	4/11/19	CZK	250,000	12,170
Czech Republic	5.700%	5/25/24	CZK	220,000	13,366
					149,024
Total Czech Republic (Cost $157,086)					154,930

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Denmark (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Danske Bank A/S	0.375%	8/26/19	EUR	6,000	6,965
Danske Bank A/S	1.250%	6/11/21	EUR	10,000	12,108
Danske Bank A/S	1.625%	2/28/20	EUR	5,000	6,084
Danske Bank A/S	3.500%	4/16/18	EUR	900	1,104
Danske Bank A/S	3.750%	6/23/22	EUR	500	695
Danske Bank A/S	4.125%	11/26/19	EUR	1,000	1,316
Nordea Kredit Realkreditaktieselskab	3.500%	10/1/44	DKK	4,076	654
Nykredit Realkredit A/S	1.750%	1/28/19	EUR	5,000	5,938
Nykredit Realkredit A/S	2.000%	4/1/18	DKK	30,000	4,790
Nykredit Realkredit A/S	2.000%	10/1/18	DKK	20,000	3,217
Nykredit Realkredit A/S	2.000%	10/1/47	DKK	69,166	10,056
Nykredit Realkredit A/S	3.250%	6/1/17	EUR	2,000	2,365
Realkredit Danmark A/S	1.000%	4/1/19	DKK	30,000	4,719
Realkredit Danmark A/S	4.000%	10/1/41	DKK	1,257	206
					60,217
Corporate Bonds (0.1%)
AP Moeller - Maersk A/S	3.375%	8/28/19	EUR	2,000	2,508
AP Moeller - Maersk A/S	4.000%	4/4/25	GBP	700	1,041
AP Moeller - Maersk A/S	6.250%	12/16/16	NOK	5,000	635
Carlsberg Breweries A/S	2.625%	7/3/19	EUR	3,000	3,681
1 Danske Bank A/S	2.750%	5/19/26	EUR	9,000	10,716
1 Danske Bank A/S	5.375%	9/29/21	GBP	600	899
TDC A/S	3.750%	3/2/22	EUR	1,000	1,296
TDC A/S	4.375%	2/23/18	EUR	2,000	2,457
TDC A/S	5.625%	2/23/23	GBP	3,100	5,093
					28,326
Sovereign Bonds (0.6%)
DONG Energy A/S	2.625%	9/19/22	EUR	1,000	1,264
DONG Energy A/S	4.875%	12/16/21	EUR	3,000	4,205
DONG Energy A/S	4.875%	1/12/32	GBP	1,000	1,669
DONG Energy A/S	4.875%	7/8/49	EUR	1,500	1,805
DONG Energy A/S	5.750%	4/9/40	GBP	1,000	1,856
1 DONG Energy A/S	6.250%	6/26/13	EUR	1,045	1,305
DONG Energy A/S	6.500%	5/7/19	EUR	1,000	1,359
Kingdom of Denmark	0.250%	11/15/18	DKK	80,000	12,513
Kingdom of Denmark	1.500%	11/15/23	DKK	260,100	43,888
Kingdom of Denmark	1.750%	11/15/25	DKK	210,000	36,047
Kingdom of Denmark	3.000%	11/15/21	DKK	287,000	51,558
Kingdom of Denmark	4.000%	11/15/17	DKK	189,800	31,223
Kingdom of Denmark	4.000%	11/15/19	DKK	285,000	50,534
Kingdom of Denmark	4.500%	11/15/39	DKK	337,950	88,832
Kingdom of Denmark	7.000%	11/10/24	DKK	73,860	17,865
					345,923
Total Denmark (Cost $439,031)					434,466
Finland (0.7%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
Aktia Bank plc	1.125%	6/25/18	EUR	1,200	1,410
Danske Bank Oyj	3.875%	6/21/21	EUR	2,000	2,731
Nordea Bank Finland Abp	0.625%	3/17/27	EUR	5,000	5,611
Nordea Bank Finland Abp	1.000%	11/5/24	EUR	5,000	5,952

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Nordea Bank Finland Abp	1.375%	8/28/18	EUR	10,000	11,850
Nordea Bank Finland Abp	1.375%	1/15/20	EUR	6,400	7,714
Nordea Bank Finland Abp	2.250%	5/3/19	EUR	4,350	5,332
Nordea Bank Finland Abp	2.375%	7/17/17	EUR	5,000	5,901
OP Mortgage Bank	0.625%	9/4/22	EUR	10,000	11,711
OP Mortgage Bank	0.750%	6/11/19	EUR	10,000	11,752
OP Mortgage Bank	1.625%	5/23/17	EUR	5,000	5,831
OP Mortgage Bank	3.500%	7/11/18	EUR	500	618
					76,413
Corporate Bonds (0.1%)
Citycon Oyj	3.750%	6/24/20	EUR	500	635
Pohjola Bank Oyj	0.750%	3/3/22	EUR	1,000	1,152
Pohjola Bank Oyj	0.875%	6/21/21	EUR	8,000	9,320
Pohjola Bank Oyj	2.625%	3/20/17	EUR	800	937
Pohjola Bank plc	1.250%	5/14/18	EUR	5,825	6,824
Pohjola Bank plc	2.000%	3/3/21	EUR	3,000	3,682
Sampo Oyj	1.500%	9/16/21	EUR	5,800	6,924
Sampo Oyj	4.250%	2/27/17	EUR	900	1,066
Teollisuuden Voima Oyj	2.500%	3/17/21	EUR	2,400	2,836
Teollisuuden Voima Oyj	4.625%	2/4/19	EUR	1,000	1,257
					34,633
Sovereign Bonds (0.5%)
Fortum Oyj	2.250%	9/6/22	EUR	9,500	11,747
Fortum Oyj	6.000%	3/20/19	EUR	1,000	1,330
Municipality Finance plc	1.125%	12/7/17	GBP	6,800	9,967
3 Republic of Finland	0.375%	9/15/20	EUR	15,000	17,634
3 Republic of Finland	0.750%	4/15/31	EUR	14,700	16,317
3 Republic of Finland	0.875%	9/15/25	EUR	10,000	11,851
Republic of Finland	1.000%	12/17/18	GBP	2,000	2,934
Republic of Finland	1.125%	12/7/17	GBP	200	293
3 Republic of Finland	1.125%	9/15/18	EUR	9,000	10,690
Republic of Finland	1.500%	12/19/19	GBP	1,950	2,899
3 Republic of Finland	1.500%	4/15/23	EUR	35,000	43,914
3 Republic of Finland	1.625%	9/15/22	EUR	7,000	8,825
3 Republic of Finland	2.000%	4/15/24	EUR	3,850	5,003
3 Republic of Finland	2.625%	7/4/42	EUR	13,000	19,677
3 Republic of Finland	2.750%	7/4/28	EUR	11,228	15,855
3 Republic of Finland	3.375%	4/15/20	EUR	18,000	23,614
3 Republic of Finland	3.500%	4/15/21	EUR	13,000	17,588
3 Republic of Finland	3.875%	9/15/17	EUR	30,000	36,404
3 Republic of Finland	4.000%	7/4/25	EUR	10,363	15,716
3 Republic of Finland	4.375%	7/4/19	EUR	14,000	18,472
					290,730
Total Finland (Cost $405,508)					401,776
France (11.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (1.1%)
AXA Bank Europe SCF	1.875%	9/20/19	EUR	9,000	10,983
AXA Bank Europe SCF	2.250%	4/19/17	EUR	2,000	2,342
Banques Populaires Covered Bonds SA	3.875%	1/31/18	EUR	10,000	12,246
BNP Paribas Home Loan SFH	0.875%	11/14/24	EUR	5,000	5,902
BNP Paribas Home Loan SFH	1.375%	6/17/20	EUR	7,500	9,096
BNP Paribas Home Loan SFH	3.125%	3/22/22	EUR	7,000	9,417

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
BNP Paribas Home Loan SFH	3.375%	1/12/17	EUR	2,000	2,346
BNP Paribas Home Loan SFH	3.750%	4/20/20	EUR	3,000	3,956
BPCE SFH SA	1.000%	2/24/25	EUR	5,000	5,923
BPCE SFH SA	1.500%	2/28/18	EUR	1,000	1,179
BPCE SFH SA	1.500%	1/30/20	EUR	5,000	6,054
BPCE SFH SA	1.750%	6/27/24	EUR	5,000	6,295
BPCE SFH SA	2.125%	9/17/20	EUR	13,000	16,267
BPCE SFH SA	2.375%	11/29/23	EUR	5,000	6,563
BPCE SFH SA	3.625%	5/12/16	EUR	8,000	9,140
BPCE SFH SA	3.750%	9/13/21	EUR	6,300	8,611
BPCE SFH SA	4.000%	3/23/22	EUR	3,000	4,202
Caisse de Refinancement de l’Habitat SA	1.375%	10/25/19	EUR	11,500	13,842
Caisse de Refinancement de l’Habitat SA	2.400%	1/17/25	EUR	1,000	1,326
Caisse de Refinancement de l’Habitat SA	2.500%	3/29/21	CHF	1,000	1,181
Caisse de Refinancement de l’Habitat SA	3.300%	9/23/22	EUR	9,500	13,016
Caisse de Refinancement de l’Habitat SA	3.500%	4/25/17	EUR	3,500	4,151
Caisse de Refinancement de l’Habitat SA	3.500%	6/22/20	EUR	5,000	6,574
Caisse de Refinancement de l’Habitat SA	3.600%	9/13/21	EUR	2,000	2,721
Caisse de Refinancement de l’Habitat SA	3.600%	3/8/24	EUR	10,600	15,135
Caisse de Refinancement de l’Habitat SA	3.900%	10/20/23	EUR	5,000	7,226
Caisse de Refinancement de l’Habitat SA	4.000%	4/25/18	EUR	4,525	5,612
Caisse de Refinancement de l’Habitat SA	4.000%	6/17/22	EUR	14,870	21,017
Caisse de Refinancement de l’Habitat SA	4.300%	2/24/23	EUR	7,000	10,202
Caisse de Refinancement de l’Habitat SA	5.000%	4/8/19	EUR	3,000	3,956
Caisse Francaise de Financement Local	0.200%	4/27/23	EUR	15,600	17,735
Caisse Francaise de Financement Local	0.375%	9/16/19	EUR	3,000	3,486
Caisse Francaise de Financement Local	1.125%	9/9/25	EUR	5,000	5,977
Caisse Francaise de Financement Local	1.250%	1/22/35	EUR	500	560
Caisse Francaise de Financement Local	1.750%	7/16/20	EUR	10,000	12,298
Caisse Francaise de Financement Local	3.000%	10/2/28	EUR	9,500	13,381
Caisse Francaise de Financement Local	3.500%	9/16/16	EUR	2,000	2,320
Caisse Francaise de Financement Local	3.500%	9/24/20	EUR	8,551	11,293
Caisse Francaise de Financement Local	3.625%	2/26/18	EUR	3,000	3,669
Caisse Francaise de Financement Local	4.250%	1/26/22	EUR	3,000	4,234
Caisse Francaise de Financement Local	5.375%	7/8/24	EUR	4,000	6,360
Cie de Financement Foncier SA	0.625%	2/10/23	EUR	22,000	25,680
Cie de Financement Foncier SA	0.750%	1/21/25	EUR	16,000	18,609
Cie de Financement Foncier SA	1.125%	3/11/19	EUR	10,500	12,441
Cie de Financement Foncier SA	2.000%	5/7/24	EUR	9,000	11,513
Cie de Financement Foncier SA	2.250%	10/13/21	CHF	3,000	3,579
Cie de Financement Foncier SA	3.500%	11/5/20	EUR	400	529
Cie de Financement Foncier SA	4.000%	10/24/25	EUR	4,000	5,947
Cie de Financement Foncier SA	4.500%	5/16/18	EUR	2,600	3,256
CIF Euromortgage SA	3.750%	10/23/19	EUR	7,000	9,062
Compagnie De Financement Foncier SA	2.375%	8/24/18	CHF	14,000	15,529
Compagnie De Financement Foncier SA	2.375%	11/21/22	EUR	5,800	7,526
Compagnie De Financement Foncier SA	4.125%	10/25/17	EUR	1,500	1,825
Compagnie De Financement Foncier SA	4.250%	1/19/22	EUR	1,000	1,409
Compagnie De Financement Foncier SA	4.625%	9/23/17	EUR	13,000	15,868
Compagnie De Financement Foncier SA	4.875%	5/25/21	EUR	16,544	23,488
Compagnie De Financement Foncier SA	5.500%	1/26/27	GBP	2,350	4,282
Compagnie De Financement Foncier SA	5.750%	10/4/21	EUR	500	745
Credit Agricole Home Loan SFH	0.625%	11/28/22	EUR	15,000	17,613
Credit Agricole Home Loan SFH	1.625%	3/11/20	EUR	8,400	10,245

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Credit Agricole Home Loan SFH	1.750%	7/27/17	CHF	2,000	2,143
Credit Agricole Home Loan SFH	3.250%	3/23/17	EUR	3,000	3,540
Credit Agricole Home Loan SFH	3.500%	6/14/18	EUR	2,000	2,467
Credit Agricole Home Loan SFH	3.875%	1/12/21	EUR	2,500	3,380
Credit Agricole Home Loan SFH	4.000%	1/17/22	EUR	5,000	6,987
Credit Agricole Home Loan SFH	4.000%	7/16/25	EUR	2,000	2,983
Credit Agricole Home Loan SFH SA	1.250%	3/24/31	EUR	8,000	9,253
Credit Agricole Public Sector SCF	1.875%	9/20/19	EUR	1,500	1,831
Credit Agricole Public Sector SCF	1.875%	6/7/23	EUR	1,200	1,521
Credit Mutuel - CIC Home Loan SFH	0.500%	1/21/22	EUR	5,000	5,844
Credit Mutuel - CIC Home Loan SFH	1.125%	2/6/19	EUR	6,300	7,461
Credit Mutuel - CIC Home Loan SFH	1.375%	4/22/20	EUR	6,500	7,866
Credit Mutuel - CIC Home Loan SFH	2.500%	9/11/23	EUR	3,000	3,972
Credit Mutuel - CIC Home Loan SFH	3.375%	7/18/16	EUR	4,000	4,615
Credit Mutuel - CIC Home Loan SFH	4.125%	1/16/23	EUR	6,100	8,771
Credit Mutuel Arkea Home Loans SFH	2.375%	7/11/23	EUR	6,000	7,837
HSBC SFH France SA	0.375%	3/11/22	EUR	5,000	5,801
HSBC SFH France SA	1.875%	10/28/20	EUR	2,000	2,484
HSBC SFH France SA	2.000%	10/16/23	EUR	2,500	3,200
La Banque Postale Home Loan SFH	0.175%	4/22/22	EUR	5,000	5,723
La Banque Postale Home Loan SFH	2.375%	1/15/24	EUR	4,800	6,315
Societe Generale SCF SA	3.375%	4/16/18	EUR	4,900	5,997
Societe Generale SCF SA	4.250%	2/3/23	EUR	4,600	6,666
Societe Generale SCF SA	5.000%	3/27/19	EUR	8,000	10,523
Societe Generale SFH	1.625%	1/5/21	EUR	1,000	1,233
Societe Generale SFH	1.750%	3/5/20	EUR	3,000	3,676
Societe Generale SFH	2.000%	4/29/24	EUR	5,000	6,408
Societe Generale SFH	3.250%	6/6/16	EUR	5,000	5,744
Societe Generale SFH	4.000%	1/18/22	EUR	2,000	2,792
Societe Generale SFH SA	0.125%	2/27/20	EUR	1,000	1,154
					645,127
Corporate Bonds (1.9%)
Accor SA	2.625%	2/5/21	EUR	2,000	2,479
Accor SA	2.875%	6/19/17	EUR	10,000	11,804
Air Liquide Finance SA	2.125%	10/15/21	EUR	300	375
Air Liquide SA	2.375%	9/6/23	EUR	2,300	2,945
Air Liquide SA	2.908%	10/12/18	EUR	5,800	7,093
Airbus Group Finance BV	2.375%	4/2/24	EUR	3,500	4,492
Alstom SA	3.625%	10/5/18	EUR	8,000	9,844
Arkema SA	3.850%	4/30/20	EUR	600	779
Arkema SA	4.000%	10/25/17	EUR	10,950	13,251
Autoroutes du Sud de la France SA	2.875%	1/18/23	EUR	3,000	3,912
Autoroutes du Sud de la France SA	2.950%	1/17/24	EUR	5,200	6,858
Autoroutes du Sud de la France SA	4.125%	4/13/20	EUR	2,000	2,624
1 AXA SA	3.875%	5/20/49	EUR	550	638
1 AXA SA	3.941%	11/29/49	EUR	9,480	11,045
1 AXA SA	5.125%	7/4/43	EUR	7,000	9,247
AXA SA	5.250%	4/16/40	EUR	2,350	2,981
1 AXA SA	5.625%	1/16/54	GBP	2,000	2,800
1 AXA SA	6.686%	7/29/49	GBP	1,800	2,796
1 AXA SA	6.772%	10/29/49	GBP	2,574	3,997
AXA SA	7.125%	12/15/20	GBP	500	872
Banque Federative du Credit Mutuel SA	0.250%	6/14/19	EUR	8,500	9,744

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Banque Federative du Credit Mutuel SA	1.250%	1/14/25	EUR	1,100	1,279
Banque Federative du Credit Mutuel SA	1.625%	1/11/18	EUR	1,000	1,176
Banque Federative du Credit Mutuel SA	2.625%	2/24/21	EUR	3,000	3,785
Banque Federative du Credit Mutuel SA	2.625%	3/18/24	EUR	5,000	6,438
Banque Federative du Credit Mutuel SA	2.875%	6/21/17	EUR	5,000	5,915
Banque Federative du Credit Mutuel SA	3.000%	11/28/23	EUR	8,000	10,559
Banque Federative du Credit Mutuel SA	3.000%	5/21/24	EUR	7,000	8,568
Banque Federative du Credit Mutuel SA	3.250%	8/23/22	EUR	5,500	7,282
Banque Federative du Credit Mutuel SA	4.000%	10/22/20	EUR	4,000	5,149
Banque Federative du Credit Mutuel SA	4.375%	5/31/16	EUR	4,000	4,595
1 BNP Paribas Cardif SA	4.032%	11/29/49	EUR	1,100	1,236
BNP Paribas SA	1.375%	11/21/18	EUR	4,500	5,319
BNP Paribas SA	1.500%	3/12/18	EUR	15,000	17,645
BNP Paribas SA	2.000%	1/28/19	EUR	5,000	6,010
BNP Paribas SA	2.250%	1/13/21	EUR	12,500	15,510
BNP Paribas SA	2.375%	11/20/19	GBP	3,350	5,038
BNP Paribas SA	2.375%	5/20/24	EUR	6,000	7,595
1 BNP Paribas SA	2.625%	10/14/27	EUR	3,000	3,457
BNP Paribas SA	2.875%	11/27/17	EUR	4,000	4,788
BNP Paribas SA	2.875%	10/24/22	EUR	5,000	6,468
BNP Paribas SA	2.875%	9/26/23	EUR	5,000	6,532
1 BNP Paribas SA	2.875%	3/20/26	EUR	6,000	7,056
BNP Paribas SA	3.000%	2/24/17	EUR	2,000	2,346
Bouygues SA	3.625%	1/16/23	EUR	2,000	2,692
Bouygues SA	3.641%	10/29/19	EUR	2,500	3,193
Bouygues SA	4.500%	2/9/22	EUR	10,800	14,930
Bouygues SA	5.500%	10/6/26	GBP	8,000	14,043
BPCE SA	1.375%	5/22/19	EUR	5,000	5,921
BPCE SA	2.000%	4/24/18	EUR	10,000	11,891
BPCE SA	2.125%	3/17/21	EUR	8,600	10,608
1 BPCE SA	2.750%	7/8/26	EUR	4,000	4,706
BPCE SA	2.875%	1/16/24	EUR	8,500	11,107
BPCE SA	4.625%	7/18/23	EUR	1,500	1,989
BPCE SA	5.250%	4/16/29	GBP	3,000	4,572
Cap Gemini SA	1.750%	7/1/20	EUR	13,000	15,493
Cap Gemini SA	2.500%	7/1/23	EUR	6,000	7,418
Carrefour SA	1.250%	6/3/25	EUR	2,000	2,329
Carrefour SA	1.750%	5/22/19	EUR	6,900	8,286
Carrefour SA	1.875%	12/19/17	EUR	1,000	1,178
Carrefour SA	4.000%	4/9/20	EUR	6,000	7,876
1 CNP Assurances	4.250%	6/5/45	EUR	2,200	2,492
1 CNP Assurances	4.500%	6/10/47	EUR	300	340
1 CNP Assurances	6.000%	9/14/40	EUR	4,000	5,149
1 CNP Assurances	6.875%	9/30/41	EUR	500	672
1 CNP Assurances	7.375%	9/30/41	GBP	1,000	1,601
Compagnie De St. Gobain SA	3.625%	3/28/22	EUR	5,000	6,667
Compagnie Financiere et Industrielle des
Autoroutes SA	5.000%	5/24/21	EUR	1,500	2,107
1 Credit Agricole Assurances SA	4.250%	1/29/49	EUR	2,000	2,231
1 Credit Agricole Assurances SA	4.500%	10/31/49	EUR	2,000	2,239
Credit Agricole SA	0.875%	1/19/22	EUR	12,000	13,897
Credit Agricole SA	2.375%	11/27/20	EUR	5,000	6,230
Credit Agricole SA	2.375%	5/20/24	EUR	2,000	2,522
Credit Agricole SA	2.625%	3/17/27	EUR	15,000	17,295

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Credit Agricole SA	3.125%	7/17/23	EUR	700	926
Credit Agricole SA	3.125%	2/5/26	EUR	4,100	5,508
Credit Agricole SA	3.875%	2/13/19	EUR	4,000	5,057
Credit Agricole SA	5.875%	6/11/19	EUR	4,000	5,329
Credit Mutuel Arkea SA	1.000%	1/26/23	EUR	8,000	9,156
Danone SA	1.375%	6/10/19	EUR	2,600	3,097
Danone SA	2.250%	11/15/21	EUR	2,000	2,521
Edenred	1.375%	3/10/25	EUR	6,000	6,590
Edenred	3.625%	10/6/17	EUR	1,500	1,804
Engie SA	1.375%	5/19/20	EUR	2,000	2,402
Engie SA	1.500%	7/20/17	EUR	2,000	2,331
Engie SA	1.500%	3/13/35	EUR	4,100	4,567
Engie SA	2.250%	6/1/18	EUR	7,595	9,097
Engie SA	2.625%	7/20/22	EUR	800	1,030
Engie SA	2.750%	10/18/17	EUR	2,000	2,381
Engie SA	3.000%	2/1/23	EUR	4,000	5,264
1 Engie SA	3.000%	6/29/49	EUR	2,400	2,812
1 Engie SA	3.875%	6/2/49	EUR	3,700	4,378
1 Engie SA	3.875%	7/29/49	EUR	2,000	2,385
1 Engie SA	4.625%	1/10/49	GBP	1,800	2,737
1 Engie SA	4.750%	7/29/49	EUR	1,000	1,253
Engie SA	5.000%	10/1/60	GBP	3,150	6,244
Engie SA	5.950%	3/16/11	EUR	1,000	1,845
Engie SA	6.125%	2/11/21	GBP	700	1,229
Engie SA	6.375%	1/18/21	EUR	4,500	6,618
Engie SA	6.875%	1/24/19	EUR	250	340
Engie SA	7.000%	10/30/28	GBP	850	1,782
Eutelsat SA	2.625%	1/13/20	EUR	5,000	6,130
Eutelsat SA	3.125%	10/10/22	EUR	5,800	7,562
Eutelsat SA	5.000%	1/14/19	EUR	3,700	4,766
Fonciere Des Regions	1.750%	9/10/21	EUR	5,600	6,584
Gecina SA	1.500%	1/20/25	EUR	500	580
Gecina SA	2.875%	5/30/23	EUR	2,500	3,229
GELF Bond Issuer I SA	3.125%	4/3/18	EUR	4,000	4,802
Groupe Auchan SA	1.750%	4/23/21	EUR	3,000	3,656
Groupe Auchan SA	2.250%	4/6/23	EUR	6,000	7,529
Groupe Auchan SA	2.375%	12/12/22	EUR	2,000	2,538
Groupe Auchan SA	6.000%	4/15/19	EUR	500	672
HIT Finance BV	4.875%	10/27/21	EUR	500	699
Holding d’Infrastructures de Transport SAS	2.250%	3/24/25	EUR	4,000	4,880
ICADE	2.250%	4/16/21	EUR	5,000	6,073
Infra Foch SAS	1.250%	10/16/20	EUR	8,000	9,442
Kering	1.875%	10/8/18	EUR	1,300	1,553
Kering	2.500%	7/15/20	EUR	10,500	13,103
Klepierre	2.750%	9/17/19	EUR	3,600	4,468
Klepierre	4.000%	4/13/17	EUR	2,750	3,265
Lafarge SA	4.750%	9/30/20	EUR	8,000	10,719
Legrand SA	3.375%	4/19/22	EUR	300	399
Legrand SA	4.375%	3/21/18	EUR	1,000	1,234
LVMH Moet Hennessy Louis Vuitton SA	1.250%	11/4/19	EUR	7,400	8,832
LVMH Moet Hennessy Louis Vuitton SE	1.625%	12/20/17	GBP	7,000	10,351
Mercialys SA	1.787%	3/31/23	EUR	5,000	5,688
Orange SA	1.875%	9/3/18	EUR	1,000	1,193

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Orange SA	1.875%	10/2/19	EUR	10,000	12,104
Orange SA	2.500%	3/1/23	EUR	100	127
Orange SA	3.125%	1/9/24	EUR	3,000	3,989
Orange SA	3.375%	9/16/22	EUR	3,500	4,678
1 Orange SA	4.000%	10/29/49	EUR	11,000	12,858
1 Orange SA	4.250%	2/28/49	EUR	5,000	5,927
Orange SA	5.250%	12/5/25	GBP	2,200	3,868
1 Orange SA	5.250%	12/29/49	EUR	7,150	8,714
Orange SA	5.375%	11/22/50	GBP	3,650	6,832
Orange SA	5.625%	5/22/18	EUR	2,000	2,545
1 Orange SA	5.875%	2/28/49	GBP	700	1,056
Orange SA	7.250%	11/10/20	GBP	400	724
Orange SA	8.000%	12/20/17	GBP	4,150	6,713
Orange SA	8.125%	11/20/28	GBP	1,000	2,217
Orange SA	8.125%	1/28/33	EUR	500	1,013
Pernod Ricard SA	2.000%	6/22/20	EUR	12,900	15,697
Publicis Groupe SA	1.125%	12/16/21	EUR	10,000	11,637
Publicis Groupe SA	1.625%	12/16/24	EUR	5,200	6,118
RCI Banque SA	1.125%	9/30/19	EUR	3,000	3,528
RCI Banque SA	1.375%	11/17/20	EUR	4,000	4,743
RCI Banque SA	2.250%	3/29/21	EUR	2,900	3,558
RCI Banque SA	2.875%	1/22/18	EUR	2,500	2,995
RCI Banque SA	3.250%	4/25/18	GBP	500	752
Renault SA	3.125%	3/5/21	EUR	2,125	2,702
Renault SA	3.625%	9/19/18	EUR	5,000	6,169
Sanofi	1.000%	11/14/17	EUR	8,500	9,880
Sanofi	1.750%	9/10/26	EUR	7,000	8,602
Sanofi	1.875%	9/4/20	EUR	6,000	7,363
Sanofi	4.125%	10/11/19	EUR	11,000	14,365
Schneider Electric SE	0.875%	3/11/25	EUR	2,400	2,725
Schneider Electric SE	2.500%	9/6/21	EUR	1,000	1,271
Schneider Electric SE	4.000%	8/11/17	EUR	14,137	16,998
Societe Des Autoroutes Paris-Rhin-Rhone	1.125%	1/15/21	EUR	2,200	2,594
Societe Des Autoroutes Paris-Rhin-Rhone	1.875%	1/15/25	EUR	2,400	2,939
Societe Des Autoroutes Paris-Rhin-Rhone	2.250%	1/16/20	EUR	2,000	2,455
Societe Des Autoroutes Paris-Rhin-Rhone	4.875%	1/21/19	EUR	1,000	1,290
Societe Des Autoroutes Paris-Rhin-Rhone	5.125%	1/18/18	EUR	3,000	3,728
Societe Generale SA	2.250%	1/23/20	EUR	9,000	11,036
1 Societe Generale SA	2.500%	9/16/26	EUR	2,000	2,302
Societe Generale SA	3.125%	9/21/17	EUR	10,000	11,947
Societe Generale SA	4.000%	6/7/23	EUR	4,400	5,605
Societe Generale SA	4.250%	7/13/22	EUR	2,500	3,479
Societe Generale SA	4.750%	3/2/21	EUR	1,000	1,376
Societe Generale SA	5.000%	12/20/18	GBP	2,790	4,437
Societe Generale SA	5.400%	1/30/18	GBP	700	1,076
Societe Generale SA	6.125%	8/20/18	EUR	1,000	1,288
Sodexo SA	2.500%	6/24/26	EUR	600	777
Suez Environnement Co.	2.750%	10/9/23	EUR	3,000	3,913
1 Suez Environnement Co.	3.000%	6/23/49	EUR	3,400	4,000
Suez Environnement Co.	4.078%	5/17/21	EUR	1,800	2,437
Suez Environnement Co.	4.125%	6/24/22	EUR	400	555
Suez Environnement Co.	5.500%	7/22/24	EUR	2,400	3,752
TDF Infrastructure SAS	2.875%	10/19/22	EUR	9,000	11,063
Thales SA	1.625%	3/20/18	EUR	2,900	3,415

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Total Capital Canada Ltd.	1.125%	3/18/22	EUR	6,000	7,117
Total Capital Canada Ltd.	1.875%	7/9/20	EUR	500	614
Total Capital International SA	2.125%	11/19/21	EUR	3,300	4,141
Total Capital International SA	2.125%	3/15/23	EUR	3,000	3,768
Total Capital International SA	2.500%	3/25/26	EUR	2,000	2,603
Total Capital International SA	2.875%	11/19/25	EUR	4,000	5,361
Total Capital International SA	4.250%	11/26/21	AUD	1,500	1,176
Total Capital SA	3.875%	12/14/18	GBP	5,000	7,799
Total Capital SA	4.250%	12/8/17	GBP	550	843
Total Capital SA	4.700%	6/6/17	EUR	3,000	3,612
Total Capital SA	4.875%	1/28/19	EUR	950	1,232
1 TOTAL SA	2.250%	12/29/49	EUR	4,000	4,405
1 TOTAL SA	2.625%	12/29/49	EUR	6,000	6,359
Transport et Infrastructures Gaz France SA	4.339%	7/7/21	EUR	2,000	2,689
Unibail-Rodamco SE	1.375%	4/15/30	EUR	6,500	7,330
Unibail-Rodamco SE	1.625%	6/26/17	EUR	1,800	2,099
Unibail-Rodamco SE	2.250%	8/1/18	EUR	400	480
Unibail-Rodamco SE	2.375%	2/25/21	EUR	2,000	2,519
Unibail-Rodamco SE	2.500%	6/12/23	EUR	3,200	4,103
Unibail-Rodamco SE	2.500%	2/26/24	EUR	1,790	2,290
Unibail-Rodamco SE	2.500%	6/4/26	EUR	500	644
Unibail-Rodamco SE	3.000%	3/22/19	EUR	500	621
Unibail-Rodamco SE	3.875%	12/13/17	EUR	2,000	2,432
Veolia Environnement SA	4.247%	1/6/21	EUR	3,000	4,047
Veolia Environnement SA	4.625%	3/30/27	EUR	4,200	6,439
Veolia Environnement SA	6.125%	11/25/33	EUR	2,000	3,660
Veolia Environnement SA	6.125%	10/29/37	GBP	4,000	7,764
Vinci SA	3.375%	3/30/20	EUR	1,500	1,924
Wendel SA	5.875%	9/17/19	EUR	3,000	3,983
Wendel SA	6.750%	4/20/18	EUR	14,000	17,936
					1,072,548
Sovereign Bonds (8.4%)
Aeroports de Paris	1.500%	7/24/23	EUR	5,000	6,072
Aeroports de Paris	1.500%	4/7/25	EUR	4,000	4,821
Aeroports de Paris	2.750%	6/5/28	EUR	1,000	1,341
Aeroports de Paris	3.125%	6/11/24	EUR	2,000	2,710
Agence Francaise de Developpement	0.125%	3/31/21	EUR	10,000	11,474
Agence Francaise de Developpement	1.250%	5/25/19	EUR	4,400	5,263
Agence Francaise de Developpement	1.375%	9/17/24	EUR	1,500	1,836
Agence Francaise de Developpement	2.125%	2/15/21	EUR	10,000	12,563
Agence Francaise de Developpement	2.250%	5/27/25	EUR	10,000	13,038
Agence Francaise de Developpement	2.250%	5/28/26	EUR	3,000	3,924
Agence Francaise de Developpement	3.750%	2/15/27	EUR	3,600	5,324
Agence Francaise de Developpement	4.000%	1/28/19	EUR	5,000	6,309
Bpifrance Financement SA	0.500%	5/25/25	EUR	10,000	11,281
Bpifrance Financement SA	0.750%	10/25/21	EUR	8,000	9,467
Bpifrance Financement SA	1.000%	10/25/19	EUR	5,000	5,941
Bpifrance Financement SA	2.000%	7/25/17	EUR	8,000	9,414
Bpifrance Financement SA	2.750%	10/25/25	EUR	3,000	4,095
4 Caisse Centrale du Credit Immobilier
de France SA	0.250%	11/25/18	EUR	6,000	6,942
4 Caisse Centrale du Credit Immobilier
de France SA	0.500%	5/19/17	EUR	2,000	2,308

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
4 Caisse Centrale du Credit Immobilier
de France SA	1.125%	4/22/19	EUR	19,000	22,563
Caisse d’Amortissement de la Dette Sociale	0.050%	11/25/20	EUR	25,000	28,772
Caisse d’Amortissement de la Dette Sociale	0.500%	5/25/23	EUR	40,000	46,595
Caisse d’Amortissement de la Dette Sociale	1.000%	5/25/18	EUR	15,000	17,625
Caisse d’Amortissement de la Dette Sociale	1.125%	5/25/19	EUR	5,000	5,965
Caisse d’Amortissement de la Dette Sociale	1.375%	11/25/24	EUR	10,000	12,311
Caisse d’Amortissement de la Dette Sociale	2.375%	1/25/24	EUR	43,500	57,672
Caisse d’Amortissement de la Dette Sociale	2.500%	10/25/22	EUR	3,000	3,948
4 Caisse d’Amortissement de la Dette Sociale	3.250%	3/7/18	EUR	2,000	2,442
Caisse d’Amortissement de la Dette Sociale	3.375%	4/25/21	EUR	3,000	4,018
Caisse d’Amortissement de la Dette Sociale	3.750%	10/25/20	EUR	2,000	2,685
Caisse d’Amortissement de la Dette Sociale	4.000%	10/25/19	EUR	8,200	10,767
Caisse d’Amortissement de la Dette Sociale	4.000%	12/15/25	EUR	8,000	12,074
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/17	EUR	9,500	11,353
Caisse d’Amortissement de la Dette Sociale	4.125%	4/25/23	EUR	5,000	7,259
Caisse d’Amortissement de la Dette Sociale	4.250%	4/25/20	EUR	3,000	4,002
Caisse d’Amortissement de la Dette Sociale	4.375%	10/25/21	EUR	8,000	11,337
Caisse des Depots et Consignations	1.500%	6/12/17	GBP	1,000	1,472
Caisse des Depots et Consignations	1.500%	12/23/19	GBP	5,000	7,407
Caisse des Depots et Consignations	4.375%	4/9/18	EUR	3,000	3,743
Caisse Nationale des Autoroutes	4.500%	3/28/18	EUR	8,870	11,070
Caisse Nationale des Autoroutes	5.250%	1/30/17	EUR	1,000	1,193
Electricite de France SA	2.250%	9/29/17	CHF	1,000	1,073
Electricite de France SA	2.250%	4/27/21	EUR	7,000	8,733
Electricite de France SA	2.750%	3/10/23	EUR	5,900	7,644
Electricite de France SA	3.875%	1/18/22	EUR	3,000	4,048
Electricite de France SA	4.125%	3/25/27	EUR	4,000	5,832
1 Electricite de France SA	4.125%	1/29/49	EUR	2,900	3,250
1 Electricite de France SA	4.250%	12/29/49	EUR	4,000	4,617
Electricite de France SA	4.500%	11/12/40	EUR	3,900	6,047
Electricite de France SA	4.625%	9/11/24	EUR	5,000	7,353
1 Electricite de France SA	5.000%	1/22/49	EUR	3,000	3,324
Electricite de France SA	5.125%	9/22/50	GBP	4,100	6,666
Electricite de France SA	5.375%	5/29/20	EUR	9,400	12,999
1 Electricite de France SA	5.375%	1/29/49	EUR	3,400	3,910
Electricite de France SA	5.500%	3/27/37	GBP	2,800	4,786
Electricite de France SA	5.500%	10/17/41	GBP	4,000	6,862
Electricite de France SA	5.625%	2/21/33	EUR	4,000	6,773
Electricite de France SA	5.875%	7/18/31	GBP	3,700	6,689
1 Electricite de France SA	5.875%	7/22/49	GBP	2,500	3,264
1 Electricite de France SA	6.000%	12/29/49	GBP	3,800	5,294
Electricite de France SA	6.000%	1/23/14	GBP	4,500	8,333
Electricite de France SA	6.250%	1/25/21	EUR	7,200	10,486
Electricite de France SA	6.250%	5/30/28	GBP	3,000	5,542
French Republic	0.000%	2/25/18	EUR	85,000	98,104
French Republic	0.000%	2/25/19	EUR	20,000	23,131
French Republic	0.000%	5/25/20	EUR	183,000	211,463
French Republic	0.250%	11/25/20	EUR	170,000	198,329
French Republic	0.500%	11/25/19	EUR	48,000	56,509
French Republic	0.500%	5/25/25	EUR	141,500	162,382
French Republic	0.500%	5/25/26	EUR	30,000	33,913
French Republic	1.000%	7/25/17	EUR	50,000	58,271

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
French Republic	1.000%	5/25/18	EUR	83,000	97,777
French Republic	1.000%	11/25/18	EUR	81,000	96,029
French Republic	1.000%	5/25/19	EUR	125,850	150,017
French Republic	1.000%	11/25/25	EUR	60,000	71,562
3 French Republic	1.250%	5/25/36	EUR	25,000	27,730
French Republic	1.500%	5/25/31	EUR	67,000	80,697
French Republic	1.750%	2/25/17	EUR	10,000	11,657
8 French Republic	1.750%	5/25/23	EUR	126,000	160,391
8 French Republic	1.750%	11/25/24	EUR	119,641	152,613
3 French Republic	1.750%	5/25/66	EUR	7,000	7,357
French Republic	2.250%	10/25/22	EUR	66,000	86,166
French Republic	2.250%	5/25/24	EUR	85,000	112,435
French Republic	2.500%	10/25/20	EUR	128,000	164,255
French Republic	2.500%	5/25/30	EUR	63,500	86,782
French Republic	2.750%	10/25/27	EUR	108,950	151,815
French Republic	3.000%	4/25/22	EUR	74,500	100,629
8 French Republic	3.250%	10/25/21	EUR	89,400	121,003
French Republic	3.250%	5/25/45	EUR	53,600	84,318
French Republic	3.500%	4/25/20	EUR	50,000	65,813
French Republic	3.500%	4/25/26	EUR	62,000	91,046
French Republic	3.750%	10/25/19	EUR	60,000	78,423
French Republic	3.750%	4/25/21	EUR	58,000	79,271
French Republic	4.000%	4/25/18	EUR	55,000	68,487
French Republic	4.000%	10/25/38	EUR	65,000	110,696
French Republic	4.000%	4/25/55	EUR	36,400	67,226
French Republic	4.000%	4/25/60	EUR	32,750	61,217
French Republic	4.250%	10/25/17	EUR	70,000	85,739
French Republic	4.250%	10/25/18	EUR	35,000	44,705
French Republic	4.250%	4/25/19	EUR	45,000	58,622
French Republic	4.250%	10/25/23	EUR	70,000	104,294
French Republic	4.500%	4/25/41	EUR	58,500	108,689
French Republic	4.750%	4/25/35	EUR	61,300	111,122
French Republic	5.500%	4/25/29	EUR	56,000	100,350
French Republic	5.750%	10/25/32	EUR	61,500	119,361
French Republic	6.000%	10/25/25	EUR	55,000	95,361
French Republic	8.250%	4/25/22	EUR	4,000	6,835
French Republic	8.500%	10/25/19	EUR	10,000	14,977
1 La Banque Postale SA	2.750%	4/23/26	EUR	2,000	2,347
La Poste SA	1.125%	6/4/25	EUR	10,000	11,730
La Poste SA	2.750%	11/26/24	EUR	4,200	5,581
Regie Autonome des Transports Parisiens	2.625%	11/6/19	CHF	3,000	3,451
Regie Autonome des Transports Parisiens	4.500%	5/28/18	EUR	4,000	5,023
Region of Ile de France	0.625%	4/23/27	EUR	5,000	5,507
Region of Ile de France	2.250%	6/10/23	EUR	900	1,168
Region of Ile de France	3.625%	3/27/24	EUR	3,000	4,261
RTE Reseau de Transport d’Electricite SA	2.750%	6/20/29	EUR	1,400	1,813
RTE Reseau de Transport d’Electricite SA	4.125%	2/3/21	EUR	1,400	1,892
SA de Gestion de Stocks de Securite	0.625%	5/25/23	EUR	7,000	8,143
SA de Gestion de Stocks de Securite	1.750%	10/22/19	EUR	5,000	6,081
SNCF Reseau	1.125%	5/25/30	EUR	19,600	21,939
SNCF Reseau	3.125%	10/25/28	EUR	7,000	9,965
SNCF Reseau	4.250%	10/7/26	EUR	1,500	2,306
SNCF Reseau	4.375%	6/2/22	EUR	7,000	10,032
SNCF Reseau	4.830%	3/25/60	GBP	1,000	2,055

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
SNCF Reseau	5.000%	10/10/33	EUR	10,500	18,633
SNCF Reseau	5.000%	3/11/52	GBP	3,500	7,085
SNCF Reseau	5.250%	12/7/28	GBP	2,000	3,724
SNCF Reseau	5.500%	12/1/21	GBP	3,000	5,233
SNCF Reseau	6.000%	10/12/20	EUR	9,000	12,957
Societe Nationale des Chemins de Fer Francais	3.625%	6/3/20	EUR	3,711	4,862
Societe Nationale des Chemins de Fer Francais	4.125%	2/19/25	EUR	700	1,040
Societe Nationale des Chemins de Fer Francais	4.375%	7/10/18	EUR	5,000	6,278
Societe Nationale des Chemins de Fer Francais	4.875%	6/12/23	EUR	4,000	6,022
4 UNEDIC	0.625%	2/17/25	EUR	10,000	11,515
4 UNEDIC	0.875%	10/25/22	EUR	18,000	21,474
4 UNEDIC	1.250%	5/29/20	EUR	5,000	6,041
4 UNEDIC	1.500%	4/16/21	EUR	11,000	13,511
4 UNEDIC	2.125%	4/26/17	EUR	5,000	5,864
4 UNEDIC	2.250%	4/5/23	EUR	7,000	9,101
UNEDIC	2.375%	5/25/24	EUR	3,000	3,966
					4,862,090
Total France (Cost $6,552,613)					6,579,765
Germany (9.9%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Aareal Bank AG	1.000%	6/28/18	EUR	500	586
Aareal Bank AG	1.375%	6/19/17	EUR	2,000	2,328
Bayerische Landesbank	1.000%	7/9/21	EUR	250	301
Bayerische Landesbank	1.625%	4/18/23	EUR	5,000	6,258
Bayerische Landesbank	2.000%	7/11/22	EUR	700	892
Bayerische Landesbank	3.375%	9/4/17	EUR	1,200	1,439
Berlin Hyp AG	1.125%	2/5/18	EUR	5,000	5,851
Berlin Hyp AG	1.250%	4/23/21	EUR	6,000	7,299
Commerzbank AG	0.875%	9/8/25	EUR	10,000	11,812
Commerzbank AG	1.000%	6/25/18	EUR	5,000	5,863
Commerzbank AG	1.000%	2/5/19	EUR	3,000	3,542
Deutsche Bank AG	1.375%	9/7/20	EUR	2,000	2,429
Deutsche Bank AG	3.750%	6/9/16	EUR	5,000	5,748
Deutsche Genossenschafts-Hypothekenbank
AG	0.125%	9/30/22	EUR	13,000	14,846
Deutsche Genossenschafts-Hypothekenbank
AG	4.000%	10/31/16	EUR	1,950	2,278
Deutsche Hypothekenbank AG	0.250%	2/22/23	EUR	10,000	11,435
Deutsche Hypothekenbank AG	1.250%	6/20/17	EUR	3,000	3,488
Deutsche Hypothekenbank AG	1.375%	6/10/20	EUR	1,500	1,820
Deutsche Hypothekenbank AG	4.250%	5/18/16	EUR	1,800	2,065
Deutsche Kreditbank AG	0.500%	3/19/27	EUR	1,500	1,664
Deutsche Kreditbank AG	1.000%	1/25/18	EUR	5,000	5,835
Deutsche Kreditbank AG	1.625%	6/18/24	EUR	1,000	1,255
Deutsche Pfandbriefbank AG	1.500%	3/18/20	EUR	4,000	4,847
Deutsche Pfandbriefbank AG	1.625%	7/4/17	EUR	4,800	5,606
Deutsche Pfandbriefbank AG	1.875%	12/20/19	GBP	1,300	1,918
Deutsche Pfandbriefbank AG	2.125%	6/3/19	EUR	1,550	1,894
Deutsche Pfandbriefbank AG	2.375%	5/29/28	EUR	6,000	7,909
Deutsche Pfandbriefbank AG	2.625%	10/6/16	EUR	1,253	1,451
Deutsche Postbank AG	3.375%	3/31/20	EUR	5,000	6,508
Dexia Kommunalbank Deutschland AG	0.375%	3/3/22	EUR	3,300	3,818
Dexia Kommunalbank Deutschland AG	4.750%	5/23/18	EUR	2,000	2,517

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
9 German Postal Pensions Securitisation 2 plc	4.375%	1/18/22	EUR	3,000	4,259
HSH Nordbank AG	0.500%	2/12/18	EUR	5,000	5,731
HSH Nordbank AG	0.625%	7/17/19	EUR	5,000	5,828
HSH Nordbank AG	1.375%	10/2/18	EUR	2,500	2,960
HSH Nordbank AG	1.875%	4/5/17	EUR	500	582
Hypothekenbank Frankfurt AG	3.750%	5/25/16	EUR	4,491	5,155
Hypothekenbank Frankfurt AG	4.375%	7/2/19	EUR	4,500	5,881
Landesbank Hessen-Thueringen Girozentrale	0.100%	3/4/20	EUR	5,000	5,771
Landesbank Hessen-Thueringen Girozentrale	0.375%	5/26/17	EUR	2,900	3,339
Landesbank Hessen-Thueringen Girozentrale	1.000%	6/26/18	EUR	6,400	7,508
Landesbank Hessen-Thueringen Girozentrale	1.000%	2/25/19	EUR	8,000	9,457
Landesbank Hessen-Thueringen Girozentrale	1.875%	6/26/23	EUR	800	1,020
Landesbank Hessen-Thueringen Girozentrale	4.125%	6/8/16	EUR	5,000	5,750
LBBW	0.125%	2/21/22	EUR	5,000	5,735
LBBW	1.375%	6/1/18	EUR	800	944
LBBW	2.250%	6/21/16	EUR	5,000	5,743
Muenchener Hypothekenbank eG	0.750%	9/11/17	EUR	3,000	3,476
Muenchener Hypothekenbank eG	1.125%	10/4/18	EUR	1,000	1,180
Muenchener Hypothekenbank eG	1.375%	4/16/21	EUR	15,000	18,339
Muenchener Hypothekenbank eG	2.500%	7/4/28	EUR	5,000	6,777
Norddeutsche Landesbank Girozentrale	1.625%	7/17/17	EUR	5,000	5,835
Norddeutsche Landesbank Girozentrale	3.250%	1/18/21	EUR	4,000	5,287
UniCredit Bank AG	0.125%	4/9/21	EUR	5,000	5,757
UniCredit Bank AG	1.875%	9/12/22	EUR	500	635
UniCredit Bank AG	1.875%	4/9/24	EUR	5,000	6,387
UniCredit Bank AG	2.625%	5/31/17	EUR	7,000	8,253
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.500%	4/1/27	EUR	5,000	5,565
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.750%	2/2/26	EUR	10,000	11,618
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	0.875%	1/18/30	EUR	1,000	1,126
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	1.125%	5/29/20	EUR	2,500	3,004
WL BANK AG Westfaelische Landschaft
Bodenkreditbank	2.500%	3/29/22	EUR	10,400	13,561
					307,965
Corporate Bonds (1.1%)
Allianz Finance II BV	1.375%	3/13/18	EUR	2,100	2,466
Allianz Finance II BV	3.000%	3/13/28	EUR	2,000	2,801
Allianz Finance II BV	3.500%	2/14/22	EUR	8,500	11,507
Allianz Finance II BV	4.500%	3/13/43	GBP	2,600	4,509
Allianz Finance II BV	4.750%	7/22/19	EUR	400	528
1 Allianz Finance II BV	5.750%	7/8/41	EUR	18,300	24,425
1 Allianz SE	3.250%	2/28/49	CHF	1,000	1,086
1 Allianz SE	3.375%	9/29/49	EUR	3,400	3,910
1 Allianz SE	4.750%	10/29/49	EUR	7,500	9,459
1 Allianz SE	5.625%	10/17/42	EUR	2,000	2,715
BASF SE	1.875%	2/4/21	EUR	5,000	6,157
BASF SE	2.000%	12/5/22	EUR	3,600	4,506
BASF SE	5.875%	3/31/17	GBP	100	152
Bayer AG	1.125%	1/24/18	EUR	2,500	2,911
Bayer AG	1.875%	1/25/21	EUR	3,000	3,681
1 Bayer AG	3.000%	7/1/75	EUR	2,000	2,346

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Bayer AG	3.750%	7/1/74	EUR	5,754	6,855
Bayer Capital Corp. BV	1.250%	11/13/23	EUR	500	599
Bertelsmann SE & Co. KGaA	2.625%	8/2/22	EUR	1,400	1,784
1 Bertelsmann SE & Co. KGaA	3.500%	4/23/75	EUR	3,000	3,182
BMW Australia Finance Ltd.	2.750%	2/23/18	AUD	7,000	5,309
BMW Finance NV	0.500%	9/5/18	EUR	5,800	6,701
BMW Finance NV	1.250%	9/5/22	EUR	1,000	1,191
BMW Finance NV	1.500%	6/5/18	EUR	1,500	1,768
BMW Finance NV	2.000%	9/4/20	EUR	4,000	4,914
BMW Finance NV	3.250%	1/14/19	EUR	8,000	9,930
BMW Finance NV	3.375%	12/14/18	GBP	6,350	9,759
BMW Finance NV	3.625%	1/29/18	EUR	1,000	1,216
BMW UK Capital plc	5.000%	10/2/17	GBP	500	768
BMW US Capital LLC	0.625%	4/20/22	EUR	15,710	17,999
BMW US Capital LLC	1.000%	7/18/17	EUR	10,000	11,577
BMW US Capital LLC	1.000%	4/20/27	EUR	300	339
Commerzbank AG	0.500%	4/3/18	EUR	3,000	3,462
Commerzbank AG	1.500%	9/21/22	EUR	5,000	5,985
Commerzbank AG	3.625%	7/10/17	EUR	6,500	7,758
Commerzbank AG	3.875%	3/22/17	EUR	5,000	5,920
Commerzbank AG	4.000%	9/16/20	EUR	2,500	3,296
Continental AG	3.000%	7/16/18	EUR	5,500	6,689
Continental AG	3.125%	9/9/20	EUR	1,000	1,279
Daimler AG	1.250%	12/1/17	GBP	2,000	2,915
Daimler AG	1.500%	11/19/18	EUR	5,600	6,639
Daimler AG	1.750%	11/8/17	GBP	2,000	2,938
Daimler AG	2.000%	5/5/17	EUR	1,000	1,167
Daimler AG	2.000%	4/7/20	EUR	400	488
Daimler AG	2.000%	6/25/21	EUR	600	738
Daimler AG	2.250%	1/24/22	EUR	1,750	2,187
Daimler AG	2.375%	9/12/22	EUR	7,000	8,854
Daimler AG	2.375%	3/8/23	EUR	2,500	3,183
Daimler AG	2.750%	12/4/20	GBP	1,500	2,271
Daimler Canada Finance Inc.	2.270%	3/26/18	CAD	5,331	4,299
Deutsche Annington Finance BV	3.125%	7/25/19	EUR	8,900	11,047
Deutsche Annington Finance BV	3.625%	10/8/21	EUR	3,000	3,934
1 Deutsche Annington Finance BV	4.000%	12/29/49	EUR	2,000	2,310
1 Deutsche Annington Finance BV	4.625%	4/8/74	EUR	3,000	3,574
Deutsche Bank AG	0.000%	10/15/26	EUR	4,906	4,093
Deutsche Bank AG	0.625%	12/19/23	CHF	6,500	6,578
Deutsche Bank AG	1.250%	9/8/21	EUR	10,000	11,428
Deutsche Bank AG	2.375%	1/11/23	EUR	4,500	5,446
Deutsche Bank AG	5.125%	8/31/17	EUR	2,000	2,432
Deutsche Boerse AG	1.125%	3/26/18	EUR	2,000	2,336
Deutsche Boerse AG	2.375%	10/5/22	EUR	500	639
Deutsche Pfandbriefbank AG	1.500%	9/17/19	EUR	6,184	7,234
Deutsche Post AG	2.750%	10/9/23	EUR	2,000	2,614
Deutsche Post AG	2.875%	12/11/24	EUR	2,000	2,655
Deutsche Post Finance BV	1.875%	6/27/17	EUR	10,000	11,685
Deutsche Telekom International Finance BV	2.125%	1/18/21	EUR	6,500	8,073
Deutsche Telekom International Finance BV	2.750%	10/24/24	EUR	2,000	2,637
Deutsche Telekom International Finance BV	4.250%	7/13/22	EUR	3,000	4,187
Deutsche Telekom International Finance BV	4.875%	4/22/25	EUR	8,500	12,940
Deutsche Telekom International Finance BV	6.500%	4/8/22	GBP	2,400	4,360

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Deutsche Telekom International Finance BV	7.500%	1/24/33	EUR	300	602
DVB Bank SE	0.500%	1/15/18	EUR	4,000	4,596
DVB Bank SE	0.875%	4/9/21	EUR	400	457
DVB Bank SE	1.250%	4/22/20	EUR	9,600	11,184
DVB Bank SE	1.625%	5/28/18	EUR	2,000	2,347
E.ON International Finance BV	5.500%	10/2/17	EUR	4,000	4,928
E.ON International Finance BV	5.750%	5/7/20	EUR	2,000	2,777
E.ON International Finance BV	6.000%	10/30/19	GBP	1,000	1,645
E.ON International Finance BV	6.375%	6/7/32	GBP	2,000	3,608
E.ON International Finance BV	6.750%	1/27/39	GBP	1,000	1,899
Eurogrid GmbH	1.875%	6/10/25	EUR	3,000	3,634
Eurogrid GmbH	3.875%	10/22/20	EUR	1,000	1,316
Evonik Industries AG	1.875%	4/8/20	EUR	1,000	1,219
Grand City Properties SA	1.500%	4/17/25	EUR	5,000	5,477
1 Hannover Finance Luxembourg SA	5.000%	6/30/43	EUR	2,300	3,127
1 Hannover Finance Luxembourg SA	5.750%	9/14/40	EUR	2,000	2,668
Hella KGaA Hueck & Co.	1.250%	9/7/17	EUR	2,000	2,320
LANXESS AG	2.625%	11/21/22	EUR	300	379
Linde AG	1.750%	9/17/20	EUR	4,000	4,898
Linde AG	2.000%	4/18/23	EUR	2,500	3,149
Linde Finance BV	1.750%	6/11/19	EUR	8,000	9,631
Linde Finance BV	3.875%	6/1/21	EUR	400	540
MAN SE	2.125%	3/13/17	EUR	2,000	2,330
Merck Financial Services GmbH	0.750%	9/2/19	EUR	7,000	8,174
Merck Financial Services GmbH	4.500%	3/24/20	EUR	1,000	1,333
1 Merck KGaA	2.625%	12/12/74	EUR	2,000	2,324
Metro AG	3.375%	3/1/19	EUR	1,050	1,301
1 Muenchener Rueckversicherungs Gesellschaft
in Muenchen AG	5.767%	6/29/49	EUR	2,000	2,397
1 Muenchener Rueckversicherungs Gesellschaft
in Muenchen AG	6.000%	5/26/41	EUR	500	678
1 Muenchener Rueckversicherungs Gesellschaft
in Muenchen AG	6.250%	5/26/42	EUR	1,800	2,517
1 Muenchener Rueckversicherungs Gesellschaft
in Muenchen AG	6.625%	5/26/42	GBP	2,000	3,331
O2 Telefonica Deutschland Finanzierungs
GmbH	1.875%	11/22/18	EUR	5,000	5,954
RWE AG	5.750%	2/14/33	EUR	100	152
RWE Finance BV	1.875%	1/30/20	EUR	4,500	5,378
RWE Finance BV	4.750%	1/31/34	GBP	4,200	5,590
RWE Finance BV	5.125%	7/23/18	EUR	1,000	1,269
RWE Finance BV	5.625%	12/6/23	GBP	1,400	2,260
RWE Finance BV	6.125%	7/6/39	GBP	8,000	12,311
RWE Finance BV	6.250%	6/3/30	GBP	1,500	2,382
RWE Finance BV	6.500%	4/20/21	GBP	1,000	1,676
RWE Finance BV	6.625%	1/31/19	EUR	1,200	1,601
SAP SE	1.750%	2/22/27	EUR	5,000	6,055
Siemens Financieringsmaatschappij NV	1.500%	3/10/20	EUR	4,000	4,833
Siemens Financieringsmaatschappij NV	1.750%	3/12/21	EUR	6,000	7,379
Siemens Financieringsmaatschappij NV	2.750%	9/10/25	GBP	1,000	1,495
Siemens Financieringsmaatschappij NV	2.875%	3/10/28	EUR	500	683
Siemens Financieringsmaatschappij NV	3.750%	9/10/42	GBP	3,000	4,735
Siemens Financieringsmaatschappij NV	5.625%	6/11/18	EUR	4,000	5,132
Talanx AG	2.500%	7/23/26	EUR	2,000	2,564

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
1 Talanx Finanz Luxembourg SA	8.367%	6/15/42	EUR	200	293
Vier Gas Transport Gmbh	2.000%	6/12/20	EUR	1,500	1,833
Vier Gas Transport Gmbh	2.875%	6/12/25	EUR	1,000	1,316
Vier Gas Transport GmbH	3.125%	7/10/23	EUR	7,500	9,944
Volkswagen Financial Services NV	1.750%	4/17/20	GBP	3,284	4,711
Volkswagen Financial Services NV	2.750%	10/2/20	GBP	2,000	2,972
Volkswagen International Finance NV	2.000%	3/26/21	EUR	6,400	7,695
1 Volkswagen International Finance NV	3.500%	12/29/49	EUR	10,000	9,696
1 Volkswagen International Finance NV	3.750%	3/29/49	EUR	4,500	4,989
1 Volkswagen International Finance NV	3.875%	9/29/49	EUR	1,500	1,710
1 Volkswagen International Finance NV	4.625%	3/29/49	EUR	2,000	2,240
1 Volkswagen International Finance NV	5.125%	9/29/49	EUR	4,000	4,791
Volkswagen Leasing GmbH	1.000%	10/4/17	EUR	5,783	6,681
Volkswagen Leasing GmbH	2.125%	4/4/22	EUR	9,000	10,796
Volkswagen Leasing GmbH	2.625%	1/15/24	EUR	7,000	8,596
Vonovia Finance BV	1.500%	3/31/25	EUR	5,000	5,827
Wuerth Finance International BV	1.750%	5/21/20	EUR	4,130	5,029
Wuerth Finance International BV	3.750%	5/25/18	EUR	5,402	6,652
					611,326
Sovereign Bonds (8.3%)
Bayerische Landesbodenkreditanstalt	1.750%	4/24/24	EUR	3,000	3,806
Bayerische Landesbodenkreditanstalt	1.875%	1/25/23	EUR	6,000	7,624
9 Bund Laender Anleihe	1.500%	7/15/20	EUR	5,000	6,114
Bundesschatzanweisungen	0.000%	6/16/17	EUR	50,000	57,569
Deutsche Bahn Finance BV	1.250%	10/23/25	EUR	2,500	2,995
Deutsche Bahn Finance BV	1.375%	10/30/17	GBP	1,500	2,204
Deutsche Bahn Finance BV	1.500%	12/18/17	CHF	4,000	4,299
Deutsche Bahn Finance BV	1.500%	8/26/24	CHF	1,000	1,180
Deutsche Bahn Finance BV	2.500%	9/12/23	EUR	8,500	11,161
Deutsche Bahn Finance BV	2.750%	3/19/29	EUR	3,500	4,834
Deutsche Bahn Finance BV	2.875%	6/30/16	EUR	2,000	2,301
Deutsche Bahn Finance BV	3.000%	3/8/24	EUR	4,000	5,426
Deutsche Bahn Finance BV	3.125%	7/24/26	GBP	500	784
Deutsche Bahn Finance BV	3.750%	6/1/21	EUR	2,000	2,695
Deutsche Bahn Finance BV	3.750%	7/9/25	EUR	5,919	8,590
Deutsche Bahn Finance BV	4.750%	3/14/18	EUR	800	998
1 EnBW Energie Baden-Wuerttemberg AG	3.625%	4/2/76	EUR	3,500	3,915
1 EnBW Energie Baden-Wuerttemberg AG	7.375%	4/2/72	EUR	1,000	1,196
EnBW International Finance BV	2.500%	6/4/26	EUR	2,000	2,541
EnBW International Finance BV	6.125%	7/7/39	EUR	1,300	2,337
Erste Abwicklungsanstalt	1.125%	8/30/17	EUR	5,000	5,830
EWE AG	4.125%	11/4/20	EUR	2,000	2,632
Federal Republic of Germany	0.000%	4/17/20	EUR	50,000	58,180
Federal Republic of Germany	0.000%	4/9/21	EUR	70,000	81,413
Federal Republic of Germany	0.250%	4/13/18	EUR	29,000	33,681
Federal Republic of Germany	0.250%	10/11/19	EUR	72,500	85,023
8 Federal Republic of Germany	0.250%	10/16/20	EUR	285,000	335,266
Federal Republic of Germany	0.500%	10/13/17	EUR	50,000	58,068
Federal Republic of Germany	0.500%	2/23/18	EUR	65,000	75,764
Federal Republic of Germany	0.500%	2/15/25	EUR	12,000	14,181
Federal Republic of Germany	0.500%	2/15/26	EUR	315,000	368,887
Federal Republic of Germany	1.000%	10/12/18	EUR	55,000	65,280
Federal Republic of Germany	1.000%	2/22/19	EUR	37,650	44,912
Federal Republic of Germany	1.000%	8/15/24	EUR	75,500	93,184
Federal Republic of Germany	1.000%	8/15/25	EUR	77,000	94,657

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federal Republic of Germany	1.500%	9/4/22	EUR	10,000	12,686
	Federal Republic of Germany	1.500%	2/15/23	EUR	23,000	29,267
	Federal Republic of Germany	1.500%	5/15/23	EUR	27,000	34,434
	Federal Republic of Germany	1.500%	5/15/24	EUR	10,000	12,817
	Federal Republic of Germany	1.750%	7/4/22	EUR	59,246	76,047
	Federal Republic of Germany	1.750%	2/15/24	EUR	24,500	31,918
	Federal Republic of Germany	2.000%	1/4/22	EUR	46,000	59,419
	Federal Republic of Germany	2.000%	8/15/23	EUR	26,500	34,979
	Federal Republic of Germany	2.250%	9/4/20	EUR	11,900	15,206
	Federal Republic of Germany	2.250%	9/4/21	EUR	122,400	159,217
	Federal Republic of Germany	2.500%	1/4/21	EUR	65,000	84,386
	Federal Republic of Germany	2.500%	7/4/44	EUR	39,000	61,335
	Federal Republic of Germany	2.500%	8/15/46	EUR	44,450	70,627
	Federal Republic of Germany	3.000%	7/4/20	EUR	79,000	103,363
	Federal Republic of Germany	3.250%	1/4/20	EUR	53,000	68,979
	Federal Republic of Germany	3.250%	7/4/21	EUR	17,500	23,736
	Federal Republic of Germany	3.250%	7/4/42	EUR	39,569	69,368
	Federal Republic of Germany	3.500%	7/4/19	EUR	21,200	27,340
	Federal Republic of Germany	3.750%	1/4/19	EUR	63,000	80,331
	Federal Republic of Germany	4.000%	1/4/18	EUR	46,000	56,649
	Federal Republic of Germany	4.000%	1/4/37	EUR	57,500	105,318
	Federal Republic of Germany	4.250%	7/4/17	EUR	96,000	116,031
	Federal Republic of Germany	4.250%	7/4/18	EUR	67,000	84,620
	Federal Republic of Germany	4.250%	7/4/39	EUR	46,400	90,320
	Federal Republic of Germany	4.750%	7/4/28	EUR	11,500	20,000
10	Federal Republic of Germany	4.750%	7/4/34	EUR	45,300	87,241
8	Federal Republic of Germany	4.750%	7/4/40	EUR	43,500	91,162
	Federal Republic of Germany	5.500%	1/4/31	EUR	39,500	76,393
	Federal Republic of Germany	5.625%	1/4/28	EUR	12,365	22,705
	Federal Republic of Germany	6.250%	1/4/30	EUR	16,000	32,352
	FMS Wertmanagement AoeR	0.050%	9/19/17	EUR	5,000	5,753
	FMS Wertmanagement AoeR	0.050%	7/6/21	EUR	10,000	11,489
	FMS Wertmanagement AoeR	0.125%	4/16/20	EUR	4,000	4,633
	FMS Wertmanagement AoeR	0.625%	3/12/18	EUR	1,900	2,213
9	FMS Wertmanagement AoeR	0.750%	12/15/17	GBP	2,000	2,917
	FMS Wertmanagement AoeR	0.750%	3/14/19	EUR	9,000	10,596
	FMS Wertmanagement AoeR	1.000%	7/18/17	EUR	2,000	2,326
	FMS Wertmanagement AoeR	1.125%	9/3/18	EUR	5,000	5,912
	FMS Wertmanagement AoeR	1.875%	12/7/18	GBP	10,000	14,956
	FMS Wertmanagement AoeR	1.875%	5/9/19	EUR	16,000	19,485
	FMS Wertmanagement AoeR	2.750%	6/3/16	EUR	1,000	1,148
9	FMS Wertmanagement AoeR	3.000%	8/3/18	EUR	2,000	2,459
	FMS Wertmanagement AoeR	3.000%	9/8/21	EUR	6,000	7,986
9	FMS Wertmanagement AoeR	3.375%	6/17/21	EUR	4,000	5,385
	Free and Hanseatic City of Hamburg	1.000%	6/18/21	EUR	9,500	11,425
	Free and Hanseatic City of Hamburg	1.875%	9/26/22	EUR	4,000	5,088
	Free State of Bavaria	1.875%	2/7/19	EUR	18,000	21,826
	Gemeinsame Deutsche Bundeslaender	0.500%	2/5/25	EUR	15,000	17,195
	Gemeinsame Deutsche Bundeslaender	1.125%	9/30/24	EUR	1,000	1,209
	Gemeinsame Deutsche Bundeslaender	1.375%	10/11/19	EUR	2,459	2,965
	Gemeinsame Deutsche Bundeslaender	1.500%	1/29/21	EUR	5,000	6,139
	Gemeinsame Deutsche Bundeslaender	1.750%	6/13/22	EUR	14,000	17,607
	Gemeinsame Deutsche Bundeslaender	1.750%	1/31/23	EUR	8,000	10,096
	Gemeinsame Deutsche Bundeslaender	2.375%	9/21/18	EUR	700	851

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Gemeinsame Deutsche Bundeslaender	3.500%	10/7/19	EUR	3,000	3,867
9 KFW	0.000%	12/7/18	EUR	30,000	34,666
9 KFW	0.050%	11/30/17	EUR	15,000	17,290
9 KFW	0.125%	10/27/20	EUR	20,000	23,284
9 KFW	0.375%	4/18/17	EUR	10,000	11,532
9 KFW	0.375%	7/22/19	EUR	10,000	11,710
9 KFW	0.375%	3/15/23	EUR	25,000	29,282
9 KFW	0.375%	3/9/26	EUR	5,000	5,671
9 KFW	0.375%	4/23/30	EUR	10,000	10,679
9 KFW	0.625%	2/12/18	EUR	5,000	5,827
9 KFW	0.625%	7/4/22	EUR	20,000	23,863
9 KFW	0.625%	1/15/25	EUR	18,675	21,916
9 KFW	0.875%	10/13/17	EUR	12,000	13,990
9 KFW	0.875%	6/25/18	EUR	1,500	1,763
9 KFW	0.875%	3/18/19	EUR	20,000	23,717
9 KFW	1.000%	12/7/17	GBP	9,500	13,926
9 KFW	1.125%	10/16/18	EUR	25,000	29,675
9 KFW	1.125%	1/15/20	EUR	27,000	32,572
9 KFW	1.250%	7/4/36	EUR	5,000	5,821
9 KFW	1.375%	1/28/20	CAD	15,270	12,236
9 KFW	1.500%	6/11/24	EUR	12,300	15,574
9 KFW	1.625%	1/15/21	EUR	3,000	3,746
9 KFW	1.875%	3/20/19	EUR	15,000	18,286
9 KFW	2.000%	12/6/18	GBP	7,000	10,512
9 KFW	2.125%	8/15/23	EUR	5,300	6,976
9 KFW	2.250%	9/21/17	EUR	10,000	11,867
9 KFW	2.500%	1/17/22	EUR	10,000	13,169
9 KFW	2.500%	8/25/25	CHF	6,500	8,563
9 KFW	3.125%	6/15/18	EUR	17,000	20,911
9 KFW	3.375%	1/18/21	EUR	25,350	33,993
9 KFW	3.750%	7/18/18	AUD	10,000	7,829
9 KFW	3.875%	1/21/19	EUR	10,000	12,774
9 KFW	4.125%	7/4/17	EUR	3,000	3,615
9 KFW	4.625%	1/4/23	EUR	7,000	10,495
9 KFW	4.875%	3/15/37	GBP	4,000	8,164
9 KFW	5.000%	10/4/17	ZAR	120,000	8,113
9 KFW	5.000%	5/22/19	NOK	20,000	2,780
9 KFW	5.500%	2/9/22	AUD	18,000	15,614
9 KFW	5.550%	6/7/21	GBP	9,000	15,889
9 KFW	5.625%	8/25/17	GBP	1,000	1,552
9 KFW	5.750%	6/7/32	GBP	1,000	2,145
9 KFW	6.000%	8/20/20	AUD	10,000	8,638
9 KFW	6.000%	12/7/28	GBP	10,000	20,954
9 KFW	6.250%	2/23/18	AUD	16,000	13,007
9 KFW	6.250%	12/4/19	AUD	8,000	6,856
9 KFW	6.250%	5/19/21	AUD	9,000	7,970
Land Thueringen	0.500%	5/12/25	EUR	4,500	5,130
Land Thueringen	1.625%	8/17/20	EUR	2,462	3,022
Landesbank Berlin AG	5.875%	11/25/19	EUR	1,500	1,959
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.250%	11/25/19	EUR	4,500	5,239
Landeskreditbank Baden-Wuerttemberg
Foerderbank	0.750%	12/12/17	EUR	2,500	2,911

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	0.875%	12/15/17	GBP	1,000	1,460
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	3.500%	7/4/16	EUR	1,500	1,729
	Landeskreditbank Baden-Wuerttemberg
	Foerderbank	3.750%	1/23/18	AUD	5,000	3,876
9	Landwirtschaftliche Rentenbank	1.000%	12/15/17	GBP	1,350	1,978
9	Landwirtschaftliche Rentenbank	1.250%	5/20/22	EUR	5,000	6,169
[3,9]	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	2,655	2,157
9	Landwirtschaftliche Rentenbank	1.875%	11/21/19	CAD	3,000	2,431
9	Landwirtschaftliche Rentenbank	1.875%	5/11/20	EUR	1,500	1,864
9	Landwirtschaftliche Rentenbank	2.000%	2/20/19	EUR	3,000	3,658
9	Landwirtschaftliche Rentenbank	2.250%	5/22/19	NOK	10,000	1,283
9	Landwirtschaftliche Rentenbank	2.875%	8/30/21	EUR	13,000	17,250
9	Landwirtschaftliche Rentenbank	4.250%	1/24/23	AUD	7,500	6,148
9	Landwirtschaftliche Rentenbank	4.250%	1/9/25	AUD	10,000	8,285
9	Landwirtschaftliche Rentenbank	4.750%	3/12/19	NZD	5,000	3,706
9	Landwirtschaftliche Rentenbank	5.500%	3/9/20	AUD	15,000	12,607
	NRW Bank	0.500%	7/23/18	EUR	10,000	11,649
	NRW Bank	0.625%	8/1/16	EUR	6,000	6,882
	NRW Bank	0.875%	12/15/17	GBP	1,000	1,460
	NRW Bank	1.250%	10/22/18	EUR	5,000	5,935
	NRW Bank	1.875%	9/22/17	EUR	5,000	5,896
	NRW Bank	3.875%	1/27/20	EUR	4,000	5,274
	NRW Bank	4.500%	5/29/17	EUR	5,000	6,024
	State of Baden-Wurttemberg	0.625%	2/9/27	EUR	10,000	11,411
	State of Baden-Wurttemberg	1.000%	7/18/22	EUR	5,000	6,034
	State of Baden-Wurttemberg	2.000%	11/13/23	EUR	8,000	10,318
	State of Berlin	0.500%	2/10/25	EUR	10,000	11,451
	State of Berlin	0.750%	11/11/22	EUR	10,000	11,874
	State of Berlin	1.500%	8/28/20	EUR	2,000	2,446
	State of Berlin	1.875%	6/12/23	EUR	1,800	2,295
	State of Berlin	3.125%	8/17/21	EUR	2,300	3,067
	State of Berlin	3.250%	5/23/18	EUR	1,500	1,841
	State of Berlin	3.500%	6/22/17	EUR	5,718	6,825
	State of Berlin	4.125%	5/24/16	EUR	3,000	3,444
	State of Brandenburg	3.500%	6/15/21	EUR	15,000	20,257
	State of Bremen	0.500%	7/30/21	EUR	10,000	11,717
	State of Bremen	0.500%	3/3/25	EUR	3,000	3,422
	State of Bremen	1.375%	4/28/21	EUR	1,000	1,223
	State of Hesse	0.250%	6/10/25	EUR	5,000	5,589
	State of Hesse	0.375%	3/10/23	EUR	3,000	3,473
	State of Hesse	0.500%	4/7/17	EUR	5,900	6,801
	State of Hesse	0.500%	2/17/25	EUR	10,500	12,070
	State of Hesse	1.375%	2/5/20	EUR	8,000	9,695
	State of Hesse	1.375%	6/10/24	EUR	4,000	4,939
	State of Hesse	1.750%	2/10/17	EUR	1,400	1,628
	State of Hesse	1.750%	6/19/20	EUR	2,930	3,618
	State of Hesse	1.750%	1/20/23	EUR	3,000	3,790
	State of Hesse	2.750%	5/30/16	EUR	4,975	5,707
	State of Hesse	3.000%	8/23/21	EUR	12,000	15,918
	State of Hesse	3.500%	3/10/20	EUR	5,000	6,530
	State of Lower Saxony	0.625%	1/20/25	EUR	10,000	11,634
	State of Lower Saxony	1.000%	8/18/22	EUR	9,000	10,852
	State of Lower Saxony	1.375%	9/26/19	EUR	7,000	8,435

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
State of Lower Saxony	2.125%	10/11/23	EUR	1,000	1,298
State of Lower Saxony	4.250%	2/22/17	EUR	10,000	11,864
State of Lower Saxony	4.250%	2/27/18	EUR	4,000	4,936
State of North Rhine-Westphalia	0.200%	4/17/23	EUR	20,000	22,820
State of North Rhine-Westphalia	0.375%	10/19/21	EUR	10,000	11,655
State of North Rhine-Westphalia	0.375%	2/16/23	EUR	4,000	4,638
State of North Rhine-Westphalia	0.500%	3/11/25	EUR	3,000	3,444
State of North Rhine-Westphalia	0.875%	12/4/17	EUR	17,000	19,814
State of North Rhine-Westphalia	0.875%	12/16/19	EUR	5,000	5,938
State of North Rhine-Westphalia	1.000%	2/15/19	EUR	7,000	8,288
State of North Rhine-Westphalia	1.250%	3/13/20	EUR	5,000	6,027
State of North Rhine-Westphalia	1.375%	5/16/22	EUR	4,000	4,931
State of North Rhine-Westphalia	1.500%	1/14/21	EUR	4,000	4,913
State of North Rhine-Westphalia	1.625%	10/24/30	EUR	5,000	6,158
State of North Rhine-Westphalia	1.750%	2/15/17	EUR	5,500	6,398
State of North Rhine-Westphalia	1.875%	9/15/22	EUR	10,600	13,437
State of North Rhine-Westphalia	1.875%	3/15/24	EUR	1,950	2,493
State of North Rhine-Westphalia	2.000%	9/13/18	EUR	1,000	1,206
State of North Rhine-Westphalia	2.000%	10/15/25	EUR	3,000	3,885
State of North Rhine-Westphalia	2.250%	3/1/19	CHF	2,000	2,257
State of North Rhine-Westphalia	2.375%	8/23/17	EUR	3,200	3,790
State of North Rhine-Westphalia	2.375%	5/13/33	EUR	6,300	8,541
State of Rhineland-Palatinate	0.500%	9/3/21	EUR	5,000	5,884
State of Rhineland-Palatinate	0.500%	1/21/25	EUR	6,000	6,891
State of Rhineland-Palatinate	1.250%	1/16/20	EUR	5,745	6,921
State of Rhineland-Palatinate	2.375%	2/23/22	EUR	2,500	3,250
State of Rhineland-Palatinate	2.875%	3/3/17	EUR	6,500	7,634
State of Saxony-Anhalt	1.625%	4/25/23	EUR	4,000	5,019
State of Saxony-Anhalt	1.875%	4/10/24	EUR	9,000	11,505
Wirtschafts- und Infrastrukturbank Hessen	1.750%	12/6/22	EUR	2,500	3,142
					4,765,974
Total Germany (Cost $5,708,538)					5,685,265
Hong Kong (0.1%)
Corporate Bonds (0.0%)
1 Hutchison Whampoa Europe Finance 13 Ltd.	3.750%	5/29/49	EUR	1,200	1,409
Hutchison Whampoa Finance 09 Ltd.	4.750%	11/14/16	EUR	5,000	5,863
					7,272
Sovereign Bonds (0.1%)
Hong Kong Special Administrative Region	0.910%	11/5/20	HKD	100,000	12,862
Hong Kong Special Administrative Region	1.470%	2/20/19	HKD	35,000	4,598
Hong Kong Special Administrative Region	2.220%	8/7/24	HKD	30,000	4,140
					21,600
Total Hong Kong (Cost $29,612)					28,872
India (0.0%)
Corporate Bonds (0.0%)
Bharti Airtel International Netherlands BV	3.000%	3/31/20	CHF	3,000	3,337
Bharti Airtel International Netherlands BV	3.375%	5/20/21	EUR	875	1,078
Total India (Cost $4,441)					4,415

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Indonesia (0.0%)
Sovereign Bond (0.0%)
3 Republic of Indonesia	2.875%	7/8/21	EUR	2,500	2,957
Total Indonesia (Cost $3,396)					2,957
Ireland (0.8%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
AIB Mortgage Bank	0.625%	2/3/22	EUR	3,000	3,478
AIB Mortgage Bank	2.625%	7/29/16	EUR	3,000	3,456
AIB Mortgage Bank	4.875%	6/29/17	EUR	10,000	12,098
Bank of Ireland Mortgage Bank	1.750%	3/19/19	EUR	5,000	6,006
Bank of Ireland Mortgage Bank	1.875%	5/13/17	EUR	10,300	12,020
Bank of Ireland Mortgage Bank	2.750%	3/22/18	EUR	8,000	9,634
Depfa ACS Bank	3.875%	11/14/16	EUR	6,000	7,009
					53,701
Corporate Bonds (0.1%)
CRH Finance Ltd.	3.125%	4/3/23	EUR	3,850	5,059
CRH Finance Switzerland AG	1.375%	9/30/22	CHF	5,300	5,901
CRH Finland Services Oyj	2.750%	10/15/20	EUR	5,488	6,866
Dali Capital plc	4.799%	12/21/37	GBP	150	245
Freshwater Finance plc	4.607%	10/17/36	GBP	1,125	1,852
Kerry Group Financial Services	2.375%	9/10/25	EUR	10,000	12,594
Ryanair Ltd.	1.875%	6/17/21	EUR	2,000	2,414
					34,931
Sovereign Bonds (0.6%)
DAA Finance plc	6.587%	7/9/18	EUR	500	652
ERVIA	3.625%	12/4/17	EUR	3,250	3,925
ESB Finance Ltd.	2.125%	6/8/27	EUR	6,000	7,453
ESB Finance Ltd.	3.494%	1/12/24	EUR	1,000	1,366
ESB Finance Ltd.	4.375%	11/21/19	EUR	2,000	2,624
ESB Finance Ltd.	6.500%	3/5/20	GBP	2,000	3,418
Ireland	0.800%	3/15/22	EUR	22,000	25,992
Ireland	1.000%	5/15/26	EUR	6,050	6,948
Ireland	2.000%	2/18/45	EUR	16,500	19,123
Ireland	2.400%	5/15/30	EUR	18,790	24,301
Ireland	3.400%	3/18/24	EUR	54,950	75,859
Ireland	3.900%	3/20/23	EUR	7,000	9,875
Ireland	4.400%	6/18/19	EUR	10,000	13,105
Ireland	4.500%	10/18/18	EUR	20,000	25,613
Ireland	4.500%	4/18/20	EUR	12,000	16,222
Ireland	5.000%	10/18/20	EUR	24,000	33,595
Ireland	5.400%	3/13/25	EUR	10,450	16,573
Ireland	5.500%	10/18/17	EUR	25,000	31,072
Ireland	5.900%	10/18/19	EUR	30,081	41,649
					359,365
Total Ireland (Cost $443,094)					447,997
Israel (0.3%)
Corporate Bond (0.0%)
Teva Pharmaceutical Finance IV BV	2.875%	4/15/19	EUR	2,000	2,442
					2,442

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (0.3%)
State of Israel	2.250%	5/31/19	ILS	74,000	20,860
State of Israel	2.500%	5/31/16	ILS	8,000	2,145
State of Israel	2.875%	1/29/24	EUR	3,400	4,457
State of Israel	3.750%	3/31/24	ILS	37,000	11,493
State of Israel	4.000%	1/31/18	ILS	20,000	5,708
State of Israel	4.250%	8/31/16	ILS	2,800	760
State of Israel	4.250%	3/31/23	ILS	73,000	23,218
State of Israel	4.625%	3/18/20	EUR	1,000	1,334
State of Israel	5.000%	1/31/20	ILS	69,000	21,443
State of Israel	5.500%	2/28/17	ILS	33,000	9,226
State of Israel	5.500%	1/31/22	ILS	20,000	6,662
State of Israel	5.500%	1/31/42	ILS	36,000	14,098
State of Israel	6.000%	2/28/19	ILS	44,000	13,620
State of Israel	6.250%	10/30/26	ILS	29,000	10,963
					145,987
Total Israel (Cost $144,117)					148,429
Italy (8.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
Banca Monte dei Paschi di Siena SPA	2.875%	4/16/21	EUR	4,000	5,015
Banca Monte dei Paschi di Siena SPA	2.875%	7/16/24	EUR	5,500	6,953
Banca Popolare dell’Emilia Romagna SC	0.875%	1/22/22	EUR	5,000	5,845
Credito Emiliano SPA	1.875%	2/27/19	EUR	5,000	6,016
Intesa Sanpaolo SPA	0.625%	1/20/22	EUR	5,000	5,821
Intesa Sanpaolo SPA	3.250%	2/10/26	EUR	9,000	12,522
Intesa Sanpaolo SPA	3.375%	1/24/25	EUR	500	699
Intesa Sanpaolo SPA	3.625%	12/5/22	EUR	4,200	5,802
Intesa Sanpaolo SPA	3.750%	9/25/19	EUR	4,300	5,542
Intesa Sanpaolo SPA	4.375%	8/16/16	EUR	3,000	3,478
Mediobanca SPA	3.625%	10/17/23	EUR	5,000	6,967
Romulus Finance Srl	5.441%	2/20/23	GBP	250	426
UniCredit SPA	1.875%	1/31/19	EUR	3,600	4,325
UniCredit SPA	2.625%	10/31/20	EUR	5,000	6,355
UniCredit SPA	2.750%	1/31/20	EUR	1,310	1,649
UniCredit SPA	4.000%	1/31/18	EUR	7,000	8,581
UniCredit SPA	4.250%	7/29/16	EUR	3,000	3,470
UniCredit SPA	5.250%	4/30/23	EUR	9,000	13,619
Unione di Banche Italiane SCpA	1.250%	2/7/25	EUR	2,500	2,962
Unione di Banche Italiane SCpA	3.125%	10/14/20	EUR	8,500	11,012
Unione di Banche Italiane SCpA	3.125%	2/5/24	EUR	3,000	4,061
Unione di Banche Italiane SCpA	5.250%	1/28/21	EUR	2,500	3,550
					124,670
Corporate Bonds (0.6%)
2i Rete Gas SPA	1.750%	7/16/19	EUR	4,600	5,506
2i Rete Gas SPA	3.000%	7/16/24	EUR	4,700	6,104
Aeroporti di Roma SPA	3.250%	2/20/21	EUR	3,000	3,854
Assicurazioni Generali SPA	2.875%	1/14/20	EUR	3,120	3,899
Assicurazioni Generali SPA	5.125%	9/16/24	EUR	6,900	10,405
1 Assicurazioni Generali SPA	7.750%	12/12/42	EUR	10,000	13,916
1 Assicurazioni Generali SPA	10.125%	7/10/42	EUR	2,200	3,323
Atlantia SPA	2.875%	2/26/21	EUR	3,000	3,828
Atlantia SPA	3.375%	9/18/17	EUR	2,500	2,994
Atlantia SPA	4.375%	3/16/20	EUR	6,900	9,139

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Atlantia SPA	4.500%	2/8/19	EUR	1,000	1,284
Atlantia SPA	5.875%	6/9/24	EUR	300	474
Atlantia SPA	6.250%	6/9/22	GBP	1,320	2,356
Enel Finance International NV	1.966%	1/27/25	EUR	4,000	4,901
Enel Finance International NV	2.750%	12/17/18	CHF	3,000	3,339
Enel Finance International NV	3.625%	4/17/18	EUR	104	127
Enel Finance International NV	4.875%	3/11/20	EUR	14,740	19,801
Enel Finance International NV	4.875%	4/17/23	EUR	5,000	7,276
Enel Finance International NV	5.000%	7/12/21	EUR	2,000	2,817
Enel Finance International NV	5.000%	9/14/22	EUR	4,000	5,805
Enel Finance International NV	5.625%	8/14/24	GBP	3,000	5,241
Enel Finance International NV	5.750%	10/24/18	EUR	5,400	7,039
Enel Finance International NV	5.750%	9/14/40	GBP	9,300	17,079
Enel SPA	5.750%	6/22/37	GBP	1,000	1,826
Enel SPA	6.250%	6/20/19	GBP	5,550	9,221
Eni SPA	2.625%	11/22/21	EUR	3,000	3,773
Eni SPA	3.250%	7/10/23	EUR	2,360	3,109
Eni SPA	3.625%	1/29/29	EUR	6,000	8,248
Eni SPA	3.750%	6/27/19	EUR	4,000	5,070
Eni SPA	3.750%	9/12/25	EUR	3,300	4,550
Eni SPA	4.250%	2/3/20	EUR	2,570	3,356
Eni SPA	4.750%	11/14/17	EUR	1,000	1,225
FCA Capital Ireland plc	2.625%	4/17/19	EUR	2,000	2,415
FCA Capital Ireland plc	2.875%	1/26/18	EUR	3,000	3,569
Intesa Sanpaolo SPA	1.125%	1/14/20	EUR	5,000	5,811
Intesa Sanpaolo SPA	2.000%	6/18/21	EUR	5,000	6,000
Intesa Sanpaolo SPA	3.000%	1/28/19	EUR	6,000	7,344
Intesa Sanpaolo SPA	3.500%	1/17/22	EUR	8,000	10,349
Intesa Sanpaolo SPA	3.750%	11/23/16	EUR	1,000	1,168
Intesa Sanpaolo SPA	4.000%	11/9/17	EUR	10,000	12,105
Intesa Sanpaolo SPA	4.000%	11/8/18	EUR	500	625
Intesa Sanpaolo SPA	4.000%	10/30/23	EUR	4,000	5,410
Intesa Sanpaolo SPA	4.125%	4/14/20	EUR	2,100	2,716
1 Intesa Sanpaolo Vita SPA	4.750%	12/29/49	EUR	3,900	4,515
Luxottica Group SPA	2.625%	2/10/24	EUR	8,800	11,402
Luxottica Group SPA	3.625%	3/19/19	EUR	2,000	2,521
Snam SPA	2.375%	6/30/17	EUR	5,000	5,876
Snam SPA	3.250%	1/22/24	EUR	4,000	5,373
Snam SPA	3.375%	1/29/21	EUR	500	650
Snam SPA	3.875%	3/19/18	EUR	6,296	7,714
Snam SPA	5.000%	1/18/19	EUR	1,400	1,810
Snam SPA	5.250%	9/19/22	EUR	3,530	5,174
Societa Iniziative Autostradali e Servizi SPA	4.500%	10/26/20	EUR	1,000	1,344
Terna Rete Elettrica Nazionale SPA	0.875%	2/2/22	EUR	5,566	6,457
Terna Rete Elettrica Nazionale SPA	4.750%	3/15/21	EUR	6,000	8,287
Terna Rete Elettrica Nazionale SPA	4.875%	10/3/19	EUR	900	1,197
UniCredit SPA	1.500%	6/19/19	EUR	3,000	3,529
UniCredit SPA	3.250%	1/14/21	EUR	1,500	1,880
UniCredit SPA	3.375%	1/11/18	EUR	3,000	3,613
UniCredit SPA	3.625%	1/24/19	EUR	3,000	3,715
UniCredit SPA	5.000%	10/31/21	EUR	3,000	4,319
Unione di Banche Italiane SCpA	2.875%	2/18/19	EUR	8,500	10,331
					328,104

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Sovereign Bonds (7.4%)
A2A SPA	1.750%	2/25/25	EUR	2,000	2,389
A2A SPA	3.625%	1/13/22	EUR	4,100	5,438
A2A SPA	4.375%	1/10/21	EUR	2,500	3,358
A2A SPA	4.500%	11/28/19	EUR	1,000	1,313
ACEA SPA	2.625%	7/15/24	EUR	3,000	3,766
ACEA SPA	3.750%	9/12/18	EUR	5,500	6,813
ACEA SPA	4.500%	3/16/20	EUR	500	657
Cassa Depositi e Prestiti SPA	1.000%	1/26/18	EUR	5,000	5,799
Cassa Depositi e Prestiti SPA	2.750%	5/31/21	EUR	2,000	2,509
City of Rome Italy	5.345%	1/27/48	EUR	1,300	1,980
Edison SPA	3.875%	11/10/17	EUR	500	604
Ferrovie dello Stato SPA	4.000%	7/22/20	EUR	2,000	2,605
Hera SPA	5.200%	1/29/28	EUR	6,000	9,451
Italy Buoni Poliennali Del Tesoro	0.300%	10/15/18	EUR	50,000	57,648
Italy Buoni Poliennali Del Tesoro	1.600%	6/1/26	EUR	70,000	80,494
3 Italy Buoni Poliennali Del Tesoro	2.700%	3/1/47	EUR	11,822	13,726
Poste Italiane SPA	3.250%	6/18/18	EUR	650	790
Republic of Italy	0.250%	5/15/18	EUR	105,000	120,899
Republic of Italy	0.650%	11/1/20	EUR	55,000	63,708
Republic of Italy	0.700%	5/1/20	EUR	60,000	69,846
Republic of Italy	0.750%	1/15/18	EUR	60,000	69,626
Republic of Italy	1.050%	12/1/19	EUR	40,000	47,222
Republic of Italy	1.150%	5/15/17	EUR	48,000	55,650
Republic of Italy	1.350%	4/15/22	EUR	87,000	103,118
Republic of Italy	1.500%	8/1/19	EUR	61,000	72,927
Republic of Italy	1.500%	6/1/25	EUR	112,500	130,030
3 Republic of Italy	1.650%	3/1/32	EUR	61,500	67,641
Republic of Italy	2.000%	12/1/25	EUR	35,000	41,912
Republic of Italy	2.150%	12/15/21	EUR	85,000	105,347
3 Republic of Italy	2.250%	9/1/36	EUR	10,000	11,355
Republic of Italy	2.500%	1/30/18	CHF	1,000	1,085
Republic of Italy	2.500%	5/1/19	EUR	41,000	50,297
Republic of Italy	2.500%	12/1/24	EUR	96,000	120,361
3 Republic of Italy	3.250%	9/1/46	EUR	49,500	64,427
Republic of Italy	3.500%	11/1/17	EUR	80,000	96,456
Republic of Italy	3.500%	6/1/18	EUR	41,500	50,978
Republic of Italy	3.500%	12/1/18	EUR	40,000	49,912
3 Republic of Italy	3.500%	3/1/30	EUR	67,000	91,784
Republic of Italy	3.750%	3/1/21	EUR	70,000	92,709
Republic of Italy	3.750%	5/1/21	EUR	75,000	99,506
Republic of Italy	3.750%	8/1/21	EUR	50,000	66,700
Republic of Italy	3.750%	9/1/24	EUR	58,000	79,222
Republic of Italy	4.000%	9/1/20	EUR	57,000	75,457
Republic of Italy	4.000%	2/1/37	EUR	63,500	92,509
Republic of Italy	4.250%	2/1/19	EUR	45,000	57,331
Republic of Italy	4.250%	9/1/19	EUR	50,000	65,175
Republic of Italy	4.250%	3/1/20	EUR	49,000	64,724
Republic of Italy	4.500%	2/1/18	EUR	31,700	39,173
Republic of Italy	4.500%	8/1/18	EUR	55,000	69,287
Republic of Italy	4.500%	3/1/19	EUR	35,000	45,101
Republic of Italy	4.500%	2/1/20	EUR	105,000	139,433
Republic of Italy	4.500%	5/1/23	EUR	43,000	60,979
Republic of Italy	4.500%	3/1/24	EUR	53,000	75,625

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Republic of Italy	4.500%	3/1/26	EUR	50,000	72,833
Republic of Italy	4.750%	5/1/17	EUR	35,000	41,997
Republic of Italy	4.750%	6/1/17	EUR	50,000	60,218
Republic of Italy	4.750%	9/1/21	EUR	27,500	38,377
3 Republic of Italy	4.750%	8/1/23	EUR	45,000	64,944
3 Republic of Italy	4.750%	9/1/28	EUR	54,000	81,923
3 Republic of Italy	4.750%	9/1/44	EUR	41,900	68,867
Republic of Italy	5.000%	3/1/22	EUR	36,665	52,217
3 Republic of Italy	5.000%	3/1/25	EUR	90,700	135,073
Republic of Italy	5.000%	8/1/34	EUR	62,000	100,961
Republic of Italy	5.000%	8/1/39	EUR	42,500	70,690
Republic of Italy	5.000%	9/1/40	EUR	55,500	92,234
Republic of Italy	5.250%	8/1/17	EUR	23,000	28,066
Republic of Italy	5.250%	11/1/29	EUR	53,000	85,045
Republic of Italy	5.500%	9/1/22	EUR	62,000	91,382
Republic of Italy	5.500%	11/1/22	EUR	70,000	103,503
Republic of Italy	5.750%	7/25/16	EUR	3,000	3,480
Republic of Italy	5.750%	2/1/33	EUR	38,800	67,239
Republic of Italy	6.000%	8/4/28	GBP	3,900	6,871
Republic of Italy	6.000%	5/1/31	EUR	65,000	112,902
Republic of Italy	6.500%	11/1/27	EUR	15,000	25,641
Republic of Italy	7.250%	11/1/26	EUR	10,000	17,698
Republic of Italy	9.000%	11/1/23	EUR	20,000	35,872
					4,264,885
Total Italy (Cost $4,612,419)					4,717,659
Japan (22.3%)
Corporate Bonds (0.6%)
American Honda Finance Corp.	1.375%	11/10/22	EUR	5,000	5,939
American Honda Finance Corp.	1.875%	9/4/19	EUR	350	423
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.410%	4/20/17	JPY	800,000	7,555
Bank of Tokyo-Mitsubishi UFJ Ltd.	0.875%	3/11/22	EUR	5,000	5,752
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.390%	5/31/22	JPY	100,000	1,012
Bank of Tokyo-Mitsubishi UFJ Ltd.	1.560%	1/20/21	JPY	400,000	4,022
East Japan Railway Co.	4.875%	6/14/34	GBP	1,500	2,709
Kansai Electric Power Co. Inc.	0.527%	12/20/16	JPY	1,400,000	13,189
Kirin Holdings Co. Ltd.	1.239%	9/24/21	JPY	300,000	2,980
Mizuho Bank Ltd.	0.270%	1/24/18	JPY	600,000	5,676
Mizuho Bank Ltd.	0.285%	1/25/19	JPY	1,000,000	9,507
Mizuho Bank Ltd.	0.300%	4/26/19	JPY	1,000,000	9,519
Mizuho Bank Ltd.	0.395%	7/25/18	JPY	500,000	4,750
Mizuho Bank Ltd.	0.410%	4/20/18	JPY	900,000	8,544
Nippon Telegraph & Telephone Corp.	1.020%	9/17/21	JPY	500,000	4,932
Nippon Telegraph & Telephone Corp.	1.310%	12/18/20	JPY	500,000	4,971
Nippon Telegraph & Telephone Corp.	1.820%	3/20/18	JPY	100,000	972
Nissan Motor Co. Ltd.	0.150%	3/19/21	JPY	1,500,000	14,075
Nomura Europe Finance NV	1.500%	5/12/21	EUR	5,500	6,399
Nomura Europe Finance NV	1.875%	5/29/18	EUR	8,200	9,674
Nomura Europe Finance NV	5.500%	3/23/17	GBP	300	453
Nomura Holdings Inc.	1.808%	6/24/20	JPY	600,000	5,962
Norinchukin Bank	0.250%	9/27/19	JPY	1,200,000	11,339
Norinchukin Bank	0.270%	7/27/20	JPY	1,400,000	13,249
Norinchukin Bank	0.280%	6/26/20	JPY	1,000,000	9,466
Norinchukin Bank	0.300%	1/26/18	JPY	1,500,000	14,159
Norinchukin Bank	0.300%	4/27/18	JPY	500,000	4,722

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Norinchukin Bank	0.350%	6/27/17	JPY	700,000	6,603
	Norinchukin Bank	0.400%	5/26/17	JPY	1,400,000	13,209
	Norinchukin Bank	0.400%	9/27/18	JPY	1,000,000	9,474
	Panasonic Corp.	0.387%	3/19/20	JPY	1,400,000	13,344
	Panasonic Corp.	1.081%	3/20/18	JPY	1,400,000	13,447
	Resona Bank Ltd.	1.780%	3/15/22	JPY	500,000	5,133
	Shinkin Central Bank	0.200%	3/27/18	JPY	1,000,000	9,430
	Shinkin Central Bank	0.200%	8/27/19	JPY	450,000	4,249
	Shinkin Central Bank	0.225%	11/27/19	JPY	1,000,000	9,451
	Shinkin Central Bank	0.250%	6/27/19	JPY	2,000,000	18,911
	Shinkin Central Bank	0.250%	6/26/20	JPY	2,000,000	18,931
	Shinkin Central Bank	0.300%	7/27/17	JPY	200,000	1,886
	Shinkin Central Bank	0.300%	9/27/17	JPY	200,000	1,887
	Shinkin Central Bank	0.350%	5/26/17	JPY	100,000	943
	Shinkin Central Bank	0.350%	6/27/17	JPY	200,000	1,887
	Shinkin Central Bank	0.350%	9/27/18	JPY	500,000	4,735
	Shinkin Central Bank	0.400%	4/27/17	JPY	700,000	6,602
	Shinkin Central Bank	0.450%	9/27/16	JPY	200,000	1,882
	Sumitomo Mitsui Banking Corp.	0.280%	10/20/17	JPY	300,000	2,831
	Sumitomo Mitsui Banking Corp.	1.430%	9/28/20	JPY	600,000	5,937
	Sumitomo Mitsui Banking Corp.	2.250%	12/16/20	EUR	3,000	3,672
	Sumitomo Mitsui Financial Group Inc.	0.849%	9/12/24	JPY	500,000	4,815
	Sumitomo Mitsui Trust Bank Ltd.	1.620%	3/22/22	JPY	500,000	5,063
	Toyota Finance Corp.	0.244%	6/20/19	JPY	400,000	3,776
	Toyota Motor Corp.	2.010%	12/20/18	JPY	200,000	1,975
	Toyota Motor Credit Corp.	1.000%	9/10/21	EUR	3,000	3,542
	Toyota Motor Credit Corp.	1.250%	8/1/17	EUR	7,500	8,715
	Toyota Motor Credit Corp.	2.375%	2/1/23	EUR	400	512
	Toyota Motor Credit Corp.	4.000%	12/7/17	GBP	400	611
						365,403
Sovereign Bonds (21.7%)
	Central Nippon Expressway Co. Ltd.	0.262%	6/2/20	JPY	2,700,000	25,608
	Central Nippon Expressway Co. Ltd.	0.294%	3/20/19	JPY	1,000,000	9,474
	Central Nippon Expressway Co. Ltd.	0.351%	9/20/17	JPY	1,500,000	14,167
	Central Nippon Expressway Co. Ltd.	0.501%	3/20/18	JPY	400,000	3,794
11	Deposit Insurance Corp. of Japan	0.100%	7/11/16	JPY	800,000	7,519
11	Deposit Insurance Corp. of Japan	0.100%	1/17/20	JPY	700,000	6,585
11	Deposit Insurance Corp. of Japan	0.200%	10/20/17	JPY	1,000,000	9,382
11	Development Bank of Japan Inc.	0.240%	1/21/19	JPY	300,000	2,836
11	Development Bank of Japan Inc.	0.450%	3/13/25	JPY	400,000	3,896
	Development Bank of Japan Inc.	0.460%	3/17/17	JPY	500,000	4,716
11	Development Bank of Japan Inc.	0.645%	3/18/24	JPY	501,000	4,932
11	Development Bank of Japan Inc.	0.819%	9/20/22	JPY	286,000	2,821
11	Development Bank of Japan Inc.	1.400%	2/17/20	JPY	200,000	1,977
11	Development Bank of Japan Inc.	1.700%	9/20/22	JPY	500,000	5,242
11	Development Bank of Japan Inc.	1.750%	3/17/17	JPY	500,000	4,778
	East Nippon Expressway Co. Ltd.	0.180%	3/19/20	JPY	650,000	6,138
	East Nippon Expressway Co. Ltd.	0.262%	6/19/20	JPY	1,850,000	17,528
	Japan	0.100%	4/15/17	JPY	5,500,000	51,847
	Japan	0.100%	9/15/17	JPY	13,100,000	123,728
	Japan	0.100%	12/20/17	JPY	3,000,000	28,355
	Japan	0.100%	3/20/18	JPY	10,100,000	95,541
	Japan	0.100%	6/20/19	JPY	16,900,000	160,477
	Japan	0.100%	9/20/19	JPY	16,500,000	156,779

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	0.100%	12/20/19	JPY	33,300,000	316,555
Japan	0.100%	3/20/20	JPY	32,300,000	307,183
Japan	0.100%	6/20/20	JPY	22,000,000	209,375
Japan	0.100%	9/20/20	JPY	35,050,000	333,758
Japan	0.100%	12/20/20	JPY	7,500,000	71,471
Japan	0.100%	3/20/21	JPY	2,500,000	23,837
Japan	0.100%	3/20/26	JPY	3,000,000	28,728
Japan	0.200%	6/20/17	JPY	15,000,000	141,684
Japan	0.200%	9/20/17	JPY	21,000,000	198,596
Japan	0.200%	9/20/18	JPY	5,000,000	47,489
Japan	0.200%	12/20/18	JPY	8,902,250	84,633
Japan	0.200%	3/20/19	JPY	10,400,000	98,963
Japan	0.200%	6/20/19	JPY	17,500,000	166,671
Japan	0.200%	9/20/19	JPY	9,130,000	87,043
Japan	0.300%	6/20/18	JPY	16,500,000	156,916
Japan	0.300%	9/20/18	JPY	5,000,000	47,601
Japan	0.300%	12/20/24	JPY	10,500,000	102,344
Japan	0.300%	12/20/25	JPY	9,000,000	87,736
Japan	0.400%	3/20/18	JPY	16,710,000	158,955
Japan	0.400%	6/20/18	JPY	2,500,000	23,820
Japan	0.400%	3/20/25	JPY	17,500,000	172,150
Japan	0.400%	6/20/25	JPY	8,000,000	78,748
Japan	0.400%	9/20/25	JPY	19,100,000	187,926
Japan	0.400%	3/20/36	JPY	6,000,000	57,944
Japan	0.500%	9/20/24	JPY	1,100,000	10,895
Japan	0.500%	12/20/24	JPY	7,500,000	74,332
Japan	0.600%	3/20/23	JPY	10,800,000	107,000
Japan	0.600%	9/20/23	JPY	1,000,000	9,939
Japan	0.600%	12/20/23	JPY	9,000,000	89,552
Japan	0.600%	3/20/24	JPY	16,180,000	161,156
Japan	0.600%	6/20/24	JPY	11,500,000	114,716
Japan	0.700%	12/20/22	JPY	4,000,000	39,809
Japan	0.800%	9/20/20	JPY	3,800,000	37,281
Japan	0.800%	6/20/22	JPY	5,000,000	49,874
Japan	0.800%	9/20/22	JPY	4,000,000	39,981
Japan	0.800%	12/20/22	JPY	5,500,000	55,109
Japan	0.800%	6/20/23	JPY	600,000	6,037
Japan	0.800%	6/20/23	JPY	13,593,500	136,764
Japan	0.800%	9/20/23	JPY	1,100,000	11,094
Japan	0.900%	3/20/22	JPY	4,700,000	47,044
Japan	0.900%	6/20/22	JPY	7,500,000	75,248
Japan	1.000%	9/20/20	JPY	5,000,000	49,470
Japan	1.000%	12/20/21	JPY	11,000,000	110,402
Japan	1.000%	3/20/22	JPY	8,000,000	80,522
Japan	1.000%	3/20/23	JPY	530,000	5,390
Japan	1.000%	12/20/35	JPY	6,300,000	67,149
Japan	1.100%	6/20/20	JPY	5,100,000	50,523
Japan	1.100%	9/20/21	JPY	6,400,000	64,378
Japan	1.100%	12/20/21	JPY	4,200,000	42,378
Japan	1.100%	3/20/33	JPY	450,000	4,893
Japan	1.200%	12/20/20	JPY	7,137,350	71,432
Japan	1.200%	6/20/21	JPY	6,000,000	60,458
Japan	1.200%	12/20/34	JPY	10,100,000	111,388
Japan	1.200%	3/20/35	JPY	6,140,000	67,719

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.200%	9/20/35	JPY	11,600,000	127,829
Japan	1.300%	12/20/18	JPY	4,800,000	46,935
Japan	1.300%	3/20/19	JPY	4,000,000	39,255
Japan	1.300%	12/20/19	JPY	7,700,000	76,366
Japan	1.300%	3/20/20	JPY	4,400,000	43,785
Japan	1.300%	6/20/20	JPY	4,500,000	44,932
Japan	1.300%	3/20/21	JPY	9,500,000	95,827
Japan	1.300%	6/20/35	JPY	5,700,000	63,849
Japan	1.400%	12/20/18	JPY	5,000,000	49,015
Japan	1.400%	9/20/19	JPY	5,900,000	58,505
Japan	1.400%	9/20/34	JPY	7,900,000	89,735
Japan	1.400%	9/20/45	JPY	1,795,000	21,739
Japan	1.400%	12/20/45	JPY	1,400,000	16,981
Japan	1.400%	3/20/55	JPY	4,275,000	54,326
Japan	1.500%	9/20/18	JPY	9,250,000	90,553
Japan	1.500%	6/20/32	JPY	6,300,000	71,973
Japan	1.500%	3/20/33	JPY	4,275,000	48,996
Japan	1.500%	3/20/34	JPY	5,550,000	63,873
Japan	1.500%	6/20/34	JPY	6,600,000	76,012
Japan	1.500%	12/20/44	JPY	2,300,000	28,308
Japan	1.500%	3/20/45	JPY	9,565,000	117,945
Japan	1.600%	6/20/30	JPY	500,000	5,707
Japan	1.600%	6/20/32	JPY	600,000	6,944
Japan	1.600%	3/20/33	JPY	3,000,000	34,846
Japan	1.600%	12/20/33	JPY	4,600,000	53,638
Japan	1.600%	6/20/45	JPY	1,200,000	15,125
Japan	1.700%	3/20/18	JPY	6,600,000	64,297
Japan	1.700%	12/20/22	JPY	3,500,000	37,042
Japan	1.700%	9/20/31	JPY	5,000,000	58,345
Japan	1.700%	9/20/32	JPY	13,330,000	156,479
Japan	1.700%	12/20/32	JPY	2,845,000	33,443
Japan	1.700%	6/20/33	JPY	10,875,000	128,255
Japan	1.700%	6/20/33	JPY	800,000	9,434
Japan	1.700%	9/20/33	JPY	6,800,000	80,298
Japan	1.700%	12/20/43	JPY	2,900,000	36,854
Japan	1.700%	3/20/44	JPY	6,050,000	77,044
Japan	1.700%	6/20/44	JPY	5,250,000	67,002
Japan	1.700%	9/20/44	JPY	3,450,000	44,127
Japan	1.700%	3/20/54	JPY	7,080,000	96,559
Japan	1.800%	6/20/23	JPY	2,500,000	26,858
Japan	1.800%	9/20/30	JPY	1,400,000	16,379
Japan	1.800%	9/20/31	JPY	4,000,000	47,246
Japan	1.800%	12/20/31	JPY	10,350,000	122,459
Japan	1.800%	3/20/32	JPY	1,000,000	11,850
Japan	1.800%	12/20/32	JPY	6,000,000	71,444
Japan	1.800%	3/20/43	JPY	4,300,000	55,361
Japan	1.800%	9/20/43	JPY	600,000	7,761
Japan	1.900%	9/20/23	JPY	3,000,000	32,564
Japan	1.900%	12/20/23	JPY	1,800,000	19,612
Japan	1.900%	3/20/24	JPY	500,000	5,468
Japan	1.900%	6/20/25	JPY	1,150,000	12,798
Japan	1.900%	12/20/28	JPY	7,160,000	83,207
Japan	1.900%	3/20/29	JPY	4,150,000	48,352
Japan	1.900%	9/20/30	JPY	3,100,000	36,683

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Japan	1.900%	6/20/31	JPY	6,900,000	82,320
Japan	1.900%	9/20/42	JPY	7,500,000	97,958
Japan	1.900%	6/20/43	JPY	343,200	4,515
Japan	1.900%	3/20/53	JPY	2,100,000	29,770
Japan	2.000%	12/20/25	JPY	3,260,000	36,801
Japan	2.000%	3/20/27	JPY	1,000,000	11,492
Japan	2.000%	6/20/30	JPY	5,000,000	59,695
Japan	2.000%	12/20/30	JPY	3,000,000	36,008
Japan	2.000%	3/20/31	JPY	16,900,000	203,402
Japan	2.000%	12/20/33	JPY	500,000	6,157
Japan	2.000%	9/20/40	JPY	6,400,000	83,297
Japan	2.000%	9/20/41	JPY	7,800,000	102,587
Japan	2.000%	3/20/42	JPY	11,390,850	150,779
Japan	2.000%	3/20/52	JPY	3,700,000	53,221
Japan	2.100%	9/20/24	JPY	1,150,000	12,844
Japan	2.100%	6/20/25	JPY	3,000,000	33,907
Japan	2.100%	3/20/26	JPY	780,000	8,903
Japan	2.100%	12/20/26	JPY	7,500,000	86,632
Japan	2.100%	12/20/27	JPY	2,000,000	23,425
Japan	2.100%	9/20/28	JPY	9,550,000	112,922
Japan	2.100%	12/20/28	JPY	600,000	7,115
Japan	2.100%	3/20/29	JPY	4,400,000	52,318
Japan	2.100%	6/20/29	JPY	3,950,000	47,117
Japan	2.100%	9/20/29	JPY	8,500,000	101,635
Japan	2.100%	12/20/29	JPY	7,500,000	89,949
Japan	2.200%	3/20/26	JPY	800,000	9,206
Japan	2.200%	3/20/28	JPY	3,950,000	46,867
Japan	2.200%	9/20/28	JPY	1,200,000	14,329
Japan	2.200%	12/20/29	JPY	3,000,000	36,364
Japan	2.200%	3/20/30	JPY	6,300,000	76,613
Japan	2.200%	9/20/39	JPY	4,870,000	64,783
Japan	2.200%	3/20/41	JPY	8,150,000	110,351
Japan	2.200%	3/20/49	JPY	1,560,000	22,825
Japan	2.200%	3/20/50	JPY	1,220,000	17,996
Japan	2.200%	3/20/51	JPY	2,250,000	33,453
Japan	2.300%	5/20/30	JPY	170,000	2,095
Japan	2.300%	3/20/35	JPY	2,500,000	32,330
Japan	2.300%	6/20/35	JPY	3,580,000	46,330
Japan	2.300%	12/20/35	JPY	1,010,000	13,124
Japan	2.300%	12/20/36	JPY	750,000	9,828
Japan	2.300%	3/20/39	JPY	4,430,000	59,471
Japan	2.300%	3/20/40	JPY	4,050,000	55,037
Japan	2.400%	3/20/28	JPY	5,850,000	70,717
Japan	2.400%	6/20/28	JPY	950,000	11,526
Japan	2.400%	3/20/34	JPY	3,700,000	48,067
Japan	2.400%	12/20/34	JPY	2,300,000	30,083
Japan	2.400%	3/20/37	JPY	3,600,000	47,989
Japan	2.400%	9/20/38	JPY	2,500,000	33,885
Japan	2.400%	3/20/48	JPY	800,000	12,059
Japan	2.500%	6/20/34	JPY	2,000,000	26,367
Japan	2.500%	9/20/34	JPY	400,000	5,288
Japan	2.500%	9/20/35	JPY	1,000,000	13,322
Japan	2.500%	3/20/36	JPY	2,200,000	29,443
Japan	2.500%	6/20/36	JPY	1,400,000	18,766

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Japan	2.500%	9/20/36	JPY	600,000	8,063
	Japan	2.500%	3/20/38	JPY	2,800,000	38,324
	Japan	2.600%	3/20/19	JPY	200,000	2,034
11	Japan Bank for International Cooperation	2.300%	3/19/18	CAD	1,295	1,046
11	Japan Bank for International Cooperation	2.625%	12/15/20	GBP	2,000	3,058
11	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/31/25	JPY	400,000	3,844
11	Japan Expressway Holding & Debt
	Repayment Agency	0.320%	1/30/26	JPY	451,000	4,348
11	Japan Expressway Holding & Debt
	Repayment Agency	0.379%	12/26/25	JPY	1,000,000	9,687
11	Japan Expressway Holding & Debt
	Repayment Agency	0.414%	2/28/25	JPY	409,000	3,963
11	Japan Expressway Holding & Debt
	Repayment Agency	0.450%	3/31/25	JPY	1,000,000	9,723
11	Japan Expressway Holding & Debt
	Repayment Agency	0.466%	12/27/24	JPY	2,000,000	19,455
11	Japan Expressway Holding & Debt
	Repayment Agency	0.495%	11/29/24	JPY	1,520,000	14,801
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	9/17/38	JPY	200,000	1,832
	Japan Expressway Holding & Debt
	Repayment Agency	0.500%	3/18/39	JPY	200,000	1,829
11	Japan Expressway Holding & Debt
	Repayment Agency	0.509%	5/30/25	JPY	480,000	4,695
11	Japan Expressway Holding & Debt
	Repayment Agency	0.539%	10/31/24	JPY	1,000,000	9,768
11	Japan Expressway Holding & Debt
	Repayment Agency	0.601%	7/31/24	JPY	2,000,000	19,605
11	Japan Expressway Holding & Debt
	Repayment Agency	0.645%	3/29/24	JPY	1,000,000	9,817
11	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	2/29/24	JPY	2,000,000	19,651
11	Japan Expressway Holding & Debt
	Repayment Agency	0.660%	5/31/24	JPY	1,000,000	9,831
11	Japan Expressway Holding & Debt
	Repayment Agency	0.668%	3/17/23	JPY	800,000	7,833
11	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	11/30/23	JPY	1,000,000	9,821
11	Japan Expressway Holding & Debt
	Repayment Agency	0.669%	4/30/24	JPY	1,000,000	9,839
	Japan Expressway Holding & Debt
	Repayment Agency	0.765%	9/20/22	JPY	200,000	1,964
	Japan Expressway Holding & Debt
	Repayment Agency	0.796%	9/20/22	JPY	300,000	2,953
11	Japan Expressway Holding & Debt
	Repayment Agency	0.801%	8/31/22	JPY	800,000	7,873
11	Japan Expressway Holding & Debt
	Repayment Agency	0.805%	11/30/22	JPY	1,500,000	14,800
11	Japan Expressway Holding & Debt
	Repayment Agency	0.815%	2/28/23	JPY	500,000	4,941
11	Japan Expressway Holding & Debt
	Repayment Agency	0.819%	9/30/22	JPY	1,500,000	14,788

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding & Debt
	Repayment Agency	0.834%	1/31/23	JPY	900,000	8,910
11	Japan Expressway Holding & Debt
	Repayment Agency	0.839%	7/29/22	JPY	500,000	4,929
11	Japan Expressway Holding & Debt
	Repayment Agency	0.895%	6/30/22	JPY	1,200,000	11,860
11	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	10/30/20	JPY	1,300,000	12,691
11	Japan Expressway Holding & Debt
	Repayment Agency	0.900%	11/30/20	JPY	100,000	977
11	Japan Expressway Holding & Debt
	Repayment Agency	0.911%	7/31/23	JPY	1,000,000	9,986
11	Japan Expressway Holding & Debt
	Repayment Agency	0.970%	1/31/35	JPY	500,000	5,294
11	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	8/31/20	JPY	100,000	979
11	Japan Expressway Holding & Debt
	Repayment Agency	1.000%	9/30/20	JPY	100,000	980
11	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/27/19	JPY	100,000	980
11	Japan Expressway Holding & Debt
	Repayment Agency	1.200%	12/28/20	JPY	100,000	990
11	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	1/30/19	JPY	100,000	972
11	Japan Expressway Holding & Debt
	Repayment Agency	1.300%	5/29/20	JPY	100,000	988
11	Japan Expressway Holding & Debt
	Repayment Agency	1.400%	7/31/19	JPY	301,000	2,954
11	Japan Expressway Holding & Debt
	Repayment Agency	1.427%	7/31/34	JPY	600,000	6,808
11	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	12/27/17	JPY	273,000	2,627
11	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	5/31/19	JPY	75,000	737
11	Japan Expressway Holding & Debt
	Repayment Agency	1.500%	6/28/19	JPY	702,000	6,902
11	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	2/28/18	JPY	100,000	967
11	Japan Expressway Holding & Debt
	Repayment Agency	1.600%	10/31/18	JPY	501,000	4,893
11	Japan Expressway Holding & Debt
	Repayment Agency	1.700%	5/26/17	JPY	2,000,000	19,126
11	Japan Expressway Holding & Debt
	Repayment Agency	1.700%	7/31/18	JPY	900,000	8,777
11	Japan Expressway Holding & Debt
	Repayment Agency	1.800%	6/29/18	JPY	2,100,000	20,487
11	Japan Expressway Holding & Debt
	Repayment Agency	1.900%	8/31/17	JPY	500,000	4,815
11	Japan Expressway Holding & Debt
	Repayment Agency	2.000%	8/31/16	JPY	229,000	2,165
11	Japan Expressway Holding & Debt
	Repayment Agency	2.100%	12/28/29	JPY	500,000	5,961
	Japan Expressway Holding & Debt
	Repayment Agency	2.120%	6/20/16	JPY	100,000	942

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
11	Japan Expressway Holding & Debt
	Repayment Agency	2.300%	2/29/40	JPY	200,000	2,697
	Japan Expressway Holding & Debt
	Repayment Agency	2.340%	10/20/27	JPY	700,000	8,295
	Japan Expressway Holding & Debt
	Repayment Agency	2.450%	3/19/26	JPY	180,000	2,091
	Japan Expressway Holding & Debt
	Repayment Agency	2.700%	3/20/48	JPY	200,000	2,905
	Japan Expressway Holding & Debt
	Repayment Agency	2.870%	12/20/46	JPY	80,000	1,185
	Japan Expressway Holding & Debt
	Repayment Agency	2.960%	3/19/46	JPY	250,000	3,784
	Japan Finance Corp.	0.009%	5/11/18	JPY	650,000	6,109
	Japan Finance Corp.	0.100%	5/25/17	JPY	1,360,000	12,795
	Japan Finance Corp.	0.100%	8/10/17	JPY	1,200,000	11,293
11	Japan Finance Corp.	0.160%	9/16/20	JPY	800,000	7,569
11	Japan Finance Corp.	0.194%	3/18/20	JPY	500,000	4,734
11	Japan Finance Organization for Municipalities	0.202%	4/24/20	JPY	2,000,000	18,886
11	Japan Finance Organization for Municipalities	0.250%	10/29/18	JPY	900,000	8,501
11	Japan Finance Organization for Municipalities	0.311%	7/28/23	JPY	1,800,000	17,195
11	Japan Finance Organization for Municipalities	0.400%	1/30/18	JPY	1,150,000	10,878
11	Japan Finance Organization for Municipalities	0.576%	9/24/21	JPY	600,000	5,792
	Japan Finance Organization for Municipalities	0.576%	4/28/23	JPY	800,000	7,761
11	Japan Finance Organization for Municipalities	0.644%	6/14/24	JPY	2,000,000	19,654
11	Japan Finance Organization for Municipalities	0.660%	5/21/24	JPY	2,970,000	29,189
11	Japan Finance Organization for Municipalities	0.668%	3/17/23	JPY	370,000	3,610
11	Japan Finance Organization for Municipalities	0.669%	11/17/23	JPY	1,579,000	15,502
11	Japan Finance Organization for Municipalities	0.669%	4/12/24	JPY	1,500,000	14,685
	Japan Finance Organization for Municipalities	0.678%	3/28/23	JPY	500,000	4,882
11	Japan Finance Organization for Municipalities	0.815%	2/17/23	JPY	1,500,000	14,767
	Japan Finance Organization for Municipalities	0.875%	9/22/21	EUR	5,000	5,799
11	Japan Finance Organization for Municipalities	0.882%	6/16/23	JPY	1,000,000	9,931
11	Japan Finance Organization for Municipalities	0.900%	11/17/20	JPY	100,000	974
11	Japan Finance Organization for Municipalities	0.900%	3/14/22	JPY	600,000	5,902
11	Japan Finance Organization for Municipalities	1.400%	12/14/18	JPY	310,000	3,016
11	Japan Finance Organization for Municipalities	1.400%	4/15/19	JPY	800,000	7,814
11	Japan Finance Organization for Municipalities	1.600%	10/16/18	JPY	200,000	1,951
	Japan Finance Organization for Municipalities	1.770%	9/25/18	JPY	400,000	3,914
11	Japan Finance Organization for Municipalities	1.900%	6/22/18	JPY	500,000	4,909
	Japan Finance Organization for Municipalities	1.970%	6/20/18	JPY	500,000	4,892
11	Japan Finance Organization for Municipalities	2.000%	5/9/16	JPY	2,000,000	18,797
	Japan Finance Organization for Municipalities	2.290%	4/27/29	JPY	80,000	947
	Japan Highway Public Corp.	1.540%	12/20/22	JPY	500,000	5,165
11	Japan Highway Public Corp.	1.600%	7/15/20	JPY	500,000	5,008
	Major Joint Local Government Bond	0.406%	4/25/25	JPY	3,650,000	35,291
	Major Joint Local Government Bond	0.448%	2/25/25	JPY	1,000,000	9,697
	Major Joint Local Government Bond	0.456%	12/25/24	JPY	2,400,000	23,247
	Major Joint Local Government Bond	0.470%	3/25/25	JPY	2,750,000	27,206
	Major Joint Local Government Bond	0.548%	6/25/25	JPY	2,500,000	24,924
	Major Joint Local Government Bond	0.553%	5/23/25	JPY	1,000,000	9,774
	Major Joint Local Government Bond	0.553%	7/25/25	JPY	1,000,000	9,974
	Major Joint Local Government Bond	0.554%	9/25/24	JPY	1,500,000	14,636
	Major Joint Local Government Bond	0.566%	8/23/24	JPY	500,000	4,881
	Major Joint Local Government Bond	0.611%	7/25/24	JPY	700,000	6,868

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Major Joint Local Government Bond	0.659%	6/25/24	JPY	800,000	7,875
	Major Joint Local Government Bond	0.660%	11/24/23	JPY	700,000	6,871
	Major Joint Local Government Bond	0.674%	5/24/24	JPY	400,000	3,940
	Major Joint Local Government Bond	0.680%	3/24/23	JPY	700,000	6,861
	Major Joint Local Government Bond	0.710%	12/25/23	JPY	700,000	6,900
	Major Joint Local Government Bond	0.720%	12/22/22	JPY	400,000	3,913
	Major Joint Local Government Bond	0.760%	1/25/24	JPY	1,500,000	14,816
	Major Joint Local Government Bond	0.890%	6/24/22	JPY	800,000	7,888
	Major Joint Local Government Bond	0.900%	10/23/20	JPY	300,000	2,928
	Major Joint Local Government Bond	0.910%	7/25/23	JPY	500,000	4,980
	Major Joint Local Government Bond	1.030%	9/24/21	JPY	400,000	3,960
	Major Joint Local Government Bond	1.030%	11/25/21	JPY	200,000	1,979
	Major Joint Local Government Bond	1.050%	8/25/21	JPY	500,000	4,948
	Major Joint Local Government Bond	1.070%	12/24/21	JPY	400,000	3,965
	Major Joint Local Government Bond	1.170%	7/24/20	JPY	1,100,000	10,831
	Major Joint Local Government Bond	1.180%	5/25/21	JPY	500,000	4,969
	Major Joint Local Government Bond	1.280%	2/25/21	JPY	200,000	1,991
	Major Joint Local Government Bond	1.290%	6/25/20	JPY	130,000	1,284
	Major Joint Local Government Bond	1.320%	12/25/19	JPY	100,000	983
	Major Joint Local Government Bond	1.340%	10/25/19	JPY	300,000	2,945
	Major Joint Local Government Bond	1.380%	3/25/20	JPY	100,000	989
	Major Joint Local Government Bond	1.400%	7/25/19	JPY	300,000	2,941
	Major Joint Local Government Bond	1.440%	4/24/20	JPY	200,000	1,984
	Major Joint Local Government Bond	1.500%	10/25/18	JPY	100,000	974
	Major Joint Local Government Bond	1.540%	8/23/19	JPY	100,000	985
	Major Joint Local Government Bond	1.550%	9/25/18	JPY	100,000	974
	Major Joint Local Government Bond	1.570%	2/23/18	JPY	500,000	4,835
	Major Joint Local Government Bond	1.570%	5/24/19	JPY	453,900	4,467
	Major Joint Local Government Bond	1.640%	6/25/19	JPY	100,000	987
	Major Joint Local Government Bond	1.650%	12/25/17	JPY	100,000	967
	Major Joint Local Government Bond	1.800%	1/25/17	JPY	509,000	4,844
	Major Joint Local Government Bond	1.900%	6/23/17	JPY	200,000	1,919
11	Nuclear Damage Compensation and
	Decommissioning Facilitation Corp.	0.059%	11/2/17	JPY	700,000	6,585
11	Nuclear Damage Liability Facilitation Fund	0.151%	11/17/17	JPY	1,000,000	9,417
	Osaka Prefecture	1.453%	9/26/34	JPY	270,000	3,024
	Shoko Chukin Bank	0.140%	6/27/18	JPY	1,800,000	16,949
	Shoko Chukin Bank	0.150%	8/25/17	JPY	800,000	7,533
	Shoko Chukin Bank	0.150%	2/27/18	JPY	2,000,000	18,841
	Shoko Chukin Bank	0.150%	5/25/18	JPY	800,000	7,538
	Shoko Chukin Bank	0.250%	7/27/16	JPY	1,500,000	14,103
	Shoko Chukin Bank	0.350%	6/27/17	JPY	300,000	2,831
	Shoko Chukin Bank	0.400%	4/27/17	JPY	500,000	4,717
	Shoko Chukin Bank	0.550%	6/27/16	JPY	100,000	940
	Shoko Chukin Bank Ltd.	0.170%	9/27/18	JPY	1,400,000	13,200
	Shoko Chukin Bank Ltd.	0.230%	10/27/20	JPY	1,300,000	12,296
	Tokyo Metropolitan Government	0.386%	3/19/25	JPY	1,000,000	9,665
	Tokyo Metropolitan Government	0.435%	3/19/25	JPY	1,338,000	12,987
	Tokyo Metropolitan Government	0.444%	12/19/25	JPY	600,000	5,833
	Tokyo Metropolitan Government	0.635%	3/19/24	JPY	700,000	6,884
	Tokyo Metropolitan Government	0.700%	9/20/23	JPY	450,000	4,426
	Tokyo Metropolitan Government	0.730%	12/20/23	JPY	2,000,000	19,780
	Tokyo Metropolitan Government	0.760%	12/20/22	JPY	185,000	1,819
	Tokyo Metropolitan Government	0.770%	9/20/22	JPY	300,000	2,961

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Tokyo Metropolitan Government	0.860%	3/20/23	JPY	800,000	7,940
	Tokyo Metropolitan Government	0.990%	9/17/21	JPY	200,000	1,975
	Tokyo Metropolitan Government	1.020%	9/17/21	JPY	500,000	4,943
	Tokyo Metropolitan Government	1.380%	9/20/19	JPY	450,000	4,420
	Tokyo Metropolitan Government	1.400%	3/19/20	JPY	400,000	3,955
	Tokyo Metropolitan Government	1.580%	6/20/19	JPY	200,000	1,972
	Tokyo Metropolitan Government	1.830%	9/20/16	JPY	101,000	955
	Tokyo Metropolitan Government	1.840%	12/20/16	JPY	100,000	950
	Tokyo Metropolitan Government	1.980%	6/20/31	JPY	100,000	1,183
	Tokyo Metropolitan Government	2.000%	6/20/16	JPY	150,000	1,413
						12,496,569
Total Japan (Cost $11,333,803)						12,861,972
Jersey, C.I. (0.0%)
Sovereign Bond (0.0%)
	Jersey International Bond	3.750%	6/9/54	GBP	1,250	2,114
Total Jersey, C.I. (Cost $2,120)						2,114
Latvia (0.0%)
Sovereign Bonds (0.0%)
	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,281
3	Republic of Latvia	2.625%	1/21/21	EUR	1,000	1,280
	Republic of Latvia	2.875%	4/30/24	EUR	1,000	1,368
	Republic of Latvia	5.500%	3/5/18	EUR	2,000	2,529
Total Latvia (Cost $6,846)						6,458
Lithuania (0.0%)
Sovereign Bonds (0.0%)
	Republic of Lithuania	2.125%	10/29/26	EUR	2,800	3,639
	Republic of Lithuania	4.850%	2/7/18	EUR	4,200	5,225
Total Lithuania (Cost $9,091)						8,864
Luxembourg (0.0%)
Asset-Backed/Commercial Mortgage-Backed Security (0.0%)
	Nord/LB Covered Finance Bank SA	0.250%	3/10/20	EUR	10,000	11,508
						11,508
Sovereign Bonds (0.0%)
	Grand Duchy of Luxembourg	2.250%	3/21/22	EUR	4,000	5,234
	Grand Duchy of Luxembourg	2.250%	3/19/28	EUR	3,000	4,141
	Grand Duchy of Luxembourg	3.375%	5/18/20	EUR	4,000	5,274
						14,649
Total Luxembourg (Cost $24,733)						26,157
Malaysia (0.6%)
Sovereign Bonds (0.6%)
12	Federation of Malaysia	3.260%	3/1/18	MYR	105,000	26,934
	Federation of Malaysia	3.418%	8/15/22	MYR	15,000	3,761
	Federation of Malaysia	3.480%	3/15/23	MYR	20,000	5,023
	Federation of Malaysia	3.580%	9/28/18	MYR	20,000	5,158
12	Federation of Malaysia	3.654%	10/31/19	MYR	275,000	70,876
12	Federation of Malaysia	3.795%	9/30/22	MYR	140,000	35,846
12	Federation of Malaysia	3.955%	9/15/25	MYR	120,000	30,793
12	Federation of Malaysia	4.048%	9/30/21	MYR	30,000	7,814

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Federation of Malaysia	4.127%	4/15/32	MYR	25,000	6,291
	Federation of Malaysia	4.160%	7/15/21	MYR	90,000	23,584
12	Federation of Malaysia	4.181%	7/15/24	MYR	92,000	23,930
	Federation of Malaysia	4.262%	9/15/16	MYR	80,000	20,602
	Federation of Malaysia	4.378%	11/29/19	MYR	110,000	29,021
	Federation of Malaysia	4.392%	4/15/26	MYR	10,000	2,637
12	Federation of Malaysia	4.498%	4/15/30	MYR	140,000	37,098
Total Malaysia (Cost $360,360)						329,368
Mexico (0.9%)
Corporate Bonds (0.1%)
	America Movil SAB de CV	1.000%	6/4/18	EUR	3,500	4,058
	America Movil SAB de CV	1.125%	9/12/18	CHF	1,000	1,063
	America Movil SAB de CV	3.000%	7/12/21	EUR	2,500	3,143
	America Movil SAB de CV	3.750%	6/28/17	EUR	4,050	4,821
	America Movil SAB de CV	4.375%	8/7/41	GBP	1,000	1,472
	America Movil SAB de CV	4.750%	6/28/22	EUR	5,005	6,885
	America Movil SAB de CV	5.000%	10/27/26	GBP	1,500	2,491
1	America Movil SAB de CV	5.125%	9/6/73	EUR	6,000	7,221
	America Movil SAB de CV	5.750%	6/28/30	GBP	200	351
1	America Movil SAB de CV	6.375%	9/6/73	EUR	5,000	6,334
1	America Movil SAB de CV	6.375%	9/6/73	GBP	700	1,062
						38,901
Sovereign Bonds (0.8%)
	Mexican Bonos	5.750%	3/5/26	MXN	200,000	11,517
	Petroleos Mexicanos	3.125%	11/27/20	EUR	1,000	1,151
	Petroleos Mexicanos	3.750%	4/16/26	EUR	700	750
	Petroleos Mexicanos	5.500%	2/24/25	EUR	12,000	14,927
	Petroleos Mexicanos	8.250%	6/2/22	GBP	2,250	3,745
	United Mexican States	1.160%	8/8/16	JPY	300,000	2,827
	United Mexican States	1.625%	3/6/24	EUR	3,000	3,373
	United Mexican States	2.375%	4/9/21	EUR	4,667	5,618
	United Mexican States	2.750%	4/22/23	EUR	7,000	8,533
	United Mexican States	3.000%	3/6/45	EUR	2,400	2,464
	United Mexican States	3.375%	2/23/31	EUR	3,000	3,573
	United Mexican States	3.625%	4/9/29	EUR	4,000	4,932
	United Mexican States	4.000%	3/15/15	EUR	2,700	2,667
	United Mexican States	4.750%	6/14/18	MXN	775,000	45,307
	United Mexican States	5.000%	6/15/17	MXN	381,000	22,366
	United Mexican States	5.000%	12/11/19	MXN	665,000	38,688
	United Mexican States	5.625%	3/19/14	GBP	4,000	5,320
	United Mexican States	6.250%	6/16/16	MXN	80,000	4,663
	United Mexican States	6.500%	6/10/21	MXN	465,000	28,486
	United Mexican States	6.500%	6/9/22	MXN	300,000	18,332
	United Mexican States	7.500%	6/3/27	MXN	225,000	14,611
	United Mexican States	7.750%	12/14/17	MXN	220,000	13,506
	United Mexican States	7.750%	5/29/31	MXN	445,000	29,445
	United Mexican States	7.750%	11/23/34	MXN	245,000	16,307
	United Mexican States	7.750%	11/13/42	MXN	483,000	32,360
	United Mexican States	8.000%	6/11/20	MXN	470,000	30,227
	United Mexican States	8.000%	12/7/23	MXN	322,600	21,399
	United Mexican States	8.500%	12/13/18	MXN	175,000	11,121
	United Mexican States	8.500%	5/31/29	MXN	200,000	14,039

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Mexican States	8.500%	11/18/38	MXN	175,000	12,559
United Mexican States	10.000%	12/5/24	MXN	511,000	38,149
United Mexican States	10.000%	11/20/36	MXN	160,000	13,040
					476,002
Total Mexico (Cost $598,688)					514,903
Morocco (0.0%)
Sovereign Bonds (0.0%)
Kingdom of Morocco	3.500%	6/19/24	EUR	2,000	2,369
Kingdom of Morocco	4.500%	10/5/20	EUR	2,000	2,518
Kingdom of Morocco	5.375%	6/27/17	EUR	2,000	2,424
Total Morocco (Cost $7,969)					7,311
Netherlands (3.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
ABN AMRO Bank NV	1.875%	7/31/19	EUR	22,500	27,424
ABN AMRO Bank NV	2.375%	1/23/24	EUR	10,000	13,185
ABN AMRO Bank NV	2.500%	9/5/23	EUR	6,000	7,955
ABN AMRO Bank NV	3.500%	1/12/18	EUR	2,000	2,432
ABN AMRO Bank NV	3.500%	1/18/22	EUR	3,000	4,096
ABN AMRO Bank NV	3.500%	9/21/22	EUR	500	692
ABN AMRO Bank NV	4.250%	4/6/21	EUR	5,000	6,914
ING Bank NV	1.875%	5/22/23	EUR	10,400	13,218
ING Bank NV	3.375%	1/11/18	EUR	10,000	12,142
ING Bank NV	4.750%	5/27/19	EUR	950	1,251
ING Bank NV	5.250%	6/5/18	EUR	10,000	12,747
NIBC Bank NV	1.250%	4/8/19	EUR	9,000	10,695
SNS Bank NV	2.125%	8/30/17	EUR	5,350	6,306
					119,057
Corporate Bonds (0.7%)
ABN AMRO Bank NV	2.500%	12/18/18	GBP	5,000	7,509
ABN AMRO Bank NV	2.500%	11/29/23	EUR	3,000	3,843
ABN AMRO Bank NV	3.625%	10/6/17	EUR	3,000	3,613
ABN AMRO Bank NV	4.125%	3/28/22	EUR	5,500	7,554
ABN AMRO Bank NV	4.750%	1/11/19	EUR	9,500	12,220
ABN AMRO Bank NV	4.750%	2/5/19	AUD	6,000	4,723
ABN AMRO Bank NV	6.375%	4/27/21	EUR	4,500	6,253
ABN AMRO Bank NV	7.125%	7/6/22	EUR	6,500	9,414
Achmea Bank NV	2.000%	1/23/18	EUR	2,000	2,359
Achmea BV	2.500%	11/19/20	EUR	2,500	3,127
1 Achmea BV	6.000%	4/4/43	EUR	2,000	2,485
Aegon NV	3.000%	7/18/17	EUR	300	356
1 Aegon NV	4.000%	4/25/44	EUR	2,400	2,701
Aegon NV	6.625%	12/16/39	GBP	1,000	2,052
Akzo Nobel NV	4.000%	12/17/18	EUR	2,500	3,149
ASML Holding NV	3.375%	9/19/23	EUR	1,000	1,304
Cooperatieve Rabobank UA	0.487%	5/24/16	JPY	500,000	4,700
Cooperatieve Rabobank UA	1.750%	1/22/19	EUR	8,400	10,062
Cooperatieve Rabobank UA	2.000%	2/6/19	CHF	1,000	1,098
Cooperatieve Rabobank UA	2.000%	9/16/21	CHF	3,900	4,494
Cooperatieve Rabobank UA	2.125%	10/11/17	CHF	2,000	2,151
Cooperatieve Rabobank UA	2.375%	5/22/23	EUR	5,000	6,323
1 Cooperatieve Rabobank UA	2.500%	5/26/26	EUR	5,000	5,856
Cooperatieve Rabobank UA	3.125%	9/15/26	CHF	4,000	5,408

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Cooperatieve Rabobank UA	3.250%	11/1/17	GBP	800	1,205
Cooperatieve Rabobank UA	3.500%	10/17/18	EUR	1,700	2,112
Cooperatieve Rabobank UA	3.625%	7/2/19	CHF	2,500	2,914
Cooperatieve Rabobank UA	3.750%	11/9/20	EUR	9,000	11,580
Cooperatieve Rabobank UA	3.875%	7/25/23	EUR	5,000	6,473
Cooperatieve Rabobank UA	4.000%	1/11/22	EUR	5,800	7,866
Cooperatieve Rabobank UA	4.000%	9/19/22	GBP	3,187	5,100
Cooperatieve Rabobank UA	4.125%	1/14/20	EUR	10,050	13,114
Cooperatieve Rabobank UA	4.125%	1/12/21	EUR	5,000	6,691
Cooperatieve Rabobank UA	4.125%	9/14/22	EUR	8,000	10,416
Cooperatieve Rabobank UA	4.125%	7/14/25	EUR	5,000	7,231
Cooperatieve Rabobank UA	4.550%	8/30/29	GBP	3,608	6,104
Cooperatieve Rabobank UA	4.625%	5/23/29	GBP	4,500	6,781
Cooperatieve Rabobank UA	4.750%	1/15/18	EUR	27,000	33,403
Cooperatieve Rabobank UA	4.750%	6/6/22	EUR	5,000	7,094
Cooperatieve Rabobank UA	5.250%	9/14/27	GBP	6,473	10,300
Cooperatieve Rabobank UA	5.250%	5/23/41	GBP	800	1,451
Cooperatieve Rabobank UA	7.250%	4/20/18	AUD	5,250	4,299
1 Delta Lloyd Levensverzekering NV	9.000%	8/29/42	EUR	3,000	4,050
Delta Lloyd NV	4.250%	11/17/17	EUR	500	605
1 Eneco Holding NV	3.250%	12/29/49	EUR	3,500	3,983
F Van Lanschot Bankiers NV	3.125%	6/5/18	EUR	1,500	1,800
Heineken NV	2.000%	4/6/21	EUR	1,000	1,233
Heineken NV	2.875%	8/4/25	EUR	2,000	2,662
ING Bank NV	1.250%	12/13/19	EUR	896	1,060
ING Bank NV	1.875%	2/27/18	EUR	9,000	10,647
1 ING Bank NV	3.500%	11/21/23	EUR	3,000	3,614
ING Bank NV	3.625%	8/31/21	EUR	500	681
1 ING Bank NV	3.625%	2/25/26	EUR	5,000	6,161
ING Bank NV	3.875%	5/24/16	EUR	1,500	1,722
ING Bank NV	4.500%	2/21/22	EUR	8,400	11,694
ING Bank NV	4.875%	1/18/21	EUR	1,000	1,377
1 ING Bank NV	6.125%	5/29/23	EUR	1,000	1,254
1 ING Bank NV	6.875%	5/29/23	GBP	2,300	3,646
ING Groep NV	4.750%	5/31/17	EUR	5,000	6,017
JAB Holdings BV	1.625%	4/30/25	EUR	4,000	4,489
JAB Holdings BV	2.125%	9/16/22	EUR	3,000	3,589
Klepierre	3.250%	2/26/21	EUR	7,182	9,339
Koninklijke DSM NV	1.000%	4/9/25	EUR	3,000	3,416
Koninklijke DSM NV	1.750%	11/13/19	EUR	1,000	1,206
Koninklijke DSM NV	2.375%	4/3/24	EUR	1,500	1,896
Koninklijke KPN NV	3.250%	2/1/21	EUR	5,630	7,225
Koninklijke KPN NV	3.750%	9/21/20	EUR	1,200	1,568
Koninklijke KPN NV	5.000%	11/18/26	GBP	3,660	6,184
Koninklijke KPN NV	5.750%	9/17/29	GBP	3,000	5,411
Koninklijke KPN NV	6.000%	5/29/19	GBP	400	656
Madrilena Red de Gas Finance BV	3.779%	9/11/18	EUR	1,000	1,238
1 NN Group NV	4.500%	7/15/49	EUR	5,000	5,757
1 NN Group NV	4.625%	4/8/44	EUR	2,600	3,158
1 NN Group NV	6.375%	5/7/27	EUR	3,000	3,608
PostNL NV	7.500%	8/14/18	GBP	2,580	4,255
Rabobank Capital Funding Trust IV	5.556%	10/29/49	GBP	200	299
Robert Bosch Investment Nederland BV	1.625%	5/24/21	EUR	800	979
Robert Bosch Investment Nederland BV	2.625%	5/24/28	EUR	1,000	1,340
Schlumberger Finance BV	1.500%	3/4/19	EUR	10,000	11,882

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Shell International Finance BV	2.000%	12/20/19	GBP	5,000	7,433
Shell International Finance BV	4.375%	5/14/18	EUR	1,000	1,247
Shell International Finance BV	4.625%	5/22/17	EUR	5,000	6,018
Unilever plc	4.750%	6/16/17	GBP	850	1,294
Wolters Kluwer NV	2.875%	3/21/23	EUR	2,000	2,562
					415,143
Sovereign Bonds (2.2%)
Alliander NV	2.875%	6/14/24	EUR	500	669
1 Alliander NV	3.250%	11/29/49	EUR	1,000	1,197
Bank Nederlandse Gemeenten	1.875%	1/14/21	EUR	12,000	14,961
Bank Nederlandse Gemeenten	2.250%	8/24/16	EUR	5,000	5,768
Bank Nederlandse Gemeenten	2.250%	10/14/20	CHF	7,000	8,227
Bank Nederlandse Gemeenten NV	0.375%	1/14/22	EUR	5,000	5,813
Bank Nederlandse Gemeenten NV	0.500%	8/26/22	EUR	7,000	8,179
Bank Nederlandse Gemeenten NV	0.750%	5/21/18	EUR	19,600	22,913
Bank Nederlandse Gemeenten NV	1.000%	3/19/19	EUR	14,000	16,594
Bank Nederlandse Gemeenten NV	1.000%	1/12/26	EUR	5,000	5,911
Bank Nederlandse Gemeenten NV	1.125%	9/4/24	EUR	1,400	1,694
Bank Nederlandse Gemeenten NV	1.875%	12/7/18	GBP	2,800	4,172
Bank Nederlandse Gemeenten NV	1.875%	6/6/19	EUR	3,000	3,660
Bank Nederlandse Gemeenten NV	2.250%	8/30/22	EUR	5,000	6,473
Bank Nederlandse Gemeenten NV	2.500%	10/14/19	CHF	3,920	4,530
Bank Nederlandse Gemeenten NV	2.750%	5/11/16	CHF	200	209
Bank Nederlandse Gemeenten NV	3.000%	3/30/17	EUR	5,000	5,901
Bank Nederlandse Gemeenten NV	3.250%	11/29/17	GBP	3,000	4,537
Bank Nederlandse Gemeenten NV	3.750%	1/14/20	EUR	5,000	6,554
Bank Nederlandse Gemeenten NV	3.875%	5/26/23	EUR	3,000	4,299
Bank Nederlandse Gemeenten NV	4.125%	6/28/16	EUR	2,000	2,305
Bank Nederlandse Gemeenten NV	4.750%	3/6/23	AUD	5,000	4,185
Bank Nederlandse Gemeenten NV	5.200%	12/7/28	GBP	3,200	6,036
Bank Nederlandse Gemeenten NV	5.250%	5/20/24	AUD	5,000	4,350
Enexis Holding NV	1.875%	11/13/20	EUR	1,500	1,845
3 Kingdom of Netherlands	0.000%	4/15/18	EUR	60,000	69,269
Kingdom of Netherlands	0.250%	1/15/20	EUR	55,000	64,397
3 Kingdom of Netherlands	0.250%	7/15/25	EUR	31,000	35,061
3 Kingdom of Netherlands	1.250%	1/15/18	EUR	35,000	41,233
3 Kingdom of Netherlands	1.250%	1/15/19	EUR	24,000	28,707
3 Kingdom of Netherlands	1.750%	7/15/23	EUR	47,000	60,312
3 Kingdom of Netherlands	2.000%	7/15/24	EUR	69,600	91,213
3 Kingdom of Netherlands	2.250%	7/15/22	EUR	57,500	75,302
3 Kingdom of Netherlands	2.500%	1/15/33	EUR	36,700	52,699
3 Kingdom of Netherlands	2.750%	1/15/47	EUR	26,850	43,348
3 Kingdom of Netherlands	3.250%	7/15/21	EUR	63,900	86,340
3 Kingdom of Netherlands	3.500%	7/15/20	EUR	30,603	40,690
Kingdom of Netherlands	3.750%	1/15/23	EUR	10,000	14,337
3 Kingdom of Netherlands	3.750%	1/15/42	EUR	43,800	80,543
3 Kingdom of Netherlands	4.000%	7/15/18	EUR	16,800	21,116
3 Kingdom of Netherlands	4.000%	7/15/19	EUR	25,000	32,671
3 Kingdom of Netherlands	4.000%	1/15/37	EUR	30,500	54,844
3 Kingdom of Netherlands	4.500%	7/15/17	EUR	35,000	42,462
Kingdom of Netherlands	5.500%	1/15/28	EUR	20,000	35,707
Nederlandse Financierings Maatschappij
voor Ontwikkelingslanden NV	0.125%	4/20/22	EUR	6,347	7,252

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Nederlandse Gasunie NV	2.625%	7/13/22	EUR	1,500	1,939
Nederlandse Gasunie NV	3.625%	10/13/21	EUR	3,500	4,701
Nederlandse Waterschapsbank NV	0.625%	7/3/19	EUR	10,000	11,749
Nederlandse Waterschapsbank NV	0.750%	3/5/18	EUR	10,000	11,664
Nederlandse Waterschapsbank NV	1.125%	1/28/19	EUR	2,000	2,375
Nederlandse Waterschapsbank NV	1.625%	8/23/19	EUR	9,000	10,917
Nederlandse Waterschapsbank NV	1.750%	7/22/16	CHF	2,000	2,095
Nederlandse Waterschapsbank NV	1.750%	7/9/20	EUR	2,000	2,467
Nederlandse Waterschapsbank NV	2.000%	12/28/18	GBP	3,000	4,494
Nederlandse Waterschapsbank NV	2.375%	1/27/23	CHF	3,000	3,703
Nederlandse Waterschapsbank NV	3.000%	9/11/31	EUR	6,000	8,708
Nederlandse Waterschapsbank NV	3.250%	3/9/27	EUR	10,000	14,424
Nederlandse Waterschapsbank NV	3.375%	4/3/17	NOK	20,000	2,534
Nederlandse Waterschapsbank NV	3.500%	1/14/21	EUR	5,000	6,671
Nederlandse Waterschapsbank NV	3.875%	2/17/20	EUR	1,500	1,979
13 Propertize BV	0.500%	2/27/17	EUR	5,000	5,757
TenneT Holding BV	2.125%	11/1/20	EUR	3,900	4,832
TenneT Holding BV	3.875%	2/21/18	EUR	540	661
TenneT Holding BV	4.500%	2/9/22	EUR	1,500	2,098
					1,232,253
Total Netherlands (Cost $1,772,106)					1,766,453
New Zealand (0.3%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
ANZ New Zealand International Ltd.	0.625%	1/27/22	EUR	5,000	5,808
ANZ New Zealand International Ltd.	3.000%	10/20/16	EUR	5,000	5,808
Westpac Securities NZ Ltd.	3.500%	6/16/16	EUR	5,000	5,751
					17,367
Corporate Bonds (0.0%)
BNZ International Funding Ltd.	1.250%	5/23/18	EUR	2,800	3,277
Chorus Ltd.	6.750%	4/6/20	GBP	1,100	1,864
					5,141
Sovereign Bonds (0.2%)
New Zealand	3.000%	4/15/20	NZD	42,300	30,403
New Zealand	3.500%	4/14/33	NZD	5,000	3,647
New Zealand	4.500%	4/15/27	NZD	11,000	8,876
New Zealand	5.000%	3/15/19	NZD	30,000	22,606
New Zealand	5.500%	4/15/23	NZD	25,000	20,845
New Zealand	6.000%	12/15/17	NZD	24,000	17,790
New Zealand	6.000%	5/15/21	NZD	27,500	22,598
New Zealand Local Government Funding
Agency Ltd.	6.000%	5/15/21	NZD	4,000	3,183
					129,948
Total New Zealand (Cost $160,152)					152,456
Norway (0.6%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.2%)
DNB Boligkreditt AS	1.000%	1/22/18	EUR	10,000	11,664
DNB Boligkreditt AS	1.125%	11/12/18	EUR	5,000	5,896
DNB Boligkreditt AS	1.875%	11/21/22	EUR	3,000	3,774
DNB Boligkreditt AS	2.500%	10/18/16	EUR	500	579
DNB Boligkreditt AS	2.750%	3/21/22	EUR	17,500	22,950
Eika Boligkreditt AS	2.000%	6/19/19	EUR	10,000	12,161

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Eika Boligkreditt AS	2.125%	1/30/23	EUR	2,000	2,541
Eika Boligkreditt AS	2.250%	1/25/17	EUR	5,000	5,819
Nordea Eiendomskreditt AS	4.050%	6/21/17	NOK	5,000	639
SpareBank 1 Boligkreditt AS	0.750%	9/5/22	EUR	10,000	11,749
SpareBank 1 Boligkreditt AS	1.250%	2/28/18	EUR	5,000	5,864
SpareBank 1 Boligkreditt AS	1.500%	6/12/20	EUR	11,000	13,328
Sparebanken Vest Boligkreditt AS	1.250%	1/16/19	EUR	5,000	5,925
					102,889
Corporate Bonds (0.1%)
1 DNB Bank ASA	3.000%	9/26/23	EUR	3,500	4,150
DNB Bank ASA	4.250%	1/27/20	GBP	6,500	10,363
DNB Bank ASA	4.250%	1/18/22	EUR	300	414
DNB Bank ASA	4.375%	2/24/21	EUR	3,000	4,073
SpareBank 1 Boligkreditt AS	0.125%	11/12/18	EUR	10,000	11,501
SpareBank 1 SMN	1.500%	5/20/19	EUR	5,600	6,590
SpareBank 1 SR Bank ASA	2.125%	2/3/20	EUR	1,500	1,801
SpareBank 1 SR-Bank ASA	2.000%	5/14/18	EUR	10,000	11,819
SpareBank 1 SR-Bank ASA	2.125%	2/27/19	EUR	5,000	5,956
SpareBank 1 SR-Bank ASA	2.125%	4/14/21	EUR	10,000	12,086
					68,753
Sovereign Bonds (0.3%)
Kingdom of Norway	1.500%	2/19/26	NOK	70,000	8,704
Kingdom of Norway	1.750%	3/13/25	NOK	175,000	22,383
Kingdom of Norway	2.000%	5/24/23	NOK	86,650	11,368
Kingdom of Norway	3.000%	3/14/24	NOK	214,900	30,145
Kingdom of Norway	3.750%	5/25/21	NOK	179,100	25,303
Kingdom of Norway	4.250%	5/19/17	NOK	80,000	10,311
Kingdom of Norway	4.500%	5/22/19	NOK	92,850	12,876
Kommunalbanken AS	0.875%	4/8/19	EUR	5,000	5,910
Kommunalbanken AS	1.125%	12/15/17	GBP	2,500	3,666
Kommunalbanken AS	4.500%	4/17/23	AUD	5,248	4,329
Kommunalbanken AS	5.000%	3/28/19	NZD	10,000	7,441
Statkraft AS	2.500%	11/28/22	EUR	2,500	3,175
Statkraft AS	5.000%	11/10/16	NOK	2,500	315
Statkraft AS	6.625%	4/2/19	EUR	2,950	4,003
Statoil ASA	0.875%	2/17/23	EUR	800	922
Statoil ASA	1.625%	2/17/35	EUR	5,000	5,518
Statoil ASA	2.875%	9/10/25	EUR	6,400	8,468
Statoil ASA	5.625%	3/11/21	EUR	4,700	6,711
Statoil ASA	6.875%	3/11/31	GBP	2,750	5,678
Telenor ASA	1.750%	1/15/18	EUR	2,000	2,357
Telenor ASA	2.500%	5/22/25	EUR	2,400	3,072
Telenor ASA	2.750%	6/27/22	EUR	5,000	6,435
Telenor ASA	4.125%	3/26/20	EUR	500	658
					189,748
Total Norway (Cost $375,125)					361,390
Peru (0.0%)
Sovereign Bond (0.0%)
Peruvian Government International Bond	3.750%	3/1/30	EUR	3,000	3,667
Total Peru (Cost $3,297)					3,667

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Poland (0.6%)
Sovereign Bonds (0.6%)
Republic of Poland	0.000%	7/25/16	PLN	25,000	6,528
Republic of Poland	0.875%	5/10/27	EUR	9,900	10,539
Republic of Poland	1.500%	4/25/20	PLN	80,000	20,563
Republic of Poland	1.500%	9/9/25	EUR	5,000	5,857
Republic of Poland	1.500%	1/19/26	EUR	25,000	29,131
Republic of Poland	1.625%	1/15/19	EUR	10,000	11,915
Republic of Poland	2.250%	5/15/18	CHF	3,000	3,259
Republic of Poland	2.500%	7/25/18	PLN	62,550	16,721
Republic of Poland	2.500%	7/25/26	PLN	40,000	9,959
Republic of Poland	3.250%	5/15/19	CHF	1,500	1,705
Republic of Poland	3.250%	7/25/19	PLN	55,000	15,066
Republic of Poland	3.250%	7/25/25	PLN	70,000	18,830
Republic of Poland	3.375%	7/9/24	EUR	5,000	6,659
Republic of Poland	3.750%	4/25/18	PLN	45,000	12,300
Republic of Poland	3.750%	1/19/23	EUR	4,600	6,285
Republic of Poland	4.000%	3/23/21	EUR	2,000	2,689
Republic of Poland	4.000%	10/25/23	PLN	107,500	30,577
Republic of Poland	4.200%	4/15/20	EUR	8,000	10,630
Republic of Poland	4.500%	1/18/22	EUR	5,000	6,969
Republic of Poland	4.750%	4/25/17	PLN	102,100	27,586
Republic of Poland	5.250%	10/25/17	PLN	15,000	4,146
Republic of Poland	5.250%	10/25/20	PLN	50,000	14,900
Republic of Poland	5.250%	1/20/25	EUR	7,000	10,691
Republic of Poland	5.500%	10/25/19	PLN	53,000	15,514
Republic of Poland	5.625%	6/20/18	EUR	2,000	2,565
Republic of Poland	5.750%	10/25/21	PLN	126,100	38,830
Republic of Poland	5.750%	9/23/22	PLN	41,000	12,791
Republic of Poland	5.750%	4/25/29	PLN	23,850	7,862
Total Poland (Cost $381,004)					361,067
Portugal (0.1%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.0%)
Caixa Geral de Depositos SA	3.000%	1/15/19	EUR	7,300	8,991
Caixa Geral de Depositos SA	3.750%	1/18/18	EUR	3,500	4,255
					13,246
Corporate Bonds (0.1%)
EDP Finance BV	2.625%	4/15/19	EUR	1,000	1,200
EDP Finance BV	2.625%	1/18/22	EUR	5,000	5,990
EDP Finance BV	4.125%	6/29/20	EUR	5,500	7,008
EDP Finance BV	4.875%	9/14/20	EUR	2,670	3,507
EDP Finance BV	6.625%	8/9/17	GBP	400	615
EDP Finance BV	8.625%	1/4/24	GBP	5,700	10,820
REN - Redes Energeticas Nacionais SGPS SA	4.125%	1/31/18	EUR	1,000	1,214
REN Finance BV	2.500%	2/12/25	EUR	5,000	5,914
REN Finance BV	4.750%	10/16/20	EUR	3,000	3,975
					40,243
Total Portugal (Cost $53,883)					53,489

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Romania (0.1%)
Sovereign Bonds (0.1%)
3 Republic of Romania	2.750%	10/29/25	EUR	11,600	13,647
Republic of Romania	3.625%	4/24/24	EUR	5,000	6,332
Republic of Romania	4.625%	9/18/20	EUR	3,000	4,005
Republic of Romania	4.875%	11/7/19	EUR	7,000	9,240
Republic of Romania	5.250%	6/17/16	EUR	3,000	3,461
Total Romania (Cost $36,932)					36,685
Russia (0.1%)
Sovereign Bonds (0.1%)
Russian Federation	6.400%	5/27/20	RUB	150,000	2,121
Russian Federation	6.700%	5/15/19	RUB	300,000	4,343
Russian Federation	6.800%	12/11/19	RUB	1,135,715	16,345
Russian Federation	7.000%	1/25/23	RUB	500,000	7,051
Russian Federation	7.000%	8/16/23	RUB	800,000	11,199
Russian Federation	7.050%	1/19/28	RUB	100,000	1,353
Russian Federation	7.400%	4/19/17	RUB	295,000	4,469
Russian Federation	7.500%	3/15/18	RUB	500,000	7,501
Russian Federation	7.600%	7/20/22	RUB	300,000	4,365
Russian Federation	8.150%	2/3/27	RUB	1,000,000	14,770
Total Russia (Cost $103,704)					73,517
Singapore (0.4%)
Sovereign Bonds (0.4%)
Republic of Singapore	0.500%	4/1/18	SGD	35,650	26,272
Republic of Singapore	1.625%	10/1/19	SGD	10,000	7,536
Republic of Singapore	2.250%	6/1/21	SGD	30,000	22,997
Republic of Singapore	2.375%	4/1/17	SGD	32,000	24,133
Republic of Singapore	2.375%	6/1/25	SGD	40,000	30,757
Republic of Singapore	2.500%	6/1/19	SGD	15,000	11,603
Republic of Singapore	2.750%	7/1/23	SGD	10,000	7,833
Republic of Singapore	2.750%	4/1/42	SGD	10,950	8,551
Republic of Singapore	2.875%	7/1/29	SGD	3,000	2,382
Republic of Singapore	2.875%	9/1/30	SGD	10,000	7,909
Republic of Singapore	3.000%	9/1/24	SGD	16,000	12,802
Republic of Singapore	3.125%	9/1/22	SGD	19,000	15,250
Republic of Singapore	3.375%	9/1/33	SGD	11,800	9,960
Republic of Singapore	3.500%	3/1/27	SGD	20,000	16,835
Temasek Financial I Ltd.	5.125%	7/26/40	GBP	2,000	3,967
Total Singapore (Cost $208,657)					208,787
Slovakia (0.2%)
Sovereign Bonds (0.2%)
Republic of Slovakia	1.375%	10/16/19	CHF	2,000	2,196
Republic of Slovakia	1.375%	1/21/27	EUR	11,200	13,500
Republic of Slovakia	1.500%	11/28/18	EUR	2,000	2,386
Republic of Slovakia	1.625%	1/21/31	EUR	4,500	5,359
Republic of Slovakia	2.125%	4/25/18	CHF	15,000	16,365
Republic of Slovakia	3.000%	2/28/23	EUR	5,000	6,851
Republic of Slovakia	3.625%	1/16/29	EUR	3,000	4,470
Republic of Slovakia	4.000%	4/27/20	EUR	15,750	21,093
Republic of Slovakia	4.000%	3/26/21	EUR	1,000	1,379

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Republic of Slovakia	4.350%	10/14/25	EUR	6,500	10,134
Republic of Slovakia	4.375%	5/15/17	EUR	1,800	2,158
Republic of Slovakia	4.625%	1/19/17	EUR	10,000	11,816
Total Slovakia (Cost $96,662)					97,707
Slovenia (0.1%)
Sovereign Bonds (0.1%)
Republic of Slovenia	1.500%	3/25/35	EUR	2,000	2,019
Republic of Slovenia	2.250%	3/25/22	EUR	11,072	13,852
Republic of Slovenia	4.125%	1/26/20	EUR	2,000	2,618
Republic of Slovenia	4.375%	2/6/19	EUR	2,000	2,565
Republic of Slovenia	4.625%	9/9/24	EUR	4,000	5,786
Total Slovenia (Cost $25,906)					26,840
South Africa (0.4%)
Sovereign Bonds (0.4%)
Republic of South Africa	3.750%	7/24/26	EUR	700	791
Republic of South Africa	6.250%	3/31/36	ZAR	230,000	11,489
Republic of South Africa	6.500%	2/28/41	ZAR	145,000	7,185
Republic of South Africa	6.750%	3/31/21	ZAR	500,000	32,662
Republic of South Africa	7.000%	2/28/31	ZAR	160,000	9,110
Republic of South Africa	7.250%	1/15/20	ZAR	235,000	15,913
Republic of South Africa	7.750%	2/28/23	ZAR	450,000	29,967
Republic of South Africa	8.000%	12/21/18	ZAR	95,000	6,617
Republic of South Africa	8.000%	1/31/30	ZAR	246,000	15,510
Republic of South Africa	8.250%	9/15/17	ZAR	115,000	8,117
Republic of South Africa	8.250%	3/31/32	ZAR	225,000	14,207
Republic of South Africa	8.500%	1/31/37	ZAR	175,000	11,053
Republic of South Africa	8.750%	1/31/44	ZAR	195,000	12,420
Republic of South Africa	8.750%	2/28/48	ZAR	270,000	17,170
Republic of South Africa	8.875%	2/28/35	ZAR	200,000	13,300
Republic of South Africa	10.500%	12/21/26	ZAR	150,000	11,625
Total South Africa (Cost $290,234)					217,136
South Korea (2.5%)
Sovereign Bonds (2.5%)
Bank of Korea	1.960%	2/2/17	KRW	20,000,000	17,610
Export-Import Bank of Korea	2.000%	4/30/20	EUR	1,800	2,176
3 Export-Import Bank of Korea	2.711%	12/5/19	CAD	3,420	2,794
Korea Development Bank	1.500%	5/30/18	EUR	600	704
Korea National Housing Bond I	1.750%	7/31/20	KRW	18,000,000	15,752
Korea National Housing Bond I	1.750%	10/31/20	KRW	10,000,000	8,737
Korea National Housing Bond I	1.750%	11/30/20	KRW	20,000,000	16,937
Korea National Housing Bond I	1.750%	12/31/20	KRW	10,000,000	8,876
Korea National Housing Bond I	1.750%	1/31/21	KRW	10,000,000	8,859
Korea Railroad Corp.	1.000%	11/16/18	CHF	4,000	4,267
Korea Treasury Bond	2.250%	6/10/25	KRW	79,000,000	72,122
Korea Treasury Bond	2.250%	12/10/25	KRW	30,000,000	27,396
Republic of Korea	1.625%	6/10/18	KRW	30,000,000	26,417
Republic of Korea	1.750%	5/31/20	KRW	20,000,000	17,659
Republic of Korea	1.750%	8/31/20	KRW	20,000,000	17,495
Republic of Korea	2.000%	12/10/17	KRW	180,000,000	159,320
Republic of Korea	2.000%	11/30/19	KRW	10,000,000	8,844
Republic of Korea	2.000%	2/29/20	KRW	30,000,000	26,767

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Republic of Korea	2.000%	3/10/20	KRW	60,000,000	53,567
Republic of Korea	2.000%	3/31/20	KRW	10,000,000	8,848
Republic of Korea	2.000%	9/10/20	KRW	45,000,000	40,278
Republic of Korea	2.125%	6/10/24	EUR	4,300	5,462
Republic of Korea	2.500%	9/30/17	KRW	10,000,000	8,909
Republic of Korea	2.500%	4/30/18	KRW	30,000,000	26,908
Republic of Korea	2.625%	9/10/35	KRW	34,000,000	33,254
Republic of Korea	2.750%	6/10/17	KRW	20,000,000	17,800
Republic of Korea	2.750%	3/10/18	KRW	107,000,000	96,113
Republic of Korea	2.750%	9/10/19	KRW	15,000,000	13,702
Republic of Korea	2.750%	12/10/44	KRW	38,000,000	39,525
Republic of Korea	3.000%	12/10/16	KRW	25,000,000	22,141
Republic of Korea	3.000%	6/30/17	KRW	10,000,000	8,945
Republic of Korea	3.000%	3/10/23	KRW	34,000,000	32,401
Republic of Korea	3.000%	9/10/24	KRW	95,000,000	91,484
Republic of Korea	3.000%	12/10/42	KRW	31,000,000	33,387
Republic of Korea	3.125%	3/10/19	KRW	44,000,000	40,398
Republic of Korea	3.250%	9/10/18	KRW	5,000,000	4,569
Republic of Korea	3.375%	9/10/23	KRW	20,000,000	19,579
Republic of Korea	3.500%	3/10/17	KRW	20,000,000	17,854
Republic of Korea	3.750%	12/10/33	KRW	76,500,000	85,659
Republic of Korea	4.000%	12/10/31	KRW	36,000,000	40,603
Republic of Korea	4.250%	6/10/21	KRW	45,000,000	44,601
Republic of Korea	4.750%	12/10/30	KRW	28,000,000	33,572
Republic of Korea	5.000%	6/10/20	KRW	96,500,000	96,300
Republic of Korea	5.250%	3/10/27	KRW	15,500,000	18,189
Republic of Korea	5.500%	3/10/28	KRW	20,000,000	24,390
Republic of Korea	5.500%	12/10/29	KRW	16,000,000	20,168
Republic of Korea	5.750%	3/10/26	KRW	14,000,000	16,657
Total South Korea (Cost $1,407,710)					1,437,995
Spain (5.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.7%)
AyT Cedulas Cajas Global	3.750%	12/14/22	EUR	800	1,097
AyT Cedulas Cajas Global	4.000%	3/21/17	EUR	1,000	1,184
AyT Cedulas Cajas Global	4.000%	3/24/21	EUR	7,000	9,410
AyT Cedulas Cajas Global	4.250%	10/25/23	EUR	1,000	1,431
AyT Cedulas Cajas Global	4.500%	12/2/19	EUR	5,000	6,591
AyT Cedulas Cajas Global	4.750%	5/25/27	EUR	7,600	11,672
AyT Cedulas Cajas IX Fondo de Titulizacion	4.000%	3/31/20	EUR	7,000	9,153
AyT Cedulas Cajas VIII Fondo de Titulizacion
de Activos	4.250%	11/18/19	EUR	11,000	14,401
AyT Cedulas Cajas X Fondo de Titulizacion
de Activos	3.750%	6/30/25	EUR	10,000	13,930
Banco Bilbao Vizcaya Argentaria SA	2.250%	6/12/24	EUR	3,000	3,859
Banco Bilbao Vizcaya Argentaria SA	3.500%	12/5/17	EUR	5,000	6,051
Banco Bilbao Vizcaya Argentaria SA	3.500%	10/7/20	EUR	1,000	1,316
Banco Bilbao Vizcaya Argentaria SA	3.500%	1/24/21	EUR	5,000	6,621
Banco Bilbao Vizcaya Argentaria SA	3.625%	1/18/17	EUR	3,000	3,524
Banco Bilbao Vizcaya Argentaria SA	3.875%	1/30/23	EUR	6,000	8,423
Banco Bilbao Vizcaya Argentaria SA	4.000%	2/25/25	EUR	2,100	3,053
Banco de Sabadell SA	0.875%	11/12/21	EUR	10,000	11,695
Banco de Sabadell SA	3.375%	1/23/18	EUR	5,400	6,538
Banco Espanol de Credito SA	3.750%	6/17/16	EUR	6,700	7,707

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Banco Espanol de Credito SA	4.750%	1/24/17	EUR	6,300	7,464
Banco Popular Espanol SA	1.000%	4/7/25	EUR	10,000	11,407
Banco Popular Espanol SA	2.125%	10/8/19	EUR	4,000	4,889
Banco Popular Espanol SA	3.750%	1/22/19	EUR	5,000	6,291
Banco Popular Espanol SA	4.125%	3/30/17	EUR	4,500	5,343
Banco Santander SA	0.750%	9/9/22	EUR	20,000	23,463
Banco Santander SA	2.000%	11/27/34	EUR	6,500	7,912
Banco Santander SA	2.875%	1/30/18	EUR	12,700	15,285
Banco Santander SA	3.875%	2/6/26	EUR	400	583
Banco Santander SA	4.125%	1/9/17	EUR	1,000	1,178
Banco Santander SA	4.625%	5/4/27	EUR	1,100	1,728
Bankia SA	1.000%	9/25/25	EUR	1,200	1,354
Bankia SA	4.000%	2/3/25	EUR	12,300	17,612
Bankia SA	4.125%	3/24/36	EUR	4,700	7,059
Bankia SA	4.250%	5/25/18	EUR	3,450	4,287
Bankia SA	4.500%	4/26/22	EUR	4,050	5,739
Bankia SA	5.000%	6/28/19	EUR	2,000	2,642
Bankinter SA	0.875%	8/3/22	EUR	10,000	11,711
Bankinter SA	4.125%	3/22/17	EUR	1,500	1,780
CaixaBank SA	2.625%	3/21/24	EUR	5,600	7,337
CaixaBank SA	3.000%	3/22/18	EUR	4,500	5,441
CaixaBank SA	3.625%	1/18/21	EUR	5,000	6,623
CaixaBank SA	3.875%	2/17/25	EUR	2,000	2,862
CaixaBank SA	4.625%	6/4/19	EUR	10,400	13,558
Caja Rural de Navarra	2.875%	6/11/18	EUR	1,700	2,063
Cajas Rurales Unidas SCC	1.250%	1/26/22	EUR	3,000	3,528
Cajas Rurales Unidas SCC	3.750%	11/22/18	EUR	400	500
Cedulas Grupo Banco Popular 3	4.250%	4/26/17	EUR	2,500	2,978
Cedulas TDA	4.125%	4/10/21	EUR	11,500	15,480
Cedulas TDA 5 Fondo de Titulizacion de
Activos	4.125%	11/29/19	EUR	10,400	13,545
Cedulas TDA 6 Fondo de Titulizacion de
Activos	3.875%	5/23/25	EUR	7,000	9,854
Cedulas TDA 6 Fondo de Titulizacion de
Activos	4.250%	4/10/31	EUR	6,000	8,852
IM Cedulas 10	4.500%	2/21/22	EUR	1,300	1,818
IM Cedulas 7 Fondo de Titulazion de Activos	4.000%	3/31/21	EUR	10,000	13,424
Kutxabank SA	1.750%	5/27/21	EUR	5,000	6,131
Kutxabank SA	3.000%	2/1/17	EUR	2,500	2,927
					382,304
Corporate Bonds (0.4%)
Abertis Infraestructuras SA	3.750%	6/20/23	EUR	3,000	4,072
Abertis Infraestructuras SA	4.375%	3/30/20	EUR	700	922
Abertis Infraestructuras SA	4.750%	10/25/19	EUR	3,500	4,606
Banco Bilbao Vizcaya Argentaria SA	0.750%	1/20/22	EUR	9,000	10,557
BBVA Senior Finance SAU	3.750%	1/17/18	EUR	3,500	4,256
1 BBVA Subordinated Capital SAU	3.500%	4/11/24	EUR	8,000	9,460
CaixaBank SA	3.125%	5/14/18	EUR	500	605
Canal de Isabel II Gestion SA	1.680%	2/26/25	EUR	5,000	5,707
Criteria CaixaHolding SA	1.625%	4/21/22	EUR	3,000	3,410
Criteria CaixaHolding SA	2.375%	5/9/19	EUR	400	479
Enagas Financiaciones SAU	1.250%	2/6/25	EUR	5,000	5,826
Enagas Financiaciones SAU	2.500%	4/11/22	EUR	1,900	2,414
Ferrovial Emisiones SA	2.500%	7/15/24	EUR	5,000	6,169

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Ferrovial Emisiones SA	3.375%	6/7/21	EUR	700	904
	Gas Natural Capital Markets SA	4.125%	1/26/18	EUR	2,000	2,449
	Gas Natural Capital Markets SA	4.375%	11/2/16	EUR	1,000	1,170
	Gas Natural Capital Markets SA	4.500%	1/27/20	EUR	400	528
	Gas Natural Capital Markets SA	5.375%	5/24/19	EUR	2,600	3,440
	Gas Natural Capital Markets SA	5.625%	2/9/17	EUR	3,000	3,583
	Gas Natural Fenosa Finance BV	2.875%	3/11/24	EUR	4,000	5,187
	Gas Natural Fenosa Finance BV	3.500%	4/15/21	EUR	2,000	2,612
	Gas Natural Fenosa Finance BV	3.875%	4/11/22	EUR	3,800	5,105
	Iberdrola Finanzas SAU	3.500%	10/13/16	EUR	3,000	3,489
	Iberdrola Finanzas SAU	4.125%	3/23/20	EUR	1,050	1,380
	Iberdrola Finanzas SAU	6.000%	7/1/22	GBP	1,500	2,625
	Iberdrola Finanzas SAU	7.375%	1/29/24	GBP	5,000	9,592
	Iberdrola International BV	1.750%	9/17/23	EUR	10,000	12,172
	Iberdrola International BV	2.500%	10/24/22	EUR	2,600	3,307
	Iberdrola International BV	3.000%	1/31/22	EUR	3,000	3,888
	Iberdrola International BV	3.500%	2/1/21	EUR	3,000	3,926
	Iberdrola International BV	4.250%	10/11/18	EUR	1,000	1,260
	Iberdrola International BV	4.500%	9/21/17	EUR	7,800	9,478
1	Iberdrola International BV	5.750%	2/27/49	EUR	1,000	1,226
	Red Electrica de Espana Finance BV	3.875%	1/25/22	EUR	2,000	2,714
	Red Electrica Financiaciones SA Unipersonal	2.125%	7/1/23	EUR	6,700	8,407
	Red Electrica Financiaciones SA Unipersonal	2.375%	5/31/19	EUR	800	979
	Red Electrica Financiaciones SA Unipersonal	4.875%	4/29/20	EUR	2,100	2,843
	Repsol International Finance BV	2.625%	5/28/20	EUR	7,800	9,494
	Santander Consumer Finance SA	0.900%	2/18/20	EUR	15,000	17,238
	Santander International Debt SAU	4.000%	1/24/20	EUR	5,400	6,981
	Santander International Debt SAU	4.125%	10/4/17	EUR	2,200	2,664
	Santander Issuances SAU	2.500%	3/18/25	EUR	6,000	6,679
	Telefonica Emisiones SAU	2.736%	5/29/19	EUR	6,000	7,378
	Telefonica Emisiones SAU	2.932%	10/17/29	EUR	8,500	10,621
	Telefonica Emisiones SAU	3.661%	9/18/17	EUR	600	720
	Telefonica Emisiones SAU	3.961%	3/26/21	EUR	6,000	7,928
	Telefonica Emisiones SAU	3.987%	1/23/23	EUR	4,300	5,848
	Telefonica Emisiones SAU	4.693%	11/11/19	EUR	7,400	9,749
	Telefonica Emisiones SAU	5.289%	12/9/22	GBP	1,000	1,673
	Telefonica Emisiones SAU	5.375%	2/2/18	GBP	100	155
	Telefonica Emisiones SAU	5.445%	10/8/29	GBP	5,750	9,948
	Telefonica Europe BV	5.875%	2/14/33	EUR	200	336
						248,159
Sovereign Bonds (4.1%)
	ADIF Alta Velocidad	3.500%	5/27/24	EUR	2,000	2,622
	Autonomous Community of Andalusia Spain	4.750%	1/24/18	EUR	4,000	4,923
	Autonomous Community of Andalusia Spain	4.850%	3/17/20	EUR	1,200	1,586
	Autonomous Community of Madrid Spain	1.826%	4/30/25	EUR	5,000	5,769
	Autonomous Community of Madrid Spain	2.875%	7/17/23	EUR	8,000	10,142
	Autonomous Community of Madrid Spain	4.125%	5/21/24	EUR	1,500	2,044
	Autonomous Community of Madrid Spain	4.300%	9/15/26	EUR	5,800	8,100
	Autonomous Community of Madrid Spain	4.688%	3/12/20	EUR	2,000	2,642
	Comunidad Autonoma de Aragon	8.250%	1/17/27	EUR	4,000	7,238
14	FADE - Fondo de Amortizacion del Deficit
	Electrico	0.850%	9/17/19	EUR	4,000	4,657
14	FADE - Fondo de Amortizacion del Deficit
	Electrico	2.250%	12/17/16	EUR	3,000	3,484

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date Currency		(000)	($000)
14	FADE - Fondo de Amortizacion del Deficit
	Electrico	2.875%	9/17/16	EUR	5,000	5,785
14	FADE - Fondo de Amortizacion del Deficit
	Electrico	3.375%	3/17/19	EUR	19,000	23,685
14	FADE - Fondo de Amortizacion del Deficit
	Electrico	3.875%	3/17/18	EUR	13,000	15,922
14	FADE - Fondo de Amortizacion del Deficit
	Electrico	5.900%	3/17/21	EUR	2,000	2,860
14	Instituto de Credito Oficial	0.375%	10/31/16	EUR	6,000	6,887
14	Instituto de Credito Oficial	4.000%	4/30/18	EUR	3,000	3,702
14	Instituto de Credito Oficial	4.125%	9/28/17	EUR	8,000	9,683
14	Instituto de Credito Oficial	4.750%	4/30/20	EUR	9,000	12,052
14	Instituto de Credito Oficial	5.000%	7/5/16	EUR	2,000	2,311
14	Instituto de Credito Oficial	6.000%	3/8/21	EUR	5,000	7,190
	Junta de Castilla y Leon	4.000%	4/30/24	EUR	1,900	2,561
	Kingdom of Spain	0.250%	4/30/18	EUR	35,000	40,326
	Kingdom of Spain	0.250%	1/31/19	EUR	50,000	57,553
	Kingdom of Spain	0.500%	10/31/17	EUR	20,000	23,103
	Kingdom of Spain	1.150%	7/30/20	EUR	60,000	70,968
	Kingdom of Spain	1.400%	1/31/20	EUR	88,000	105,138
3	Kingdom of Spain	1.600%	4/30/25	EUR	90,000	104,467
3	Kingdom of Spain	1.950%	4/30/26	EUR	53,610	63,387
3	Kingdom of Spain	1.950%	7/30/30	EUR	66,000	74,892
3	Kingdom of Spain	2.150%	10/31/25	EUR	6,100	7,371
	Kingdom of Spain	2.750%	4/30/19	EUR	40,000	49,488
3	Kingdom of Spain	2.750%	10/31/24	EUR	100,000	126,965
3	Kingdom of Spain	2.900%	10/31/46	EUR	25,000	29,074
	Kingdom of Spain	3.750%	10/31/18	EUR	38,000	47,627
3	Kingdom of Spain	3.800%	4/30/24	EUR	35,000	47,694
3	Kingdom of Spain	4.000%	4/30/20	EUR	73,000	95,817
3	Kingdom of Spain	4.100%	7/30/18	EUR	28,000	35,054
3	Kingdom of Spain	4.200%	1/31/37	EUR	60,000	87,656
3	Kingdom of Spain	4.300%	10/31/19	EUR	55,000	72,044
3	Kingdom of Spain	4.400%	10/31/23	EUR	33,000	46,720
	Kingdom of Spain	4.500%	1/31/18	EUR	76,000	93,950
3	Kingdom of Spain	4.600%	7/30/19	EUR	30,102	39,491
3	Kingdom of Spain	4.650%	7/30/25	EUR	18,000	26,218
3	Kingdom of Spain	4.700%	7/30/41	EUR	31,000	48,720
3	Kingdom of Spain	4.800%	1/31/24	EUR	40,000	58,068
3	Kingdom of Spain	4.850%	10/31/20	EUR	24,000	32,889
3	Kingdom of Spain	4.900%	7/30/40	EUR	37,000	59,505
3	Kingdom of Spain	5.150%	10/31/28	EUR	62,500	97,327
3	Kingdom of Spain	5.150%	10/31/44	EUR	29,000	48,992
3	Kingdom of Spain	5.400%	1/31/23	EUR	79,000	117,081
3	Kingdom of Spain	5.500%	7/30/17	EUR	75,000	91,875
3	Kingdom of Spain	5.500%	4/30/21	EUR	62,000	88,475
	Kingdom of Spain	5.750%	7/30/32	EUR	25,000	42,801
3	Kingdom of Spain	5.850%	1/31/22	EUR	48,000	71,225
3	Kingdom of Spain	5.900%	7/30/26	EUR	40,000	64,163
	Kingdom of Spain	6.000%	1/31/29	EUR	25,000	41,872
	Xunta de Galicia	4.805%	3/26/20	EUR	2,000	2,657
						2,356,498
Total Spain (Cost $2,928,863)						2,986,961

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
Supranational (3.3%)
Sovereign Bonds (3.3%)
	African Development Bank	5.250%	3/23/22	AUD	10,900	9,281
	Asian Development Bank	0.375%	4/3/17	EUR	3,000	3,456
	Asian Development Bank	1.375%	6/11/20	CAD	23,495	18,691
	Asian Development Bank	3.500%	7/25/18	AUD	8,850	6,895
	Asian Development Bank	4.750%	6/15/17	CAD	400	331
	Asian Development Bank	5.000%	3/9/22	AUD	13,000	11,078
	Corp. Andina de Fomento	0.500%	2/26/26	CHF	3,000	3,157
	Council Of Europe Development Bank	1.125%	10/22/18	EUR	15,000	17,782
	Council Of Europe Development Bank	1.875%	12/22/18	GBP	5,000	7,484
	Council Of Europe Development Bank	3.000%	7/13/20	EUR	6,000	7,798
	EUROFIMA	2.250%	6/15/16	CHF	200	209
	EUROFIMA	3.000%	5/22/24	CHF	5,000	6,510
	EUROFIMA	3.000%	5/15/26	CHF	6,500	8,733
	EUROFIMA	3.375%	12/29/20	CHF	4,000	4,893
	EUROFIMA	4.000%	10/27/21	EUR	5,000	6,928
	EUROFIMA	4.550%	3/30/27	CAD	655	594
	EUROFIMA	6.250%	12/28/18	AUD	5,980	4,965
	European Bank for Reconstruction &
	Development	0.000%	4/7/27	ZAR	10,000	269
	European Bank for Reconstruction &
	Development	1.875%	12/17/18	GBP	5,000	7,483
	European Bank for Reconstruction &
	Development	5.625%	12/7/28	GBP	1,000	2,005
15	European Financial Stability Facility	0.125%	11/4/19	EUR	60,000	69,554
16	European Financial Stability Facility	0.250%	10/18/17	EUR	20,000	23,088
15	European Financial Stability Facility	0.500%	1/20/23	EUR	37,000	43,579
13	European Financial Stability Facility	0.750%	6/5/17	EUR	7,500	8,687
5	European Financial Stability Facility	0.875%	4/16/18	EUR	30,000	35,150
17	European Financial Stability Facility	1.125%	11/30/17	EUR	5,000	5,856
15	European Financial Stability Facility	1.200%	2/17/45	EUR	13,000	14,060
17	European Financial Stability Facility	1.250%	2/5/18	EUR	5,000	5,884
9	European Financial Stability Facility	1.250%	1/22/19	EUR	23,500	28,057
17	European Financial Stability Facility	1.500%	1/22/20	EUR	22,600	27,565
17	European Financial Stability Facility	1.625%	9/15/17	EUR	4,500	5,288
6	European Financial Stability Facility	1.625%	7/17/20	EUR	16,000	19,725
18	European Financial Stability Facility	1.750%	10/29/20	EUR	23,000	28,616
13	European Financial Stability Facility	1.750%	6/27/24	EUR	17,000	21,813
17	European Financial Stability Facility	1.875%	5/23/23	EUR	16,000	20,609
2	European Financial Stability Facility	2.000%	5/15/17	EUR	15,000	17,598
2	European Financial Stability Facility	2.125%	2/19/24	EUR	6,500	8,551
6	European Financial Stability Facility	2.250%	9/5/22	EUR	3,000	3,926
6	European Financial Stability Facility	2.350%	7/29/44	EUR	10,600	14,905
6	European Financial Stability Facility	2.625%	5/2/19	EUR	10,000	12,439
18	European Financial Stability Facility	2.750%	12/3/29	EUR	1,500	2,135
6	European Financial Stability Facility	3.000%	9/4/34	EUR	5,000	7,591
19	European Financial Stability Facility	3.375%	7/5/21	EUR	1,675	2,269
15	European Financial Stability Facility	3.375%	4/3/37	EUR	10,000	16,312
19	European Financial Stability Facility	3.875%	3/30/32	EUR	5,000	8,187
	European Investment Bank	0.000%	1/15/19	EUR	15,000	17,328
	European Investment Bank	0.125%	6/15/20	EUR	10,000	11,632
	European Investment Bank	0.125%	4/15/25	EUR	20,000	22,393
	European Investment Bank	0.250%	10/15/20	EUR	50,000	58,380

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	0.500%	11/15/23	EUR	20,000	23,498
European Investment Bank	1.000%	7/13/18	EUR	16,700	19,681
European Investment Bank	1.000%	3/14/31	EUR	18,000	20,662
European Investment Bank	1.125%	2/18/20	CAD	1,650	1,306
European Investment Bank	1.125%	9/15/36	EUR	7,000	7,903
European Investment Bank	1.250%	8/2/19	CHF	3,000	3,327
European Investment Bank	1.250%	11/5/20	CAD	650	514
3 European Investment Bank	1.250%	11/5/20	CAD	5,000	3,957
European Investment Bank	1.250%	11/13/26	EUR	6,000	7,366
European Investment Bank	1.375%	1/15/18	GBP	8,100	11,946
European Investment Bank	1.375%	11/15/19	EUR	25,000	30,322
European Investment Bank	1.375%	9/15/20	EUR	4,000	4,901
European Investment Bank	1.375%	9/15/21	EUR	24,000	29,669
European Investment Bank	1.400%	6/20/17	JPY	1,100,000	10,548
European Investment Bank	1.500%	2/1/19	GBP	5,000	7,412
European Investment Bank	1.500%	7/15/20	EUR	30,000	36,925
European Investment Bank	1.500%	4/15/21	EUR	23,000	28,555
European Investment Bank	1.500%	8/2/24	CHF	2,000	2,387
European Investment Bank	1.625%	3/15/23	EUR	31,000	39,281
European Investment Bank	1.625%	2/4/25	CHF	2,500	3,022
European Investment Bank	1.750%	4/21/17	CHF	2,000	2,134
European Investment Bank	1.750%	9/15/45	EUR	5,000	6,273
European Investment Bank	2.000%	4/14/23	EUR	5,000	6,508
European Investment Bank	2.125%	2/4/19	CAD	15,425	12,591
3 European Investment Bank	2.125%	2/4/19	CAD	2,000	1,632
European Investment Bank	2.125%	1/15/24	EUR	17,000	22,422
European Investment Bank	2.250%	3/7/20	GBP	12,000	18,220
European Investment Bank	2.250%	10/14/22	EUR	7,000	9,190
European Investment Bank	2.375%	7/10/20	CHF	2,500	2,940
European Investment Bank	2.500%	2/8/19	CHF	2,000	2,272
European Investment Bank	2.500%	10/31/22	GBP	5,500	8,470
European Investment Bank	2.625%	3/15/18	EUR	20,000	24,172
3 European Investment Bank	2.625%	9/24/18	CAD	750	618
European Investment Bank	2.625%	3/15/35	EUR	7,000	9,960
European Investment Bank	2.750%	9/15/21	EUR	5,000	6,622
European Investment Bank	2.750%	9/15/25	EUR	10,000	13,910
European Investment Bank	2.750%	9/13/30	EUR	10,000	14,353
European Investment Bank	2.750%	3/15/40	EUR	17,750	26,559
European Investment Bank	3.000%	4/23/19	SEK	100,000	13,529
European Investment Bank	3.000%	5/22/19	NOK	25,000	3,279
European Investment Bank	3.000%	9/28/22	EUR	4,000	5,469
European Investment Bank	3.000%	10/14/33	EUR	5,000	7,416
European Investment Bank	3.125%	6/30/36	CHF	1,000	1,659
European Investment Bank	3.500%	4/15/27	EUR	5,000	7,501
European Investment Bank	3.625%	3/14/42	EUR	600	1,042
European Investment Bank	3.750%	12/7/27	GBP	3,800	6,409
European Investment Bank	3.875%	6/8/37	GBP	3,800	6,744
European Investment Bank	4.000%	7/12/16	SEK	25,000	3,138
European Investment Bank	4.000%	4/15/30	EUR	7,000	11,313
European Investment Bank	4.125%	4/15/24	EUR	10,000	15,134
European Investment Bank	4.250%	5/19/17	NOK	20,000	2,567
European Investment Bank	4.250%	4/15/19	EUR	1,300	1,691
European Investment Bank	4.500%	10/15/25	EUR	15,000	23,750
European Investment Bank	4.500%	3/7/44	GBP	8,500	16,994

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
European Investment Bank	4.600%	1/30/37	CAD	208	198
European Investment Bank	4.625%	4/15/20	EUR	20,000	27,386
European Investment Bank	4.625%	10/12/54	GBP	1,700	3,750
European Investment Bank	4.750%	10/15/17	EUR	21,800	26,836
European Investment Bank	4.750%	10/15/18	GBP	10,000	15,958
European Investment Bank	5.000%	12/1/20	SEK	25,000	3,750
European Investment Bank	5.000%	4/15/39	GBP	2,000	4,116
European Investment Bank	6.000%	10/21/19	ZAR	50,000	3,235
European Investment Bank	6.000%	8/6/20	AUD	17,500	15,066
European Investment Bank	6.000%	12/7/28	GBP	14,000	28,841
European Investment Bank	6.250%	6/8/21	AUD	5,000	4,428
European Investment Bank	6.500%	8/7/19	AUD	8,000	6,827
European Investment Bank	7.500%	1/30/19	ZAR	25,000	1,709
European Stability Mechanism	0.875%	10/15/19	EUR	56,000	66,671
European Stability Mechanism	1.000%	9/23/25	EUR	20,000	23,916
European Stability Mechanism	1.250%	10/15/18	EUR	15,000	17,840
European Stability Mechanism	1.375%	3/4/21	EUR	14,500	17,812
European Stability Mechanism	1.750%	10/20/45	EUR	10,000	12,270
European Stability Mechanism	1.850%	12/1/55	EUR	5,000	6,002
European Stability Mechanism	2.125%	11/20/23	EUR	3,000	3,936
European Union	1.125%	4/4/36	EUR	25,000	28,291
European Union	1.375%	10/4/29	EUR	16,000	19,475
European Union	2.375%	10/4/18	EUR	5,000	6,101
European Union	2.500%	11/4/27	EUR	9,000	12,399
European Union	2.750%	9/21/21	EUR	5,000	6,603
European Union	2.750%	4/4/22	EUR	20,600	27,465
European Union	2.875%	4/4/28	EUR	5,000	7,131
European Union	3.000%	9/4/26	EUR	7,000	9,991
European Union	3.250%	4/4/18	EUR	11,000	13,468
European Union	3.375%	4/4/32	EUR	11,000	16,840
European Union	3.375%	4/4/38	EUR	6,000	9,685
European Union	3.500%	6/4/21	EUR	21,000	28,516
European Union	3.750%	4/4/42	EUR	7,000	12,274
Inter-American Development Bank	1.875%	3/20/20	CAD	6,750	5,484
Inter-American Development Bank	3.250%	2/7/20	AUD	9,000	7,019
Inter-American Development Bank	3.750%	7/25/22	AUD	2,000	1,602
Inter-American Development Bank	6.000%	2/26/21	AUD	13,000	11,379
International Bank for Reconstruction &
Development	0.250%	3/20/17	EUR	5,000	5,754
International Bank for Reconstruction &
Development	0.375%	12/15/16	EUR	500	575
International Bank for Reconstruction &
Development	0.500%	4/16/30	EUR	400	434
International Bank for Reconstruction &
Development	1.125%	3/11/20	CAD	2,450	1,939
International Bank for Reconstruction &
Development	1.250%	10/2/17	GBP	5,000	7,354
International Bank for Reconstruction &
Development	1.875%	5/30/19	CAD	7,900	6,427
International Bank for Reconstruction &
Development	2.500%	3/12/20	AUD	20,000	15,193
International Bank for Reconstruction &
Development	3.500%	1/24/18	AUD	8,128	6,302

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
International Bank for Reconstruction &
Development	3.750%	2/10/20	NZD	5,000	3,637
International Bank for Reconstruction &
Development	3.875%	5/20/19	EUR	6,000	7,733
International Bank for Reconstruction &
Development	4.625%	10/6/21	NZD	5,804	4,364
International Bank for Reconstruction &
Development	4.875%	12/7/28	GBP	400	768
International Bank for Reconstruction &
Development	5.400%	6/7/21	GBP	200	352
International Bank for Reconstruction &
Development	5.750%	10/21/19	AUD	7,000	5,897
International Bank for Reconstruction &
Development	5.750%	10/1/20	AUD	9,000	7,731
International Bank for Reconstruction &
Development	5.750%	6/7/32	GBP	1,000	2,136
International Finance Corp.	3.500%	6/6/18	AUD	5,000	3,875
International Finance Corp.	3.625%	5/20/20	NZD	8,500	6,156
Nordic Investment Bank	2.125%	8/9/17	NOK	10,000	1,259
Nordic Investment Bank	4.125%	3/19/20	NZD	16,495	12,133
Nordic Investment Bank	5.000%	4/19/22	AUD	6,000	5,097
Total Supranational (Cost $1,940,361)					1,918,768
Sweden (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
Landshypotek Bank AB	0.625%	6/17/20	SEK	63,000	7,781
Lansforsakringar Hypotek AB	1.125%	5/7/20	EUR	5,000	5,965
Lansforsakringar Hypotek AB	2.500%	6/19/19	SEK	50,000	6,657
Lansforsakringar Hypotek AB	3.250%	9/16/20	SEK	100,000	13,773
Nordea Hypotek AB	1.000%	4/8/22	SEK	200,000	24,595
Nordea Hypotek AB	2.000%	6/20/18	SEK	140,000	18,192
Nordea Hypotek AB	2.250%	6/19/19	SEK	50,000	6,607
Nordea Hypotek AB	3.000%	6/21/17	SEK	101,000	13,045
Nordea Hypotek AB	3.250%	6/17/20	SEK	50,000	6,894
Skandinaviska Enskilda Banken AB	1.500%	2/25/20	EUR	5,000	6,049
Skandinaviska Enskilda Banken AB	1.625%	11/4/20	EUR	5,000	6,124
Skandinaviska Enskilda Banken AB	3.000%	6/21/17	SEK	150,000	19,428
Skandinaviska Enskilda Banken AB	3.000%	6/20/18	SEK	125,000	16,573
Skandinaviska Enskilda Banken AB	3.000%	6/19/19	SEK	150,000	20,335
Skandinaviska Enskilda Banken AB	4.250%	6/15/16	SEK	50,000	6,340
Stadshypotek AB	0.625%	11/10/21	EUR	15,000	17,562
Stadshypotek AB	1.000%	6/19/18	EUR	5,000	5,860
Stadshypotek AB	1.000%	4/1/19	EUR	5,000	5,904
Stadshypotek AB	3.000%	3/21/18	SEK	165,000	21,760
Stadshypotek AB	3.000%	12/19/18	SEK	117,000	15,679
Stadshypotek AB	4.250%	6/17/20	SEK	50,000	7,137
Stadshypotek AB	6.000%	9/21/16	SEK	50,000	6,380
Sveriges Sakerstallda Obligationer AB	0.625%	10/7/21	EUR	2,900	3,396
Sveriges Sakerstallda Obligationer AB	2.000%	6/17/20	SEK	50,000	6,569
Sveriges Sakerstallda Obligationer AB	3.250%	3/30/17	EUR	1,200	1,417
Sveriges Sakerstallda Obligationer AB	4.000%	9/21/16	SEK	40,000	5,064
Sveriges Sakerstallda Obligationer AB	4.000%	12/19/18	SEK	20,000	2,744
Swedbank Hypotek AB	0.375%	3/11/22	EUR	5,000	5,768
Swedbank Hypotek AB	1.000%	12/16/20	SEK	150,000	18,847

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date Currency		(000)	($000)
Swedbank Hypotek AB	1.125%	5/7/20	EUR	5,000	5,982
Swedbank Hypotek AB	3.625%	10/5/16	EUR	3,500	4,073
Swedbank Hypotek AB	3.750%	6/15/16	SEK	75,000	9,382
Swedbank Hypotek AB	3.750%	3/15/17	SEK	175,000	22,527
Swedbank Hypotek AB	3.750%	12/20/17	SEK	40,000	5,291
Swedbank Hypotek AB	3.750%	9/19/18	SEK	150,000	20,322
Swedbank Hypotek AB	5.700%	5/12/20	SEK	100,000	15,046
					385,068
Corporate Bonds (0.3%)
Alfa Laval Treasury International AB	1.375%	9/12/22	EUR	400	467
Atlas Copco AB	2.500%	2/28/23	EUR	4,500	5,750
Investor AB	4.500%	5/12/23	EUR	2,000	2,876
Molnlycke Holding AB	1.500%	2/28/22	EUR	5,000	5,862
Nordea Bank AB	0.875%	9/25/18	CHF	1,000	1,063
Nordea Bank AB	1.375%	4/12/18	EUR	10,000	11,744
1 Nordea Bank AB	1.875%	11/10/25	EUR	5,000	5,782
Nordea Bank AB	2.125%	11/13/19	GBP	200	299
Nordea Bank AB	3.250%	7/5/22	EUR	5,400	7,151
Nordea Bank AB	4.000%	6/29/20	EUR	13,743	18,157
Nordea Bank AB	4.000%	3/29/21	EUR	1,000	1,302
Nordea Bank AB	4.500%	3/26/20	EUR	2,000	2,595
Securitas AB	2.625%	2/22/21	EUR	3,000	3,718
Skandinaviska Enskilda Banken AB	1.875%	11/14/19	EUR	2,620	3,173
Skandinaviska Enskilda Banken AB	2.000%	3/18/19	EUR	500	604
Skandinaviska Enskilda Banken AB	2.000%	2/19/21	EUR	5,000	6,142
1 Skandinaviska Enskilda Banken AB	2.500%	5/28/26	EUR	3,900	4,557
1 Skandinaviska Enskilda Banken AB	4.000%	9/12/22	EUR	3,500	4,172
Svenska Cellulosa AB	2.500%	6/9/23	EUR	700	888
Svenska Handelsbanken AB	1.125%	12/14/22	EUR	4,000	4,701
Svenska Handelsbanken AB	2.250%	6/14/18	EUR	2,500	2,992
Svenska Handelsbanken AB	2.250%	8/27/20	EUR	5,000	6,191
1 Svenska Handelsbanken AB	2.656%	1/15/24	EUR	12,000	14,219
Svenska Handelsbanken AB	3.000%	11/20/20	GBP	300	463
Svenska Handelsbanken AB	4.000%	1/18/19	GBP	1,750	2,726
Svenska Handelsbanken AB	4.375%	10/20/21	EUR	1,280	1,771
Sveriges Sakerstallda Obligationer AB	0.250%	1/20/21	EUR	8,000	9,224
Swedbank AB	1.500%	3/18/19	EUR	5,000	5,956
Swedish Match AB	3.875%	11/24/17	EUR	500	605
Telefonaktiebolaget LM Ericsson	5.375%	6/27/17	EUR	1,200	1,458
TeliaSonera AB	1.375%	2/18/19	EUR	1,000	1,186
TeliaSonera AB	3.500%	9/5/33	EUR	3,000	4,097
TeliaSonera AB	3.875%	10/1/25	EUR	2,000	2,807
TeliaSonera AB	4.000%	3/22/22	EUR	350	474
TeliaSonera AB	4.750%	3/7/17	EUR	6,000	7,142
TeliaSonera AB	4.750%	11/16/21	EUR	3,000	4,178
Volvo Treasury AB	2.375%	11/26/19	EUR	300	366
Volvo Treasury AB	5.000%	5/31/17	EUR	600	723
					157,581
Sovereign Bonds (0.5%)
3 Kingdom of Sweden	0.050%	2/12/20	EUR	1,200	1,386
Kingdom of Sweden	0.750%	5/2/19	EUR	5,000	5,898
Kingdom of Sweden	0.875%	1/31/18	EUR	8,000	9,352
Kingdom of Sweden	1.000%	11/12/26	SEK	70,000	8,819
Kingdom of Sweden	1.500%	11/13/23	SEK	133,200	17,832

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Kingdom of Sweden	2.250%	6/1/32	SEK	130,000	18,037
Kingdom of Sweden	2.500%	5/12/25	SEK	127,000	18,390
Kingdom of Sweden	3.500%	6/1/22	SEK	285,000	42,451
Kingdom of Sweden	3.500%	3/30/39	SEK	130,000	21,325
Kingdom of Sweden	3.750%	8/12/17	SEK	70,000	9,205
Kingdom of Sweden	4.250%	3/12/19	SEK	247,000	34,879
Kingdom of Sweden	5.000%	12/1/20	SEK	214,000	32,838
Kommuninvest I Sverige AB	2.250%	3/12/19	SEK	100,000	13,228
Kommuninvest I Sverige AB	2.500%	12/1/20	SEK	25,000	3,370
Kommuninvest I Sverige AB	4.000%	8/12/17	SEK	35,000	4,603
SBAB Bank AB	1.375%	5/2/18	EUR	3,600	4,220
SBAB Bank AB	2.375%	9/4/20	EUR	4,000	4,950
Stockholms Lans Landsting	0.750%	2/26/25	EUR	5,000	5,831
Svensk Exportkredit AB	1.125%	11/20/18	EUR	5,000	5,917
Svensk Exportkredit AB	1.875%	12/21/18	GBP	2,000	2,987
Vattenfall AB	6.125%	12/16/19	GBP	3,000	5,031
Vattenfall AB	6.250%	3/17/21	EUR	2,000	2,892
Vattenfall AB	6.750%	1/31/19	EUR	1,000	1,348
Vattenfall AB	6.875%	4/15/39	GBP	3,700	7,581
					282,370
Total Sweden (Cost $850,001)					825,019
Switzerland (1.4%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.5%)
Credit Suisse AG	1.000%	3/12/19	EUR	7,000	8,234
Credit Suisse AG	1.750%	1/15/21	EUR	7,000	8,595
Credit Suisse AG	2.125%	1/18/17	EUR	3,000	3,488
Credit Suisse AG	2.875%	10/18/18	EUR	500	613
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.500%	1/19/18	CHF	10,000	10,587
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	0.875%	8/13/19	CHF	20,000	21,700
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	8/13/21	CHF	19,000	21,106
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.000%	5/21/24	CHF	5,000	5,622
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.500%	8/2/33	CHF	10,000	12,444
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	3/15/22	CHF	2,000	2,310
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	1.625%	7/3/30	CHF	2,000	2,480
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.250%	2/25/20	CHF	3,000	3,440
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.375%	1/27/21	CHF	5,000	5,872
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	3/30/26	CHF	1,000	1,287
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.500%	2/16/27	CHF	2,000	2,609
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.750%	12/15/26	CHF	3,000	3,986
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	2.875%	2/14/22	CHF	3,000	3,688

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefbank der schweizerischen
Hypothekarinstitute AG	3.000%	6/27/17	CHF	1,000	1,084
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.000%	7/6/20	CHF	20,000	21,019
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.875%	5/7/35	CHF	2,000	2,273
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.250%	9/29/23	CHF	3,000	3,431
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	10/18/17	CHF	7,600	8,131
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	2/14/24	CHF	8,000	9,238
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.375%	9/20/29	CHF	2,000	2,398
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	1.875%	9/15/31	CHF	3,000	3,867
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.250%	8/13/32	CHF	3,000	4,084
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	2.375%	1/25/24	CHF	3,500	4,323
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	7/28/25	CHF	5,000	5,413
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.500%	4/30/30	CHF	5,000	5,363
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	4/15/24	CHF	1,000	1,102
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.750%	9/23/24	CHF	2,200	2,428
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	12/3/18	CHF	800	860
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	4/16/21	CHF	2,000	2,197
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.875%	6/20/22	CHF	15,000	16,580
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	2/17/21	CHF	2,000	2,207
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/9/22	CHF	8,500	9,479
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.000%	9/22/28	CHF	5,000	5,711
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.125%	4/28/23	CHF	6,675	7,563
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.250%	2/3/22	CHF	4,000	4,502
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	3/19/27	CHF	3,000	3,554
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.375%	11/5/27	CHF	3,000	3,555
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	9/3/20	CHF	4,000	4,497
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.500%	5/21/29	CHF	1,000	1,210
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	1.750%	4/12/17	CHF	1,000	1,064

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.000%	10/30/25	CHF	3,000	3,684
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.250%	6/16/23	CHF	10,500	12,753
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	2.750%	10/2/18	CHF	3,000	3,359
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.250%	9/10/19	CHF	5,000	5,840
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	3.500%	6/21/18	CHF	2,500	2,821
UBS AG	1.375%	4/16/21	EUR	5,000	6,051
UBS AG	2.250%	1/10/17	EUR	6,000	6,979
					296,681
Corporate Bonds (0.4%)
ABB Finance BV	2.625%	3/26/19	EUR	2,700	3,310
ABB Ltd.	2.250%	10/11/21	CHF	2,000	2,330
Adecco International Financial Services BV	2.750%	11/15/19	EUR	400	493
Adecco International Financial Services BV	4.750%	4/13/18	EUR	2,950	3,677
1 Aquarius and Investments plc for Zurich
Insurance Co. Ltd.	4.250%	10/2/43	EUR	1,310	1,666
1 Cloverie plc for Swiss Reinsurance Co. Ltd.	6.625%	9/1/42	EUR	3,000	4,348
Cloverie plc for Zurich Insurance Co. Ltd.	1.750%	9/16/24	EUR	5,400	6,555
Coca-Cola HBC Finance BV	2.375%	6/18/20	EUR	500	611
Credit Suisse AG	0.500%	3/29/18	EUR	10,000	11,524
Credit Suisse AG	0.750%	7/11/19	CHF	5,000	5,294
Credit Suisse AG	1.125%	9/15/20	EUR	5,000	5,869
Credit Suisse AG	1.375%	11/29/19	EUR	10,000	11,840
Credit Suisse AG	1.375%	1/31/22	EUR	3,000	3,538
Credit Suisse AG	3.500%	4/29/20	AUD	9,000	6,822
Credit Suisse AG	4.750%	8/5/19	EUR	6,000	7,840
Credit Suisse Group Funding Guernsey Ltd.	1.250%	4/14/22	EUR	5,000	5,605
Flughafen Zuerich AG	1.500%	4/17/23	CHF	3,000	3,422
Glencore Canada Financial Corp.	7.375%	5/27/20	GBP	1,250	1,961
Glencore Finance Canada Ltd.	5.250%	6/13/17	EUR	2,250	2,667
Glencore Finance Dubai Ltd.	2.625%	11/19/18	EUR	2,500	2,848
Glencore Finance Europe SA	1.625%	1/18/22	EUR	500	516
Glencore Finance Europe SA	1.750%	3/17/25	EUR	11,500	10,924
Glencore Finance Europe SA	2.625%	12/3/18	CHF	3,000	3,196
Glencore Finance Europe SA	4.625%	4/3/18	EUR	3,300	3,943
Glencore Finance Europe SA	6.000%	4/3/22	GBP	3,000	4,415
Glencore Finance Europe SA	6.500%	2/27/19	GBP	300	463
Holcim Finance Luxembourg SA	3.000%	1/22/24	EUR	1,000	1,273
Holcim Overseas Finance Ltd.	3.375%	6/10/21	CHF	2,000	2,373
LGT Bank AG	1.500%	5/10/21	CHF	1,000	1,110
Nestle Finance International Ltd.	0.750%	10/17/16	EUR	2,000	2,298
Nestle Finance International Ltd.	1.750%	9/12/22	EUR	1,100	1,368
Nestle Finance International Ltd.	2.250%	11/30/23	GBP	900	1,348
Novartis AG	0.625%	11/13/29	CHF	2,750	2,958
Novartis Finance SA	1.625%	11/9/26	EUR	5,000	6,144
Pfandbriefbank schweizerischer
Hypothekarinstitute AG	0.500%	5/5/28	CHF	8,000	8,658
Pfandbriefzentrale der schweizerischen
Kantonalbanken AG	0.125%	3/12/24	CHF	5,000	5,256
Proximus SA	3.000%	11/22/22	CHF	3,000	3,620

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Roche Finance Europe BV	0.875%	2/25/25	EUR	500	583
Roche Finance Europe BV	2.000%	6/25/18	EUR	3,000	3,584
Roche Finance Europe BV	5.375%	8/29/23	GBP	1,000	1,790
Roche Holdings Inc.	6.500%	3/4/21	EUR	7,595	11,354
Roche Kapitalmarkt AG	4.500%	3/23/17	CHF	5,000	5,438
Swiss Reinsurance Co. Ltd.	2.125%	9/22/17	CHF	2,000	2,165
1 Swiss Reinsurance Co. via ELM BV	2.600%	12/29/49	EUR	2,000	2,182
1 Swiss Reinsurance Co. via ELM BV	6.302%	3/29/49	GBP	3,200	4,842
Syngenta Finance NV	1.875%	11/2/21	EUR	5,800	6,895
UBS AG	0.500%	5/15/18	EUR	6,500	7,506
UBS AG	1.125%	6/30/20	EUR	5,000	5,923
UBS AG	1.250%	9/3/21	EUR	6,700	7,976
UBS AG	6.625%	4/11/18	GBP	1,750	2,819
Willow No.2 Ireland plc for Zurich Insurance
Co. Ltd.	3.375%	6/27/22	EUR	1,000	1,325
1 Zurich Insurance Co. Ltd.	4.625%	5/29/49	CHF	3,000	3,257
					219,722
Sovereign Bonds (0.5%)
Canton of Basel-City	1.875%	5/31/19	CHF	3,300	3,688
Canton of Basel-City	3.250%	1/31/20	CHF	3,000	3,554
Canton of Geneva Switzerland	1.500%	3/5/32	CHF	1,600	1,973
Canton of Geneva Switzerland	1.625%	7/30/29	CHF	3,550	4,376
Canton of Geneva Switzerland	2.125%	6/15/20	CHF	5,000	5,763
Canton of Geneva Switzerland	2.250%	2/22/21	CHF	2,000	2,369
Canton of Zurich	0.500%	12/3/20	CHF	4,595	5,003
Canton of Zurich	1.250%	7/29/22	CHF	7,300	8,349
Swiss Confederation	1.250%	6/11/24	CHF	5,200	6,161
Swiss Confederation	1.250%	5/28/26	CHF	5,800	6,973
Swiss Confederation	1.250%	6/27/37	CHF	20,200	25,898
Swiss Confederation	1.500%	7/24/25	CHF	12,450	15,173
Swiss Confederation	1.500%	4/30/42	CHF	18,800	25,754
Swiss Confederation	2.000%	10/12/16	CHF	15,100	15,934
Swiss Confederation	2.000%	4/28/21	CHF	13,200	15,644
Swiss Confederation	2.000%	5/25/22	CHF	19,000	22,984
Swiss Confederation	2.000%	6/25/64	CHF	4,800	8,529
Swiss Confederation	2.250%	7/6/20	CHF	9,500	11,178
Swiss Confederation	2.250%	6/22/31	CHF	12,500	17,536
Swiss Confederation	2.500%	3/8/36	CHF	6,000	9,187
Swiss Confederation	3.000%	5/12/19	CHF	8,000	9,324
Swiss Confederation	3.250%	6/27/27	CHF	14,000	20,283
Swiss Confederation	3.500%	4/8/33	CHF	5,600	9,266
Swiss Confederation	4.000%	2/11/23	CHF	2,180	2,985
Swiss Confederation	4.000%	1/6/49	CHF	4,500	10,098
Swiss Confederation	4.250%	6/5/17	CHF	15,000	16,509
Swisscom AG	1.750%	7/10/24	CHF	2,000	2,355
Swisscom AG	2.625%	8/31/22	CHF	1,000	1,213
Swisscom AG via Lunar Funding V	1.875%	9/8/21	EUR	2,000	2,448
Zuercher Kantonalbank	2.125%	2/5/18	CHF	3,500	3,803
					294,310
Total Switzerland (Cost $796,855)					810,713

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Thailand (0.5%)
Sovereign Bonds (0.5%)
Kingdom of Thailand	3.250%	6/16/17	THB	500,000	14,618
Kingdom of Thailand	3.400%	6/17/36	THB	85,000	2,893
Kingdom of Thailand	3.450%	3/8/19	THB	200,000	6,047
Kingdom of Thailand	3.580%	12/17/27	THB	1,077,000	36,152
Kingdom of Thailand	3.625%	6/16/23	THB	600,000	19,423
Kingdom of Thailand	3.650%	12/17/21	THB	1,200,000	38,236
Kingdom of Thailand	3.775%	6/25/32	THB	100,000	3,452
Kingdom of Thailand	3.800%	6/14/41	THB	150,000	5,369
Kingdom of Thailand	3.850%	12/12/25	THB	1,050,000	35,646
Kingdom of Thailand	3.875%	6/13/19	THB	2,200,000	67,714
Kingdom of Thailand	4.260%	12/12/37	THB	135,000	5,079
Kingdom of Thailand	4.675%	6/29/44	THB	489,000	20,388
Kingdom of Thailand	4.875%	6/22/29	THB	1,340,000	50,800
Total Thailand (Cost $297,158)					305,817
Turkey (0.3%)
Sovereign Bonds (0.3%)
Republic of Turkey	4.125%	4/11/23	EUR	6,400	7,923
Republic of Turkey	4.350%	11/12/21	EUR	5,600	7,058
Republic of Turkey	5.125%	5/18/20	EUR	3,000	3,837
Republic of Turkey	6.300%	2/14/18	TRY	30,000	10,240
Republic of Turkey	7.100%	3/8/23	TRY	65,000	20,960
Republic of Turkey	7.400%	2/5/20	TRY	40,000	13,541
Republic of Turkey	8.000%	3/12/25	TRY	80,000	26,802
Republic of Turkey	8.200%	11/16/16	TRY	10,000	3,554
Republic of Turkey	8.300%	6/20/18	TRY	20,000	7,050
Republic of Turkey	8.500%	7/10/19	TRY	50,000	17,613
Republic of Turkey	8.500%	9/14/22	TRY	30,000	10,423
Republic of Turkey	8.800%	11/14/18	TRY	40,000	14,237
Republic of Turkey	8.800%	9/27/23	TRY	25,000	8,816
Republic of Turkey	9.000%	7/24/24	TRY	25,000	8,894
Republic of Turkey	9.400%	7/8/20	TRY	25,110	9,113
Republic of Turkey	9.500%	1/12/22	TRY	10,000	3,648
Republic of Turkey	10.400%	3/27/19	TRY	20,000	7,403
Republic of Turkey	10.400%	3/20/24	TRY	25,000	9,598
Republic of Turkey	10.500%	1/15/20	TRY	20,000	7,491
Total Turkey (Cost $222,577)					198,201
United Arab Emirates (0.0%)
Sovereign Bonds (0.0%)
Emirates Telecommunications Corp.	1.750%	6/18/21	EUR	2,000	2,354
Emirates Telecommunications Corp.	2.750%	6/18/26	EUR	3,000	3,722
IPIC GMTN Ltd.	3.625%	5/30/23	EUR	3,000	3,913
IPIC GMTN Ltd.	5.875%	3/14/21	EUR	3,000	4,168
IPIC GMTN Ltd.	6.875%	3/14/26	GBP	640	1,187
Total United Arab Emirates (Cost $15,720)					15,344
United Kingdom (8.2%)
Asset-Backed/Commercial Mortgage-Backed Securities (0.6%)
AA Bond Co. Ltd.	3.781%	7/31/19	GBP	2,500	3,685
AA Bond Co. Ltd.	4.249%	7/31/20	GBP	1,800	2,689
AA Bond Co. Ltd.	4.720%	7/31/18	GBP	200	302

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	AA Bond Co. Ltd.	6.269%	7/31/25	GBP	2,000	3,356
	Abbey National Treasury Services plc	1.250%	9/18/24	EUR	1,000	1,194
	Abbey National Treasury Services plc	1.625%	11/26/20	EUR	18,000	21,933
	Abbey National Treasury Services plc	3.625%	9/8/16	EUR	11,100	12,879
	Abbey National Treasury Services plc	4.375%	1/24/18	EUR	1,000	1,232
	Abbey National Treasury Services plc	5.250%	2/16/29	GBP	758	1,412
1	Abbey National Treasury Services plc	5.750%	3/2/27	GBP	5,855	10,942
	Annington Finance No 4 plc	0.000%	12/7/22	GBP	6,740	8,272
	Annington Finance No 4 plc	0.000%	1/10/23	GBP	1,000	1,183
	Annington Repackaging No 1 Ltd.	5.324%	1/10/23	GBP	1,400	2,254
	Arqiva Financing plc	4.882%	12/31/32	GBP	3,000	4,715
	Artesian Finance II plc	6.000%	9/30/33	GBP	1,990	3,816
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	968	1,604
	Aspire Defence Finance plc	4.674%	3/31/40	GBP	2,518	4,171
	Bank of Scotland plc	4.500%	7/13/21	EUR	6,160	8,579
	Bank of Scotland plc	4.750%	6/8/22	EUR	1,840	2,658
	Bank of Scotland plc	4.875%	6/4/19	EUR	1,000	1,316
	Bank of Scotland plc	4.875%	12/20/24	GBP	1,000	1,731
	Barclays Bank plc	4.000%	10/7/19	EUR	1,600	2,081
	Barclays Bank plc	4.000%	1/12/21	EUR	15,500	20,917
	Barclays Bank plc	4.250%	1/12/22	GBP	1,000	1,645
	Bradford & Bingley plc	4.250%	5/4/16	EUR	2,000	2,291
1	Broadgate Financing plc	4.999%	10/5/33	GBP	4,000	6,833
1	Canary Wharf Finance II plc	6.455%	10/22/33	GBP	303	681
	Clydesdale Bank plc	4.625%	6/8/26	GBP	1,000	1,715
	Co-Operative Bank plc	4.750%	11/11/21	GBP	5,000	8,029
	Coventry Building Society	4.625%	4/19/18	GBP	1,300	2,028
20	CTRL Section 1 Finance plc	5.234%	5/2/35	GBP	1,431	2,542
	Derby Healthcare plc	5.564%	6/30/41	GBP	1,188	2,054
	Dignity Finance plc	3.546%	12/31/34	GBP	949	1,452
	Greene King Finance plc	5.318%	9/15/31	GBP	1,115	1,788
	High Speed Rail Finance (1) plc	4.375%	11/2/38	GBP	1,000	1,629
	Highbury Finance BV	7.017%	3/20/23	GBP	696	1,152
	Integrated Accommodation Services plc	6.480%	3/31/29	GBP	715	1,297
	Intu SGS Finance plc	4.625%	3/17/28	GBP	2,000	3,216
	Juturna European Loan Conduit No 16 plc	5.064%	8/10/33	GBP	4,128	6,746
	Leeds Building Society	4.250%	12/17/18	GBP	2,000	3,152
	Lloyds Bank plc	1.375%	4/16/21	EUR	21,800	26,286
	Lloyds Bank plc	3.500%	1/11/17	EUR	7,500	8,799
	Lloyds Bank plc	4.000%	6/25/18	EUR	500	622
	Lloyds Bank plc	4.875%	1/13/23	EUR	8,000	11,801
	Lloyds Bank plc	4.875%	3/30/27	GBP	3,081	5,403
	Lloyds Bank plc	5.125%	3/7/25	GBP	5,000	8,853
	Lloyds Bank plc	6.000%	2/8/29	GBP	2,000	3,946
1	Longstone Finance plc	4.791%	4/19/36	GBP	913	1,481
1	Marston’s Issuer plc	5.158%	10/15/27	GBP	1,150	1,730
	Mitchells & Butlers Finance plc	5.574%	12/15/30	GBP	465	752
	Mitchells & Butlers Finance plc	6.469%	9/15/30	GBP	644	1,105
	Nationwide Building Society	0.750%	6/25/19	EUR	7,900	9,242
	Nationwide Building Society	2.250%	6/25/29	EUR	5,000	6,482
	Nationwide Building Society	3.125%	10/13/16	EUR	5,500	6,388
	Nationwide Building Society	4.375%	2/28/22	EUR	17,000	23,922
	Nationwide Building Society	4.625%	2/8/21	EUR	1,000	1,383
	Nationwide Building Society	5.625%	1/28/26	GBP	1,500	2,800

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	Nats En Route plc	5.250%	3/31/26	GBP	2,447	4,056
	Octagon Healthcare Funding plc	5.333%	12/31/35	GBP	887	1,526
	Royal Bank of Scotland plc	3.875%	10/19/20	EUR	4,000	5,331
	Royal Bank of Scotland plc	4.125%	1/15/18	EUR	1,500	1,840
	Royal Bank of Scotland plc	5.125%	1/13/24	GBP	500	871
	Sceptre Funding No. 1 plc	5.253%	2/9/27	GBP	112	194
	Telereal Secured Finance plc	4.010%	12/10/31	GBP	442	631
1	Telereal Securitisation plc	5.389%	12/10/33	GBP	2,714	4,440
1	Telereal Securitisation plc	5.553%	12/10/33	GBP	974	1,624
	Yorkshire Building Society	1.250%	6/11/21	EUR	7,000	8,395
	Yorkshire Building Society	4.750%	4/12/18	GBP	1,300	2,031
						323,105
Corporate Bonds (2.0%)
	Abbey National Treasury Services plc	1.125%	1/14/22	EUR	10,000	11,446
	Abbey National Treasury Services plc	1.125%	3/10/25	EUR	10,000	11,034
	Abbey National Treasury Services plc	1.750%	1/15/18	EUR	2,000	2,349
	Abbey National Treasury Services plc	1.875%	2/17/20	GBP	1,900	2,758
	Abbey National Treasury Services plc	2.000%	1/14/19	EUR	2,000	2,378
	Abbey National Treasury Services plc	2.625%	7/16/20	EUR	5,000	6,153
	Abbey National Treasury Services plc	3.875%	10/15/29	GBP	2,000	3,056
	Abbey National Treasury Services plc	4.125%	9/14/17	GBP	500	756
	ABP Finance plc	6.250%	12/14/26	GBP	1,300	2,289
	Admiral Group plc	5.500%	7/25/24	GBP	2,000	2,871
	Affinity Sutton Capital Markets plc	5.981%	9/17/38	GBP	300	602
21	Anglian Water Services Financing plc	5.837%	7/30/22	GBP	5,000	8,860
	Anglian Water Services Financing plc	6.625%	1/15/29	GBP	615	1,241
	AstraZeneca plc	5.750%	11/13/31	GBP	5,000	9,539
1	Aviva plc	3.375%	12/4/45	EUR	3,000	3,124
1	Aviva plc	3.875%	7/3/44	EUR	300	335
1	Aviva plc	5.125%	6/4/50	GBP	3,000	4,049
1	Aviva plc	5.902%	11/29/49	GBP	300	445
1	Aviva plc	6.125%	11/14/36	GBP	3,250	4,938
1	Aviva plc	6.125%	7/5/43	EUR	1,000	1,287
1	Aviva plc	6.125%	9/29/49	GBP	1,200	1,811
1	Aviva plc	6.625%	6/3/41	GBP	1,000	1,576
1	Aviva plc	6.875%	5/22/38	EUR	9,030	11,304
1	Aviva plc	6.875%	11/29/49	GBP	3,500	5,381
1	Aviva plc	6.875%	5/20/58	GBP	2,327	3,665
	Babcock International Group plc	1.750%	10/6/22	EUR	800	915
	Bank of Scotland plc	9.375%	5/15/21	GBP	1,620	2,963
	Barclays Bank plc	2.125%	2/24/21	EUR	5,000	6,221
	Barclays Bank plc	5.750%	9/14/26	GBP	1,300	2,060
	Barclays Bank plc	6.000%	1/14/21	EUR	2,500	3,259
1	Barclays Bank plc	6.750%	1/16/23	GBP	1,050	1,608
	Barclays Bank plc	10.000%	5/21/21	GBP	2,533	4,608
	Barclays plc	1.500%	4/1/22	EUR	1,000	1,134
	BAT International Finance plc	0.875%	10/13/23	EUR	15,615	17,745
	BAT International Finance plc	2.750%	3/25/25	EUR	7,850	10,175
	BAT International Finance plc	4.000%	9/4/26	GBP	1,500	2,420
	BAT International Finance plc	5.375%	6/29/17	EUR	3,500	4,254
	BAT International Finance plc	6.000%	11/24/34	GBP	4,000	7,806
	BAT International Finance plc	6.375%	12/12/19	GBP	1,000	1,710
	BG Energy Capital plc	1.250%	11/21/22	EUR	6,000	7,062
	BG Energy Capital plc	2.250%	11/21/29	EUR	3,618	4,404

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	BG Energy Capital plc	3.625%	7/16/19	EUR	3,500	4,439
	BG Energy Capital plc	5.125%	12/7/17	GBP	700	1,081
	BG Energy Capital plc	5.125%	12/1/25	GBP	5,000	8,631
1	BG Energy Capital plc	6.500%	11/30/72	EUR	500	620
1	BG Energy Capital plc	6.500%	11/30/72	GBP	1,400	2,151
	BP Capital Markets plc	1.000%	8/28/20	CHF	2,000	2,169
	BP Capital Markets plc	1.526%	9/26/22	EUR	6,000	7,105
	BP Capital Markets plc	1.573%	2/16/27	EUR	4,000	4,565
	BP Capital Markets plc	2.177%	9/28/21	EUR	5,700	7,010
	BP Capital Markets plc	2.213%	9/25/26	EUR	5,100	6,216
	BP Capital Markets plc	2.972%	2/27/26	EUR	4,000	5,201
	BP Capital Markets plc	2.994%	2/18/19	EUR	2,400	2,959
	BP Capital Markets plc	3.497%	11/9/20	CAD	12,000	10,047
	BP Capital Markets plc	4.154%	6/1/20	EUR	1,600	2,103
	BP Capital Markets plc	4.325%	12/10/18	GBP	700	1,095
	BPHA Finance plc	4.816%	4/11/44	GBP	1,000	1,713
	Brambles Finance Ltd.	2.375%	6/12/24	EUR	400	489
	British American Tobacco Holdings
	The Netherlands BV	3.125%	3/6/29	EUR	2,000	2,675
	British Telecommunications plc	1.125%	6/10/19	EUR	1,600	1,879
	British Telecommunications plc	1.750%	3/10/26	EUR	8,000	9,326
	British Telecommunications plc	5.750%	12/7/28	GBP	1,390	2,571
	British Telecommunications plc	6.375%	6/23/37	GBP	1,500	3,047
	British Telecommunications plc	6.625%	6/23/17	GBP	200	310
	BSKYB Finance UK plc	5.750%	10/20/17	GBP	350	543
	Centrica plc	4.250%	9/12/44	GBP	3,750	5,666
	Centrica plc	4.375%	3/13/29	GBP	4,800	7,700
1	Centrica plc	5.250%	4/10/75	GBP	5,000	6,813
	Centrica plc	7.000%	9/19/18	GBP	4,600	7,546
	Centrica plc	7.000%	9/19/33	GBP	1,400	2,883
	Circle Anglia Social Housing plc	7.250%	11/12/38	GBP	2,650	5,958
	Community Finance Co. 1 plc	5.017%	7/31/34	GBP	400	750
	Compass Group plc	3.125%	2/13/19	EUR	1,590	1,974
	Coventry Building Society	2.250%	12/4/17	EUR	5,000	5,896
	Coventry Building Society	2.500%	11/18/20	EUR	5,246	6,332
	Coventry Building Society	5.875%	9/28/22	GBP	5,487	9,590
1	CPUK Finance Ltd.	7.239%	2/28/42	GBP	2,700	4,870
	Crh Finance UK plc	4.125%	12/2/29	GBP	200	311
	Delphi Automotive plc	1.500%	3/10/25	EUR	5,322	5,829
	Diageo Finance plc	1.125%	5/20/19	EUR	500	590
21	Dwr Cymru Financing Ltd.	6.015%	3/31/28	GBP	500	961
	Dwr Cymru Financing Ltd.	6.907%	3/31/21	GBP	567	1,020
	East Finance plc	5.486%	6/15/42	GBP	297	555
	Eastern Power Networks plc	4.750%	9/30/21	GBP	1,000	1,650
	Eastern Power Networks plc	8.500%	3/31/25	GBP	1,000	2,095
	EE Finance plc	4.375%	3/28/19	GBP	2,950	4,624
	Elsevier Finance SA Via ELM BV	2.500%	9/24/20	EUR	1,000	1,241
	EMH Treasury plc	4.500%	1/29/44	GBP	394	641
	ENW Finance plc	6.125%	7/21/21	GBP	1,000	1,736
	Eversholt Funding plc	5.831%	12/2/20	GBP	800	1,347
	Eversholt Funding plc	6.359%	12/2/25	GBP	500	917
	Eversholt Funding plc	6.697%	2/22/35	GBP	1,800	3,442
	Experian Finance plc	3.500%	10/15/21	GBP	1,000	1,552
	Experian Finance plc	4.750%	11/23/18	GBP	800	1,260

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Experian Finance plc	4.750%	2/4/20	EUR	4,000	5,282
FCE Bank plc	1.134%	2/10/22	EUR	1,330	1,505
FCE Bank plc	1.750%	5/21/18	EUR	1,385	1,633
FCE Bank plc	1.875%	6/24/21	EUR	5,000	5,924
FCE Bank plc	2.759%	11/13/19	GBP	2,000	2,979
FCE Bank plc	4.825%	2/15/17	GBP	4,843	7,248
Fidelity International Ltd.	6.875%	2/24/17	EUR	300	361
Firstgroup plc	5.250%	11/29/22	GBP	4,000	6,412
Firstgroup plc	6.875%	9/18/24	GBP	2,660	4,705
Firstgroup plc	8.750%	4/8/21	GBP	4,000	7,245
G4S International Finance plc	2.625%	12/6/18	EUR	7,000	8,393
G4S International Finance plc	2.875%	5/2/17	EUR	4,000	4,687
G4S plc	7.750%	5/13/19	GBP	4,977	8,308
1 Gatwick Funding Ltd.	5.250%	1/23/26	GBP	1,000	1,707
Gatwick Funding Ltd.	5.750%	1/23/37	GBP	500	957
Gatwick Funding Ltd.	6.125%	3/2/26	GBP	5,050	9,365
GlaxoSmithKline Capital plc	0.625%	12/2/19	EUR	5,327	6,208
GlaxoSmithKline Capital plc	3.375%	12/20/27	GBP	3,000	4,603
GlaxoSmithKline Capital plc	4.000%	6/16/25	EUR	1,000	1,454
GlaxoSmithKline Capital plc	4.250%	12/18/45	GBP	400	656
GlaxoSmithKline Capital plc	5.250%	12/19/33	GBP	300	556
GlaxoSmithKline Capital plc	6.375%	3/9/39	GBP	845	1,785
Go-Ahead Group plc	5.375%	9/29/17	GBP	450	689
Great Places Housing Group Ltd.	4.750%	10/22/42	GBP	500	842
Great Rolling Stock Co. Ltd.	6.250%	7/27/20	GBP	3,700	6,231
Great Rolling Stock Co. Ltd.	6.875%	7/27/35	GBP	881	1,645
Guinness Partnership Ltd.	4.000%	10/24/44	GBP	978	1,492
Gwynt Y Mor Ofto plc	2.778%	2/17/34	GBP	960	1,372
Hammerson plc	2.000%	7/1/22	EUR	3,300	3,885
Hammerson plc	6.000%	2/23/26	GBP	4,000	7,184
Hammerson plc	7.250%	4/21/28	GBP	1,000	1,988
1 HBOS plc	4.500%	3/18/30	EUR	3,000	3,737
Heathrow Funding Ltd.	1.500%	2/11/30	EUR	9,700	10,475
1 Heathrow Funding Ltd.	4.375%	1/25/19	EUR	2,000	2,361
Heathrow Funding Ltd.	4.600%	2/15/18	EUR	500	617
Heathrow Funding Ltd.	4.625%	10/31/46	GBP	300	516
Heathrow Funding Ltd.	5.225%	2/15/23	GBP	2,200	3,724
Heathrow Funding Ltd.	5.875%	5/13/41	GBP	6,000	11,945
Heathrow Funding Ltd.	6.250%	9/10/18	GBP	3,700	5,862
Heathrow Funding Ltd.	6.450%	12/10/31	GBP	2,500	5,071
Heathrow Funding Ltd.	7.125%	2/14/24	GBP	3,320	6,090
1 HSBC Bank Capital Funding Sterling 1 LP	5.844%	11/29/49	GBP	250	391
1 HSBC Bank Capital Funding Sterling 2 LP	5.862%	4/29/49	GBP	1,000	1,492
HSBC Bank plc	2.375%	4/4/18	CHF	1,000	1,095
HSBC Bank plc	3.125%	11/15/17	EUR	3,000	3,588
HSBC Bank plc	4.000%	1/15/21	EUR	9,500	12,753
1 HSBC Bank plc	5.000%	3/20/23	GBP	3,680	5,561
1 HSBC Bank plc	5.375%	11/4/30	GBP	1,000	1,547
HSBC Bank plc	5.375%	8/22/33	GBP	2,000	3,256
HSBC Bank plc	6.250%	1/30/41	GBP	66	123
HSBC Bank plc	6.500%	7/7/23	GBP	5,000	8,705
HSBC Holdings plc	3.000%	6/30/25	EUR	15,500	18,240
1 HSBC Holdings plc	3.375%	1/10/24	EUR	2,500	2,959
HSBC Holdings plc	6.000%	6/10/19	EUR	2,000	2,635

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
HSBC Holdings plc	6.000%	3/29/40	GBP	2,250	3,625
1 HSBC Holdings plc	6.375%	10/18/22	GBP	5,350	8,152
HSBC Holdings plc	6.750%	9/11/28	GBP	2,750	4,684
HSBC Holdings plc	7.000%	4/7/38	GBP	500	900
Hyde Housing Association Ltd.	5.125%	7/23/40	GBP	275	493
ICAP Group Holdings plc	3.125%	3/6/19	EUR	1,000	1,171
Imperial Tobacco Finance plc	3.375%	2/26/26	EUR	400	532
Imperial Tobacco Finance plc	4.500%	7/5/18	EUR	2,000	2,503
Imperial Tobacco Finance plc	4.875%	6/7/32	GBP	2,450	4,076
Imperial Tobacco Finance plc	7.750%	6/24/19	GBP	5,600	9,630
Imperial Tobacco Finance plc	9.000%	2/17/22	GBP	2,500	4,898
InterContinental Hotels Group plc	3.875%	11/28/22	GBP	2,500	3,836
Intu Metrocentre Finance plc	4.125%	12/6/23	GBP	2,000	3,117
1 Intu SGS Finance plc	3.875%	3/17/28	GBP	1,100	1,684
Investec plc	4.500%	5/5/22	GBP	1,300	1,881
1 Land Securities Capital Markets plc	4.875%	9/29/25	GBP	300	509
1 Land Securities Capital Markets plc	5.125%	2/7/36	GBP	500	903
1 Land Securities Capital Markets plc	5.391%	3/31/27	GBP	6,114	10,869
1 Land Securities Capital Markets plc	5.396%	7/31/32	GBP	3,400	6,247
Leeds Building Society	1.375%	5/5/22	EUR	5,000	5,560
Leeds Building Society	2.625%	4/1/21	EUR	12,000	14,298
1 Legal & General Group plc	5.375%	10/27/45	GBP	400	582
1 Legal & General Group plc	5.500%	6/27/64	GBP	2,100	2,784
1 Legal & General Group plc	5.875%	3/29/49	GBP	400	601
1 Legal & General Group plc	6.385%	5/29/49	GBP	2,000	2,987
1 Legal & General Group plc	10.000%	7/23/41	GBP	2,000	3,677
Libra Longhurst Group Treasury plc	5.125%	8/2/38	GBP	1,797	3,113
1 Liverpool Victoria Friendly Society Ltd.	6.500%	5/22/43	GBP	600	837
Lloyds Bank plc	0.625%	4/20/20	EUR	5,000	5,729
Lloyds Bank plc	1.000%	11/19/21	EUR	5,000	5,757
1 Lloyds Bank plc	5.750%	7/9/25	GBP	1,000	1,557
Lloyds Bank plc	6.500%	3/24/20	EUR	2,000	2,700
Lloyds Bank plc	6.500%	9/17/40	GBP	1,350	2,823
Lloyds Bank plc	7.500%	4/15/24	GBP	1,000	1,941
Lloyds Bank plc	7.625%	4/22/25	GBP	7,290	13,162
London & Quadrant Housing Trust	4.625%	12/5/33	GBP	500	865
London & Quadrant Housing Trust	5.500%	1/27/40	GBP	400	772
London Power Networks plc	5.125%	3/31/23	GBP	3,000	5,075
Manchester Airport Group Funding plc	4.750%	3/31/34	GBP	2,000	3,394
Marks & Spencer plc	4.750%	6/12/25	GBP	1,500	2,382
Mondi Finance plc	5.750%	4/3/17	EUR	1,000	1,203
Motability Operations Group plc	3.750%	11/29/17	EUR	8,889	10,766
Motability Operations Group plc	4.375%	2/8/27	GBP	2,000	3,341
Motability Operations Group plc	5.625%	11/29/30	GBP	2,000	3,811
Motability Operations Group plc	6.625%	12/10/19	GBP	1,500	2,580
National Grid Electricity Transmission plc	5.875%	2/2/24	GBP	2,000	3,649
National Grid Electricity Transmission plc	6.500%	7/27/28	GBP	4,694	9,457
National Grid Gas plc	6.000%	6/7/17	GBP	500	768
National Grid Gas plc	6.375%	3/3/20	GBP	500	862
National Grid plc	4.375%	3/10/20	EUR	1,000	1,318
Nationwide Building Society	1.250%	3/3/25	EUR	3,000	3,345
1 Nationwide Building Society	4.125%	3/20/23	EUR	2,600	3,084
Nationwide Building Society	5.625%	9/9/19	GBP	400	659
Nationwide Building Society	6.750%	7/22/20	EUR	5,500	7,437

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Next plc	5.375%	10/26/21	GBP	3,000	5,031
1 NGG Finance plc	4.250%	6/18/76	EUR	1,500	1,801
1 NGG Finance plc	5.625%	6/18/73	GBP	500	767
Northern Gas Networks Finance plc	4.875%	6/30/27	GBP	300	514
Northern Gas Networks Finance plc	4.875%	11/15/35	GBP	900	1,560
Northern Gas Networks Finance plc	5.625%	3/23/40	GBP	2,423	4,622
Northern Gas Networks Finance plc	5.875%	7/8/19	GBP	750	1,238
Northern Powergrid Holdings Co.	7.250%	12/15/22	GBP	1,060	1,977
Northern Powergrid Yorkshire plc	5.125%	5/4/35	GBP	1,733	3,105
Northumbrian Water Finance plc	5.125%	1/23/42	GBP	350	634
Northumbrian Water Finance plc	6.000%	10/11/17	GBP	700	1,088
Notting Hill Housing Trust	3.750%	12/20/32	GBP	2,200	3,319
Orbit Capital plc	3.500%	3/24/45	GBP	1,967	2,715
Peabody Capital No 2 plc	4.625%	12/12/53	GBP	150	260
Peabody Capital plc	5.250%	3/17/43	GBP	1,000	1,814
Phoenix Natural Gas Finance plc	5.500%	7/10/17	GBP	350	534
Porterbrook Rail Finance Ltd.	6.500%	10/20/20	GBP	1,000	1,720
Porterbrook Rail Finance Ltd.	7.125%	10/20/26	GBP	3,000	5,930
Prudential plc	1.750%	11/27/18	GBP	200	294
1 Prudential plc	5.700%	12/19/63	GBP	1,000	1,344
Prudential plc	5.875%	5/11/29	GBP	1,111	2,051
Prudential plc	6.125%	12/19/31	GBP	3,000	4,911
1 Prudential plc	11.375%	5/29/39	GBP	200	359
Reed Elsevier Investments plc	7.000%	12/11/17	GBP	600	953
RELX Capital Inc.	1.300%	5/12/25	EUR	2,000	2,305
Rentokil Initial plc	3.375%	9/24/19	EUR	6,000	7,504
1 RL Finance Bonds No. 2 plc	6.125%	11/30/43	GBP	1,100	1,668
RL Finance Bonds No. 3 plc	6.125%	11/13/28	GBP	500	742
Rolls-Royce plc	2.125%	6/18/21	EUR	1,500	1,834
Rolls-Royce plc	3.375%	6/18/26	GBP	2,000	2,962
Rolls-Royce plc	6.750%	4/30/19	GBP	150	252
Royal Bank of Scotland Group plc	1.625%	6/25/19	EUR	3,700	4,316
Royal Bank of Scotland plc	5.375%	9/30/19	EUR	3,000	3,995
Royal Bank of Scotland plc	5.500%	3/23/20	EUR	2,000	2,713
Royal Bank of Scotland plc	6.000%	5/17/17	GBP	250	383
Royal Bank of Scotland plc	6.625%	9/17/18	GBP	800	1,298
1 RSA Insurance Group plc	5.125%	10/10/45	GBP	2,000	2,735
1 RSA Insurance Group plc	6.701%	5/29/49	GBP	490	741
1 RSA Insurance Group plc	9.375%	5/20/39	GBP	3,200	5,431
RSL Finance No 1 plc	6.625%	3/31/38	GBP	649	1,262
SABMiller Holdings Inc.	1.875%	1/20/20	EUR	3,000	3,649
Sanctuary Capital plc	5.000%	4/26/47	GBP	1,112	2,052
Saxon Weald Capital plc	5.375%	6/6/42	GBP	296	528
Scotland Gas Networks plc	4.875%	12/21/34	GBP	1,000	1,718
Scottish Power UK plc	8.375%	2/20/17	GBP	550	848
Scottish Widows plc	5.500%	6/16/23	GBP	2,500	3,764
Severn Trent Utilities Finance plc	3.625%	1/16/26	GBP	2,500	3,895
Severn Trent Utilities Finance plc	4.875%	1/24/42	GBP	2,240	3,940
Severn Trent Utilities Finance plc	6.000%	1/22/18	GBP	1,650	2,595
Sky plc	1.500%	9/15/21	EUR	700	815
Sky plc	2.250%	11/17/25	EUR	500	586
Sky plc	2.500%	9/15/26	EUR	21,000	25,120
Sky plc	2.875%	11/24/20	GBP	5,150	7,807
Sky plc	4.000%	11/26/29	GBP	4,800	7,335

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
1	Society of Lloyd’s	7.421%	6/21/49	GBP	300	454
	South East Water Finance Ltd.	5.658%	9/30/19	GBP	400	650
	South Eastern Power Networks plc	5.625%	9/30/30	GBP	2,350	4,310
	Southern Electric Power Distribution plc	5.500%	6/7/32	GBP	206	378
	Southern Gas Networks plc	4.875%	12/21/20	GBP	1,300	2,151
1	Southern Water Services Finance Ltd.	4.500%	3/31/38	GBP	1,000	1,545
	Southern Water Services Finance Ltd.	5.000%	3/31/21	GBP	4,000	6,618
22	Southern Water Services Finance Ltd.	6.192%	3/31/29	GBP	3,000	5,810
	Sovereign Housing Capital plc	4.768%	6/1/43	GBP	289	507
	SPD Finance UK plc	5.875%	7/17/26	GBP	1,000	1,827
	SSE plc	2.000%	6/17/20	EUR	7,200	8,694
1	SSE plc	3.875%	12/29/49	GBP	700	999
	SSE plc	5.000%	10/1/18	GBP	1,000	1,585
	SSE plc	6.250%	8/27/38	GBP	2,000	3,964
	SSE plc	8.375%	11/20/28	GBP	1,150	2,548
	Stagecoach Group plc	4.000%	9/29/25	GBP	300	451
1	Standard Chartered Bank	5.375%	6/29/49	GBP	1,000	1,386
	Standard Chartered Bank	7.750%	4/3/18	GBP	1,150	1,843
	Standard Chartered plc	1.625%	6/13/21	EUR	5,800	6,742
	Standard Chartered plc	1.750%	10/29/17	EUR	9,060	10,603
	Standard Chartered plc	3.125%	11/19/24	EUR	500	536
	Standard Chartered plc	3.625%	11/23/22	EUR	1,700	1,930
1	Standard Chartered plc	4.000%	10/21/25	EUR	4,000	4,526
	Standard Chartered plc	4.375%	1/18/38	GBP	1,080	1,566
	Standard Chartered plc	5.125%	6/6/34	GBP	4,700	5,897
1	Standard Life plc	5.500%	12/4/42	GBP	3,500	5,217
1	Standard Life plc	6.546%	11/29/49	GBP	2,000	3,059
	Swan Housing Capital plc	3.625%	3/5/48	GBP	2,014	2,816
	Thames Water Utilities Cayman Finance Ltd.	4.000%	6/19/25	GBP	3,000	4,818
	Thames Water Utilities Cayman Finance Ltd.	4.375%	7/3/34	GBP	1,795	2,915
	Thames Water Utilities Cayman Finance Ltd.	4.625%	6/4/46	GBP	1,000	1,700
1	Thames Water Utilities Cayman Finance Ltd.	5.375%	7/21/25	GBP	2,155	3,255
	Thames Water Utilities Cayman Finance Ltd.	5.500%	2/11/41	GBP	2,175	4,095
	Thames Water Utilities Cayman Finance Ltd.	7.241%	4/9/58	GBP	750	1,209
	THFC Funding No 3 plc	5.200%	10/11/43	GBP	4,900	8,733
	Together Housing Finance plc	4.500%	12/17/42	GBP	430	698
	Unilever NV	1.750%	8/5/20	EUR	2,000	2,454
1	UNITE USAF II plc	3.374%	6/30/28	GBP	1,000	1,525
	United Utilities Water Ltd.	4.250%	1/24/20	EUR	3,000	3,911
	United Utilities Water Ltd.	5.625%	12/20/27	GBP	1,510	2,752
	United Utilities Water Ltd.	5.750%	3/25/22	GBP	2,250	3,919
	University of Cambridge	3.750%	10/17/52	GBP	700	1,246
	Vodafone Group plc	0.875%	11/17/20	EUR	10,800	12,451
	Vodafone Group plc	1.750%	8/25/23	EUR	13,200	15,659
	Vodafone Group plc	1.875%	9/11/25	EUR	4,400	5,211
	Vodafone Group plc	5.375%	12/5/17	GBP	2,450	3,796
	Vodafone Group plc	5.900%	11/26/32	GBP	1,000	1,773
	Vodafone Group plc	8.125%	11/26/18	GBP	2,900	4,928
	Wales & West Utilities Finance plc	6.250%	11/30/21	GBP	1,000	1,772
	Wellcome Trust Finance plc	4.000%	5/9/59	GBP	2,000	3,886
	Western Power Distribution East Midlands plc	5.250%	1/17/23	GBP	2,500	4,234
	Western Power Distribution South Wales plc	5.750%	3/23/40	GBP	850	1,637
	Western Power Distribution South West plc	5.750%	3/23/40	GBP	200	384
	WHG Treasury plc	4.250%	10/6/45	GBP	4,000	6,286

Total International Bond Index Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date	Currency	(000)	($000)
	WM Morrison Supermarkets plc	2.250%	6/19/20	EUR	600	715
	WM Treasury plc	4.625%	12/3/42	GBP	2,000	3,248
	WPP Finance 2013	3.000%	11/20/23	EUR	2,000	2,587
	WPP Finance SA	6.375%	11/6/20	GBP	3,200	5,540
	Yorkshire Building Society	1.250%	3/17/22	EUR	11,403	12,679
	Yorkshire Building Society	2.125%	3/18/19	EUR	5,210	6,153
	Yorkshire Water Services Bradford Finance Ltd.	3.625%	8/1/29	GBP	500	773
	Yorkshire Water Services Bradford Finance Ltd.	6.000%	8/21/19	GBP	3,105	5,171
						1,181,974
Sovereign Bonds (5.6%)
20	LCR Finance plc	4.500%	12/7/28	GBP	5,500	9,989
20	LCR Finance plc	4.500%	12/7/38	GBP	1,100	2,087
20	LCR Finance plc	5.100%	3/7/51	GBP	1,200	2,706
20	Lloyds Bank plc	1.500%	5/2/17	GBP	5,000	7,355
20	Merseylink Issuer plc	3.842%	3/31/43	GBP	300	520
20	Network Rail Infrastructure Finance plc	1.000%	12/7/17	GBP	3,200	4,694
20	Network Rail Infrastructure Finance plc	2.750%	10/6/21	CHF	2,500	3,071
20	Network Rail Infrastructure Finance plc	4.375%	12/9/30	GBP	3,200	5,799
20	Network Rail Infrastructure Finance plc	4.625%	7/21/20	GBP	200	334
20	Network Rail Infrastructure Finance plc	4.750%	1/22/24	GBP	5,000	8,878
20	Network Rail Infrastructure Finance plc	4.750%	11/29/35	GBP	1,200	2,322
	Transport for London	2.250%	8/9/22	GBP	900	1,351
	Transport for London	3.625%	5/15/45	GBP	1,900	3,026
	Transport for London	3.875%	7/23/42	GBP	2,400	3,978
	Transport for London	4.000%	4/7/64	GBP	1,200	2,205
	United Kingdom	1.000%	9/7/17	GBP	74,500	109,622
	United Kingdom	1.250%	7/22/18	GBP	65,000	96,498
	United Kingdom	1.500%	1/22/21	GBP	65,000	97,296
	United Kingdom	1.500%	7/22/26	GBP	13,000	18,575
	United Kingdom	1.750%	7/22/19	GBP	71,400	107,779
	United Kingdom	1.750%	9/7/22	GBP	84,800	127,969
	United Kingdom	2.000%	7/22/20	GBP	188,000	287,489
	United Kingdom	2.000%	9/7/25	GBP	30,000	45,348
	United Kingdom	2.000%	9/7/25	GBP	4,000	6,046
	United Kingdom	2.250%	9/7/23	GBP	69,500	107,956
	United Kingdom	2.500%	7/22/65	GBP	18,000	28,445
	United Kingdom	2.750%	9/7/24	GBP	64,950	104,237
	United Kingdom	3.250%	1/22/44	GBP	68,900	117,922
	United Kingdom	3.500%	1/22/45	GBP	76,750	137,620
8	United Kingdom	3.500%	7/22/68	GBP	52,000	105,844
	United Kingdom	3.750%	9/7/19	GBP	12,000	19,343
	United Kingdom	3.750%	9/7/20	GBP	28,500	46,891
	United Kingdom	3.750%	9/7/21	GBP	50,100	83,678
	United Kingdom	3.750%	7/22/52	GBP	63,100	125,543
	United Kingdom	4.000%	3/7/22	GBP	12,800	21,944
	United Kingdom	4.000%	1/22/60	GBP	34,200	74,781
	United Kingdom	4.250%	12/7/27	GBP	30,900	56,926
	United Kingdom	4.250%	6/7/32	GBP	48,500	91,597
	United Kingdom	4.250%	3/7/36	GBP	88,000	168,947
	United Kingdom	4.250%	9/7/39	GBP	51,596	100,986
	United Kingdom	4.250%	12/7/40	GBP	52,900	104,557
	United Kingdom	4.250%	12/7/46	GBP	37,700	77,609
	United Kingdom	4.250%	12/7/49	GBP	26,000	55,127
	United Kingdom	4.250%	12/7/55	GBP	28,100	62,913

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
United Kingdom	4.500%	3/7/19	GBP	35,800	58,164
United Kingdom	4.500%	9/7/34	GBP	63,700	125,104
United Kingdom	4.500%	12/7/42	GBP	29,600	61,419
United Kingdom	4.750%	3/7/20	GBP	25,000	42,084
United Kingdom	4.750%	12/7/30	GBP	48,300	95,115
United Kingdom	4.750%	12/7/38	GBP	10,708	22,287
United Kingdom	5.000%	3/7/18	GBP	45,000	71,352
United Kingdom	5.000%	3/7/25	GBP	41,500	78,274
United Kingdom	8.000%	6/7/21	GBP	11,000	21,687
Urenco Finance NV	2.500%	2/15/21	EUR	3,000	3,618
Urenco Finance NV	4.000%	5/5/17	EUR	700	832
					3,227,739
Total United Kingdom (Cost $4,798,070)					4,732,818
United States (2.2%)
Corporate Bonds (2.2%)
3M Co.	0.950%	5/15/23	EUR	2,000	2,346
3M Co.	1.500%	11/9/26	EUR	200	241
3M Co.	1.750%	5/15/30	EUR	1,517	1,842
3M Co.	1.875%	11/15/21	EUR	400	495
Air Products & Chemicals Inc.	1.000%	2/12/25	EUR	3,337	3,805
Amgen Inc.	1.250%	2/25/22	EUR	11,630	13,599
Amgen Inc.	2.000%	2/25/26	EUR	2,500	2,986
Amgen Inc.	2.125%	9/13/19	EUR	2,000	2,425
Amgen Inc.	4.000%	9/13/29	GBP	4,500	7,075
Amgen Inc.	4.375%	12/5/18	EUR	1,000	1,266
Amgen Inc.	5.500%	12/7/26	GBP	4,400	7,820
Aon plc	2.875%	5/14/26	EUR	3,400	4,144
Apple Inc.	0.350%	6/10/20	JPY	1,350,000	12,742
Apple Inc.	0.750%	2/25/30	CHF	5,500	5,945
Apple Inc.	1.000%	11/10/22	EUR	6,000	7,060
Apple Inc.	1.625%	11/10/26	EUR	4,039	4,818
Apple Inc.	2.000%	9/17/27	EUR	2,080	2,552
Apple Inc.	3.050%	7/31/29	GBP	7,000	10,394
Apple Inc.	3.600%	7/31/42	GBP	3,000	4,442
Apple Inc.	3.700%	8/28/22	AUD	2,000	1,562
AT&T Inc.	1.375%	12/4/24	CHF	500	562
AT&T Inc.	1.450%	6/1/22	EUR	7,714	9,077
AT&T Inc.	1.875%	12/4/20	EUR	400	486
AT&T Inc.	2.500%	3/15/23	EUR	2,000	2,483
AT&T Inc.	2.600%	12/17/29	EUR	8,775	10,513
AT&T Inc.	2.750%	5/19/23	EUR	2,000	2,511
AT&T Inc.	3.375%	3/15/34	EUR	1,900	2,405
AT&T Inc.	3.500%	12/17/25	EUR	2,000	2,662
AT&T Inc.	3.550%	12/17/32	EUR	2,800	3,647
AT&T Inc.	3.825%	11/25/20	CAD	1,750	1,491
AT&T Inc.	4.250%	6/1/43	GBP	4,467	6,643
AT&T Inc.	4.375%	9/14/29	GBP	2,488	3,973
AT&T Inc.	4.875%	6/1/44	GBP	2,350	3,822
AT&T Inc.	5.200%	11/18/33	GBP	4,000	6,850
AT&T Inc.	5.500%	3/15/27	GBP	3,000	5,262
AT&T Inc.	7.000%	4/30/40	GBP	5,150	10,773
Bank of America Corp.	1.375%	3/26/25	EUR	3,000	3,394

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Bank of America Corp.	1.625%	9/14/22	EUR	5,000	5,909
Bank of America Corp.	2.375%	6/19/24	EUR	5,000	6,120
Bank of America Corp.	2.500%	7/27/20	EUR	10,500	12,970
Bank of America Corp.	4.250%	3/5/20	AUD	10,540	8,196
Bank of America Corp.	4.250%	12/10/26	GBP	2,300	3,691
Bank of America Corp.	4.625%	8/7/17	EUR	3,450	4,176
Bank of America Corp.	4.625%	9/14/18	EUR	1,500	1,865
Bank of America Corp.	5.500%	11/22/21	GBP	800	1,311
Bank of America Corp.	6.125%	9/15/21	GBP	3,000	5,177
Bank of America Corp.	7.000%	7/31/28	GBP	5,500	10,919
Bank of America Corp.	7.750%	4/30/18	GBP	2,450	3,996
Berkshire Hathaway Inc.	0.500%	3/13/20	EUR	8,000	9,231
Berkshire Hathaway Inc.	0.750%	3/16/23	EUR	1,000	1,140
Berkshire Hathaway Inc.	1.125%	3/16/27	EUR	830	912
Berkshire Hathaway Inc.	1.300%	3/15/24	EUR	4,400	5,151
Berkshire Hathaway Inc.	1.625%	3/16/35	EUR	4,000	4,239
BlackRock Inc.	1.250%	5/6/25	EUR	1,250	1,427
3 Blackstone Holdings Finance Co. LLC	2.000%	5/19/25	EUR	2,000	2,389
Bristol-Myers Squibb Co.	1.000%	5/15/25	EUR	1,625	1,869
Bristol-Myers Squibb Co.	1.750%	5/15/35	EUR	4,000	4,431
Brookfield Infrastructure Finance Pty Ltd.	3.455%	10/10/17	CAD	5,000	4,052
Cargill Inc.	1.875%	9/4/19	EUR	1,100	1,331
Cargill Inc.	2.500%	2/15/23	EUR	10,000	12,523
Carnival Corp.	1.125%	11/6/19	EUR	5,000	5,842
Carnival Corp.	1.625%	2/22/21	EUR	8,400	9,884
Carnival Corp.	1.875%	11/7/22	EUR	5,400	6,379
Citigroup Inc.	1.375%	10/27/21	EUR	10,000	11,734
Citigroup Inc.	1.750%	1/29/18	EUR	6,000	7,071
Citigroup Inc.	1.750%	1/28/25	EUR	600	697
Citigroup Inc.	2.125%	9/10/26	EUR	5,400	6,397
Citigroup Inc.	2.375%	5/22/24	EUR	5,000	6,125
Citigroup Inc.	2.400%	10/31/25	JPY	500,000	5,289
Citigroup Inc.	3.000%	3/21/19	CHF	1,000	1,128
Citigroup Inc.	3.390%	11/18/21	CAD	4,970	4,121
Citigroup Inc.	4.500%	3/3/31	GBP	1,000	1,540
Citigroup Inc.	5.000%	8/2/19	EUR	13,200	17,352
Citigroup Inc.	5.125%	12/12/18	GBP	6,700	10,503
Citigroup Inc.	7.375%	9/4/19	EUR	1,000	1,410
Citigroup Inc.	7.375%	9/1/39	GBP	400	888
Citigroup Inc.	7.625%	4/3/18	GBP	900	1,463
Coca-Cola Co.	0.750%	3/9/23	EUR	5,500	6,338
Coca-Cola Co.	1.125%	9/22/22	EUR	1,000	1,189
Coca-Cola Co.	1.125%	3/9/27	EUR	12,900	14,699
Coca-Cola Co.	1.625%	3/9/35	EUR	5,400	6,045
Coca-Cola Co.	1.875%	9/22/26	EUR	2,459	3,034
Coca-Cola Enterprises Inc.	2.000%	12/5/19	EUR	1,000	1,208
Coca-Cola Enterprises Inc.	2.375%	5/7/25	EUR	3,000	3,656
Comcast Corp.	5.500%	11/23/29	GBP	4,000	7,435
DH Europe Finance SA	1.000%	7/8/19	EUR	4,400	5,168
Digital Stout Holding LLC	4.250%	1/17/25	GBP	2,000	3,014
Digital Stout Holding LLC	4.750%	10/13/23	GBP	1,000	1,560
Discovery Communications LLC	2.375%	3/7/22	EUR	1,000	1,162
Dover Corp.	2.125%	12/1/20	EUR	1,300	1,589
Eli Lilly & Co.	1.000%	6/2/22	EUR	3,800	4,453
Expedia Inc.	2.500%	6/3/22	EUR	1,350	1,543
FedEx Corp.	0.500%	4/9/20	EUR	1,700	1,947

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
FedEx Corp.	1.000%	1/11/23	EUR	700	800
FedEx Corp.	1.625%	1/11/27	EUR	3,000	3,395
Fidelity International Ltd.	7.125%	2/13/24	GBP	2,000	3,535
Flowserve Corp.	1.250%	3/17/22	EUR	3,700	3,980
Fluor Corp.	1.750%	3/21/23	EUR	7,250	8,499
Ford Credit Canada Ltd.	2.923%	9/16/20	CAD	1,450	1,175
Ford Credit Canada Ltd.	3.700%	8/2/18	CAD	7,000	5,775
Ford Motor Credit Co. LLC	4.050%	12/10/18	AUD	7,600	5,843
GE Capital Canada Funding Co.	2.420%	5/31/18	CAD	2,000	1,639
GE Capital Canada Funding Co.	4.400%	2/8/18	CAD	400	337
GE Capital Canada Funding Co.	4.600%	1/26/22	CAD	7,000	6,378
GE Capital Canada Funding Co.	5.530%	8/17/17	CAD	5,000	4,211
GE Capital Canada Funding Co.	5.730%	10/22/37	CAD	1,500	1,667
GE Capital European Funding	1.625%	3/15/18	EUR	8,000	9,435
GE Capital European Funding	2.625%	3/15/23	EUR	5,000	6,474
GE Capital European Funding	4.250%	3/1/17	EUR	5,000	5,929
GE Capital European Funding	4.625%	2/22/27	EUR	4,000	6,215
GE Capital European Funding	5.375%	1/23/20	EUR	11,300	15,397
GE Capital European Funding	6.025%	3/1/38	EUR	1,500	2,835
GE Capital UK Funding	2.375%	12/19/18	GBP	2,000	3,006
GE Capital UK Funding	4.125%	9/28/17	GBP	4,500	6,838
GE Capital UK Funding	4.125%	9/13/23	GBP	3,249	5,333
GE Capital UK Funding	4.375%	7/31/19	GBP	1,000	1,591
GE Capital UK Funding	5.875%	11/4/20	GBP	1,400	2,410
GE Capital UK Funding	5.875%	1/18/33	GBP	1,500	2,981
GE Capital UK Funding	6.250%	5/5/38	GBP	2,414	5,277
GE Capital UK Funding	6.750%	8/6/18	GBP	1,000	1,636
General Electric Capital Corp.	2.500%	2/8/18	CHF	3,000	3,274
General Electric Capital Corp.	3.125%	12/6/19	CHF	1,000	1,162
General Electric Capital Corp.	4.125%	9/19/35	EUR	5,200	7,997
General Electric Capital Corp.	4.875%	9/18/37	GBP	2,236	3,860
General Electric Capital Corp.	5.500%	6/7/21	GBP	1,000	1,714
General Electric Capital Corp.	6.250%	12/15/17	GBP	500	788
General Electric Capital Corp.	6.250%	9/29/20	GBP	1,657	2,881
General Electric Co.	1.250%	5/26/23	EUR	2,900	3,442
General Electric Co.	1.875%	5/28/27	EUR	2,700	3,316
General Mills Inc.	1.000%	4/27/23	EUR	7,000	8,070
General Mills Inc.	1.500%	4/27/27	EUR	2,000	2,315
General Mills Inc.	2.100%	11/16/20	EUR	1,000	1,227
Goldman Sachs Group Inc.	1.375%	7/26/22	EUR	10,300	12,020
Goldman Sachs Group Inc.	2.125%	9/30/24	EUR	3,000	3,563
Goldman Sachs Group Inc.	2.875%	6/3/26	EUR	5,000	6,287
Goldman Sachs Group Inc.	3.250%	2/1/23	EUR	10,900	14,008
Goldman Sachs Group Inc.	4.250%	1/29/26	GBP	3,100	4,896
Goldman Sachs Group Inc.	4.375%	3/16/17	EUR	5,950	7,068
Goldman Sachs Group Inc.	5.000%	8/21/19	AUD	14,000	11,146
Goldman Sachs Group Inc.	5.125%	10/23/19	EUR	5,000	6,629
Goldman Sachs Group Inc.	5.500%	10/12/21	GBP	2,800	4,562
Goldman Sachs Group Inc.	6.125%	5/14/17	GBP	800	1,219
Goldman Sachs Group Inc.	6.375%	5/2/18	EUR	100	129
Goldman Sachs Group Inc.	7.250%	4/10/28	GBP	300	600
Harman Finance International SCA	2.000%	5/27/22	EUR	8,000	9,120
Health Care REIT Inc.	4.500%	12/1/34	GBP	2,800	4,114
Honeywell International Inc.	0.650%	2/21/20	EUR	5,920	6,847
Honeywell International Inc.	1.300%	2/22/23	EUR	3,300	3,875
Honeywell International Inc.	2.250%	2/22/28	EUR	5,240	6,311

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
HSBC Finance Corp.	4.500%	6/14/16	EUR	2,000	2,302
HSBC Finance Corp.	4.875%	5/30/17	EUR	500	600
Illinois Tool Works Inc.	1.250%	5/22/23	EUR	3,100	3,630
Illinois Tool Works Inc.	1.750%	5/20/22	EUR	400	486
Illinois Tool Works Inc.	2.125%	5/22/30	EUR	4,200	5,017
Intel Corp.	4.000%	12/1/22	AUD	5,000	3,914
International Business Machines Corp.	1.375%	11/19/19	EUR	3,000	3,585
International Business Machines Corp.	1.875%	11/6/20	EUR	400	490
International Business Machines Corp.	2.625%	8/5/22	GBP	500	755
International Business Machines Corp.	2.750%	12/21/20	GBP	1,000	1,538
International Business Machines Corp.	2.875%	11/7/25	EUR	4,000	5,274
International Flavors & Fragrances Inc.	1.750%	3/14/24	EUR	6,660	7,864
JPMorgan Chase & Co.	1.375%	9/16/21	EUR	5,350	6,332
JPMorgan Chase & Co.	1.500%	1/27/25	EUR	10,000	11,646
JPMorgan Chase & Co.	1.875%	11/21/19	EUR	5,622	6,798
JPMorgan Chase & Co.	1.875%	2/10/20	GBP	6,200	9,088
JPMorgan Chase & Co.	2.750%	2/1/23	EUR	2,000	2,527
JPMorgan Chase & Co.	2.875%	5/24/28	EUR	2,500	3,248
JPMorgan Chase & Co.	3.000%	2/19/26	EUR	5,600	7,327
JPMorgan Chase & Co.	3.750%	6/15/16	EUR	4,500	5,175
JPMorgan Chase & Co.	3.875%	9/23/20	EUR	1,000	1,318
Kellogg Co.	1.250%	3/10/25	EUR	5,000	5,732
Kinder Morgan Inc.	1.500%	3/16/22	EUR	2,000	2,167
Kinder Morgan Inc.	2.250%	3/16/27	EUR	800	805
Kraft Heinz Foods Co.	2.000%	6/30/23	EUR	5,000	5,973
LYB International Finance II BV	1.875%	3/2/22	EUR	4,500	5,294
MasterCard Inc.	1.100%	12/1/22	EUR	11,250	13,246
MasterCard Inc.	1.100%	12/1/22	EUR	500	589
MasterCard Inc.	2.100%	12/1/27	EUR	7,940	9,875
McDonald’s Corp.	2.000%	6/1/23	EUR	1,500	1,832
Merck & Co. Inc.	1.125%	10/15/21	EUR	7,600	9,016
Merck & Co. Inc.	1.875%	10/15/26	EUR	3,200	3,932
Merck & Co. Inc.	2.500%	10/15/34	EUR	5,260	6,768
1 Merrill Lynch & Co. Inc.	5.290%	5/30/22	CAD	12,000	9,301
MetLife Inc.	5.250%	6/29/20	GBP	200	329
MetLife Inc.	5.375%	12/9/24	GBP	2,350	4,032
Metropolitan Life Global Funding I	0.875%	1/20/22	EUR	10,000	11,438
Metropolitan Life Global Funding I	1.000%	9/19/22	CHF	3,000	3,332
Metropolitan Life Global Funding I	2.375%	9/30/19	EUR	300	367
Metropolitan Life Global Funding I	2.375%	1/11/23	EUR	500	620
Metropolitan Life Global Funding I	2.875%	1/11/23	GBP	2,000	2,980
Metropolitan Life Global Funding I	4.500%	4/16/19	AUD	1,000	785
Microsoft Corp.	2.125%	12/6/21	EUR	2,000	2,515
Microsoft Corp.	2.625%	5/2/33	EUR	4,000	5,242
Microsoft Corp.	3.125%	12/6/28	EUR	11,200	15,646
Mohawk Industries Inc.	2.000%	1/14/22	EUR	4,000	4,687
Molson Coors International LP	2.750%	9/18/20	CAD	150	120
Mondelez International Inc.	1.000%	3/7/22	EUR	2,150	2,478
Mondelez International Inc.	1.625%	1/20/23	EUR	5,800	6,901
Mondelez International Inc.	1.625%	3/8/27	EUR	1,765	1,983
Mondelez International Inc.	2.375%	1/26/21	EUR	2,200	2,713
Mondelez International Inc.	2.375%	3/6/35	EUR	2,332	2,604
Mondelez International Inc.	3.875%	3/6/45	GBP	1,633	2,246
Mondelez International Inc.	4.500%	12/3/35	GBP	4,180	6,493
Mondelez International Inc.	7.250%	7/18/18	GBP	5,999	9,869
Moody’s Corp.	1.750%	3/9/27	EUR	4,010	4,602

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Morgan Stanley	1.750%	1/30/25	EUR	12,300	14,151
Morgan Stanley	1.875%	3/30/23	EUR	2,200	2,600
Morgan Stanley	2.250%	3/12/18	EUR	5,000	5,951
Morgan Stanley	2.375%	3/31/21	EUR	1,200	1,474
Morgan Stanley	3.125%	11/21/18	CHF	3,000	3,375
Morgan Stanley	3.125%	8/5/21	CAD	9,600	7,840
Morgan Stanley	3.750%	9/21/17	EUR	2,000	2,406
Morgan Stanley	4.375%	10/12/16	EUR	3,500	4,084
Morgan Stanley	5.500%	10/2/17	EUR	1,000	1,232
NASDAQ OMX Group Inc.	3.875%	6/7/21	EUR	1,000	1,273
National Grid North America Inc.	1.750%	2/20/18	EUR	1,400	1,649
New York Life Global Funding	0.375%	2/2/22	CHF	3,000	3,225
Oracle Corp.	2.250%	1/10/21	EUR	400	499
Oracle Corp.	3.125%	7/10/25	EUR	1,000	1,354
PepsiCo Inc.	1.750%	4/28/21	EUR	3,000	3,663
PepsiCo Inc.	2.500%	11/1/22	GBP	400	606
Pfizer Inc.	4.550%	5/15/17	EUR	2,320	2,778
Pfizer Inc.	4.750%	6/3/16	EUR	4,500	5,173
Pfizer Inc.	5.750%	6/3/21	EUR	600	867
Pfizer Inc.	6.500%	6/3/38	GBP	2,000	4,290
Philip Morris International Inc.	1.000%	12/6/16	CHF	2,000	2,099
Philip Morris International Inc.	1.750%	3/19/20	EUR	2,500	3,021
Philip Morris International Inc.	2.875%	3/3/26	EUR	1,500	1,982
Philip Morris International Inc.	2.875%	5/14/29	EUR	2,500	3,310
Philip Morris International Inc.	3.125%	6/3/33	EUR	1,000	1,358
PPG Industries Inc.	0.875%	3/13/22	EUR	2,500	2,889
PPG Industries Inc.	1.400%	3/13/27	EUR	3,300	3,747
Praxair Inc.	1.500%	3/11/20	EUR	1,500	1,800
Praxair Inc.	1.625%	12/1/25	EUR	2,750	3,285
Priceline Group Inc.	1.800%	3/3/27	EUR	8,888	9,488
Priceline Group Inc.	2.375%	9/23/24	EUR	4,000	4,690
Procter & Gamble Co.	1.125%	11/2/23	EUR	1,270	1,501
Procter & Gamble Co.	2.000%	11/5/21	EUR	4,000	4,994
Procter & Gamble Co.	2.000%	8/16/22	EUR	3,730	4,699
Procter & Gamble Co.	4.125%	12/7/20	EUR	2,150	2,910
Prologis LP	1.375%	10/7/20	EUR	3,683	4,291
Prologis LP	1.375%	5/13/21	EUR	3,400	3,946
Prologis LP	3.000%	6/2/26	EUR	1,600	2,005
Prologis LP	3.375%	2/20/24	EUR	1,500	1,938
Thermo Fisher Scientific Inc.	1.500%	12/1/20	EUR	800	945
Thermo Fisher Scientific Inc.	2.000%	4/15/25	EUR	1,000	1,178
Thermo Fisher Scientific Inc.	2.150%	7/21/22	EUR	800	970
Time Warner Cable Inc.	5.250%	7/15/42	GBP	800	1,170
Time Warner Cable Inc.	5.750%	6/2/31	GBP	1,200	1,905
Time Warner Inc.	1.950%	9/15/23	EUR	700	834
Tyco Electronics Group SA	1.100%	3/1/23	EUR	3,727	4,256
Tyco International Finance SA	1.375%	2/25/25	EUR	4,065	4,469
United Parcel Service Inc.	1.625%	11/15/25	EUR	1,900	2,287
United Parcel Service Inc.	5.125%	2/12/50	GBP	550	1,104
United Technologies Corp.	1.125%	12/15/21	EUR	4,700	5,503
United Technologies Corp.	1.250%	5/22/23	EUR	3,100	3,623
United Technologies Corp.	1.875%	2/22/26	EUR	1,660	1,989
Verizon Communications Inc.	1.625%	3/1/24	EUR	5,771	6,873
Verizon Communications Inc.	2.375%	2/17/22	EUR	2,000	2,500
Verizon Communications Inc.	2.625%	12/1/31	EUR	6,829	8,337
Verizon Communications Inc.	3.250%	2/17/26	EUR	2,500	3,351

Total International Bond Index Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date	Currency	(000)	($000)
Verizon Communications Inc.	4.750%	2/17/34	GBP	1,000	1,648
Wal-Mart Stores Inc.	1.900%	4/8/22	EUR	3,100	3,858
Wal-Mart Stores Inc.	2.550%	4/8/26	EUR	6,400	8,384
Wal-Mart Stores Inc.	4.875%	9/21/29	EUR	5,750	9,404
Wal-Mart Stores Inc.	4.875%	1/19/39	GBP	1,400	2,531
Wal-Mart Stores Inc.	5.250%	9/28/35	GBP	700	1,320
Wal-Mart Stores Inc.	5.625%	3/27/34	GBP	8,000	15,497
Walgreens Boots Alliance Inc.	2.125%	11/20/26	EUR	6,255	7,088
Walgreens Boots Alliance Inc.	2.875%	11/20/20	GBP	2,643	3,911
Walgreens Boots Alliance Inc.	3.600%	11/20/25	GBP	7,325	10,738
Wells Fargo & Co.	1.125%	10/29/21	EUR	5,000	5,867
Wells Fargo & Co.	1.625%	6/2/25	EUR	5,000	5,905
Wells Fargo & Co.	2.250%	9/3/20	EUR	9,000	11,098
Wells Fargo & Co.	2.250%	5/2/23	EUR	2,000	2,482
Wells Fargo & Co.	3.500%	9/12/29	GBP	3,330	4,989
Wells Fargo & Co.	4.375%	8/1/16	EUR	5,000	5,788
Wells Fargo Bank NA	5.250%	8/1/23	GBP	1,650	2,769
Welltower Inc.	4.800%	11/20/28	GBP	1,500	2,355
Whirlpool Corp.	0.625%	3/12/20	EUR	2,300	2,644
Xylem Inc.	2.250%	3/11/23	EUR	3,800	4,540
					1,266,011
U.S. Government and Agency Obligations (0.0%)
23 Tennessee Valley Authority	5.625%	6/7/32	GBP	1,400	2,734
					2,734
Total United States (Cost $1,276,210)					1,268,745
Temporary Cash Investments (1.2%)
Time Deposits (1.0%)
Australian Dollar Time Deposits	1.455%	5/2/16	AUD	15,491	11,779
British Pound Sterling Time Deposits	0.080%	5/3/16	GBP	7,977	11,656
Canadian Dollar Time Deposits	0.050%	5/2/16	CAD	8,114	6,467
Danish Krone Time Deposits	(0.650)%	5/2/16	DKK	34,165	5,256
Euro Time Deposits	(0.527)%	5/2/16	EUR	107,211	122,762
Hong Kong Dollar Time Deposits	0.005%	5/3/16	HKD	6,024	777
Japanese Yen Time Deposits	(0.370)%	5/2/16	JPY	35,610,142	329,693
New Zealand Dollar Time Deposits	1.950%	5/2/16	NZD	14,106	9,849
Norwegian Krone Time Deposits	0.059%	5/2/16	NOK	5,624	698
Singapore Dollar Time Deposits	0.050%	5/3/16	SGD	17,827	13,256
South African Rand Time Deposits	7.250%	5/3/16	ZAR	39,881	2,801
Swedish Krona Time Deposits	(1.023)%	5/2/16	SEK	323,421	40,274
Switzerland Dollar Time Deposits	(1.631)%	5/2/16	CHF	27,689	28,864
					584,132

				Shares
Money Market Fund (0.2%)
24 Vanguard Market Liquidity Fund	0.495%			130,398,602	130,399
Total Temporary Cash Investments (Cost $714,531)					714,531
Total Investments (100.0%) (Cost $56,380,040)					57,578,966

Total International Bond Index Fund

Amount
($000)
Other Assets and Liabilities (0.0%)
Other Assets
Investment in Vanguard	4,750
Receivables for Investment Securities Sold	720,774
Receivables for Accrued Income	494,090
Receivables for Capital Shares Issued	943,653
Unrealized Appreciation on Foreign Currency Contracts	134,084
Other Assets	48,581
Total Other Assets	2,345,932
Liabilities
Payables for Investment Securities Purchased	(1,154,249)
Payables for Capital Shares Redeemed	(24,244)
Payables for Distributions	(818)
Payables to Vanguard	(12,112)
Unrealized Depreciation on Foreign Currency Contracts	(1,141,536)
Other Liabilities	(12,385)
Total Liabilities	(2,345,344)
Net Assets (100%)	57,579,554

At April 30, 2016, net assets consisted of:
Amount
($000)
Paid-in Capital	55,158,146
Overdistributed Net Investment Income	(168,677)
Accumulated Net Realized Gains	2,381,450
Unrealized Appreciation (Depreciation)
Investment Securities	1,198,926
Futures Contracts	11
Forward Currency Contracts	(1,007,452)
Foreign Currencies	17,150
Net Assets	57,579,554

Investor Shares—Net Assets
Applicable to 1,905,573,575 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	20,679,286
Net Asset Value Per Share—Investor Shares	$10.85

ETF Shares—Net Assets
Applicable to 93,850,776 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	5,090,214
Net Asset Value Per Share—ETF Shares	$54.24

Admiral Shares—Net Assets
Applicable to 783,075,721 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	16,993,165
Net Asset Value Per Share—Admiral Shares	$21.70

Total International Bond Index Fund

Amount
($000)
Institutional Shares—Net Assets
Applicable to 454,986,197 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	14,816,889
Net Asset Value Per Share—Institutional Shares	$32.57

• See Note A in Notes to Financial Statements.
1 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2 Guaranteed by the Republic of Austria.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2016, the aggregate value of these securities was $5,016,990,000, representing 8.7% of net assets.
4 Guaranteed by the Republic of France.
5 Guaranteed by the Kingdom of Belgium.
6 Guaranteed by the Government of Luxembourg.
7 Guaranteed by the Government of Canada.
8 Securities with a value of $81,631,000 have been segregated as collateral for open forward currency contracts.
9 Guaranteed by the Federal Republic of Germany.
10 Securities with a value of $841,000 have been segregated as initial margin for open futures contracts.
11 Guaranteed by the Government of Japan.
12 Guaranteed by the Federation of Malaysia.
13 Guaranteed by the Kingdom of the Netherlands.
14 Guaranteed by the Kingdom of Spain.
15 Guaranteed by multiple countries.
16 Guaranteed by the Republic of Slovakia.
17 Guaranteed by the Republic of Cyprus.
18 Guaranteed by the Republic of Estonia.
19 Guaranteed by the Republic of Finland.
20 Guaranteed by the Government of the United Kingdom.
21 Scheduled principal and interest payments are guaranteed by Municipal Bond Insurance Association.
22 Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
23 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
24 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
CZK—Czech koruna.
DKK—Danish krone.
EUR—Euro.
GBP—British pound.
HKD—Hong Kong dollar.
ILS—Israeli shekel.
JPY—Japanese yen.
KRW—South Korean won.
MXN—Mexican peso.
MYR—Malaysian ringgit.
NOK—Norwegian krone.
NZD—New Zealand dollar.

Total International Bond Index Fund

PLN—Polish new zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
THB—Thai baht.
TRY—Turkish new lira.
USD—U.S. dollar.
ZAR—South African rand.
See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2016
($000)
Investment Income
Income
Interest[1,2]	367,231
Total Income	367,231
Expenses
The Vanguard Group—Note B
Investment Advisory Services	718
Management and Administrative—Investor Shares	11,695
Management and Administrative—ETF Shares	2,131
Management and Administrative—Admiral Shares	7,248
Management and Administrative—Institutional Shares	3,859
Marketing and Distribution—Investor Shares	2,152
Marketing and Distribution—ETF Shares	190
Marketing and Distribution—Admiral Shares	740
Marketing and Distribution—Institutional Shares	178
Custodian Fees	2,215
Shareholders’ Reports—Investor Shares	195
Shareholders’ Reports—ETF Shares	173
Shareholders’ Reports—Admiral Shares	70
Shareholders’ Reports—Institutional Shares	3
Trustees’ Fees and Expenses	13
Total Expenses	31,580
Net Investment Income	335,651
Realized Net Gain (Loss)
Investment Securities Sold	(171,093)
Futures Contracts	768
Foreign Currencies and Forward Currency Contracts	(1,546,481)
Realized Net Gain (Loss)	(1,716,806)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	4,259,260
Futures Contracts	153
Foreign Currencies and Forward Currency Contracts	(1,208,502)
Change in Unrealized Appreciation (Depreciation)	3,050,911
Net Increase (Decrease) in Net Assets Resulting from Operations	1,669,756
1 Interest income from an affiliated company of the fund was $366,000.
2 Interest income is net of foreign withholding taxes of $2,318,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2016	2015
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	335,651	526,538
Realized Net Gain (Loss)	(1,716,806)	2,806,623
Change in Unrealized Appreciation (Depreciation)	3,050,911	(2,347,634)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,669,756	985,527
Distributions
Net Investment Income
Investor Shares	(172,403)	(266,745)
ETF Shares	(40,244)	(48,075)
Admiral Shares	(128,050)	(115,588)
Institutional Shares	(122,378)	(155,160)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Institutional Shares	—	—
Total Distributions	(463,075)	(585,568)
Capital Share Transactions
Investor Shares	(199,998)	5,676,115
ETF Shares	1,016,637	1,620,812
Admiral Shares	4,054,603	7,774,165
Institutional Shares	1,473,132	6,212,333
Net Increase (Decrease) from Capital Share Transactions	6,344,374	21,283,425
Total Increase (Decrease)	7,551,055	21,683,384
Net Assets
Beginning of Period	50,028,499	28,345,115
End of Period[1]	57,579,554	50,028,499
1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($168,677,000) and ($41,253,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Investor Shares
	Six Months			May 31,
	Ended		Year Ended	2013[1] to
	April 30,		October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$10.61	$10.45	$9.99	$10.00
Investment Operations
Net Investment Income	. 069.141		.152	. 060
Net Realized and Unrealized Gain (Loss) on Investments	.263	.176	.455	(.011)
Total from Investment Operations	.332	.317	.607	.049
Distributions
Dividends from Net Investment Income	(. 092)	(.157)	(.147)	(. 059)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 092)	(.157)	(.147)	(. 059)
Net Asset Value, End of Period	$10.85	$10.61	$10.45	$9.99

Total Return[2]	3.15%	3.04%	6.12%	0.50%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,679	$20,434	$14,573	$12,454
Ratio of Total Expenses to Average Net Assets	0.15%	0.17%	0.23%	0.23%[3]
Ratio of Net Investment Income to Average Net Assets	1.24%	1.32%	1.52%	1.44%[3]
Portfolio Turnover Rate [4]	19%	13%	16%	31%[5]
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

ETF Shares
	Six Months			May 31,
	Ended		Year Ended	2013[1] to
	April 30,		October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$53.04	$52.23	$49.95	$49.94
Investment Operations
Net Investment Income	. 359.714		.783	. 306
Net Realized and Unrealized Gain (Loss) on Investments	1.334	.882	2.249	(.054)
Total from Investment Operations	1.693	1.596	3.032	.252
Distributions
Dividends from Net Investment Income	(. 493)	(.786)	(.752)	(. 242)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 493)	(.786)	(.752)	(. 242)
Net Asset Value, End of Period	$54.24	$53.04	$52.23	$49.95

Total Return	3.21%	3.07%	6.13%	0.51%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,090	$3,968	$2,300	$665
Ratio of Total Expenses to Average Net Assets	0.12%	0.15%	0.19%	0.20%[2]
Ratio of Net Investment Income to Average Net Assets	1.27%	1.34%	1.56%	1.48%[2]
Portfolio Turnover Rate [3]	19%	13%	16%	31%[4]
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months			May 31,
	Ended		Year Ended	2013[1] to
	April 30,		October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$21.21	$20.89	$19.98	$20.00
Investment Operations
Net Investment Income	.142	. 289	. 312.125
Net Realized and Unrealized Gain (Loss) on Investments	.536	.349	.903	(.023)
Total from Investment Operations	.678	.638	1.215	.102
Distributions
Dividends from Net Investment Income	(.188)	(.318)	(.305)	(.122)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.188)	(. 318)	(. 305)	(.122)
Net Asset Value, End of Period	$21.70	$21.21	$20.89	$19.98

Total Return[2]	3.21%	3.06%	6.13%	0.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,993	$12,595	$4,725	$1,636
Ratio of Total Expenses to Average Net Assets	0.12%	0.14%	0.19%	0.20%[3]
Ratio of Net Investment Income to Average Net Assets	1.27%	1.35%	1.56%	1.49%[3]
Portfolio Turnover Rate [4]	19%	13%	16%	31%[5]
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3 Annualized.
4 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
5 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Financial Highlights

Institutional Shares
	Six Months			May 31,
	Ended		Year Ended	2013[1] to
	April 30,		October 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$31.83	$31.34	$29.97	$30.00
Investment Operations
Net Investment Income	. 221	. 449	. 490.193
Net Realized and Unrealized Gain (Loss) on Investments	.807	.536	1.358	(.034)
Total from Investment Operations	1.028	.985	1.848	.159
Distributions
Dividends from Net Investment Income	(. 288)	(. 495)	(. 478)	(.189)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(. 288)	(. 495)	(. 478)	(.189)
Net Asset Value, End of Period	$32.57	$31.83	$31.34	$29.97

Total Return	3.25%	3.15%	6.22%	0.54%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,817	$13,032	$6,747	$3,361
Ratio of Total Expenses to Average Net Assets	0.07%	0.09%	0.12%	0.12%[2]
Ratio of Net Investment Income to Average Net Assets	1.32%	1.40%	1.63%	1.55%[2]
Portfolio Turnover Rate [3]	19%	13%	16%	31%[4]
The expense ratio, net income ratio, and turnover rate for the current period have been annualized.
1 Inception.
2 Annualized.
3 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
4 Excludes trading activity during the Transition Period.

See accompanying Notes, which are an integral part of the Financial Statements.

Total International Bond Index Fund

Notes to Financial Statements

Vanguard Total International Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. To minimize the currency risk associated with investment in bonds denominated in currencies other than the U.S. dollar, the fund attempts to hedge its currency exposures. The fund offers five classes of shares: Investor Shares, ETF Shares, Admiral Shares, Institutional Shares, and Institutional Select Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Admiral Shares, Institutional Shares, and Institutional Select Shares are designed for investors who meet certain administrative, service, and account-size criteria. The fund has not issued any Institutional Select Shares through April 30, 2016.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

3. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in

Total International Bond Index Fund

market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2016, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Statement of Net Assets. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized forward currency contract gains (losses).

During the six months ended April 30, 2016, the fund’s average investment in forward currency contracts represented 99% of net assets, based on the average net amount of notional exposure at each quarter-end during the period.

Total International Bond Index Fund

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for open federal income tax years (October 31, 2012–2015), and for the period ended April 30, 2016, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2016, or at any time during the period then ended.

8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2016, the fund had contributed to Vanguard capital in the amount of $4,750,000, representing 0.01% of the fund’s net assets and 1.90% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Total International Bond Index Fund

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	2,734	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	3,190,421	—
Corporate Bonds	—	6,957,021	—
Sovereign Bonds	—	46,714,259	—
Temporary Cash Investments	130,399	584,132	—
Futures Contracts—Liabilities[1]	(33)	—	—
Forward Currency Contracts—Assets	—	134,084	—
Forward Currency Contracts—Liabilities	—	(1,141,536)	—
Total	130,366	56,441,115	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2016, the fair values of derivatives were reflected in the Statement of Net Assets as follows:

	Interest Rate	Currency
	Contracts	Contracts	Total
Statement of Net Assets Caption	($000)	($000)	($000)
Other Assets	—	134,084	134,084
Liabilities	(33)	(1,141,536)	(1,141,569)

Total International Bond Index Fund

Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended April 30, 2016, were:

Interest Rate		Currency
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	768	—	768
Forward Currency Contracts	—	(1,522,746)	(1,522,746)
Realized Net Gain (Loss) on Derivatives	768	(1,522,746)	(1,521,978)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	153	—	153
Forward Currency Contracts	—	(1,231,832)	(1,231,832)
Change in Unrealized Appreciation (Depreciation) on Derivatives	153	(1,231,832)	(1,231,679)

At April 30, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
AUD 10-Year Treasury Bond	June 2016	270	26,821	20
AUD 3-Year Treasury Bond	June 2016	(55)	(4,686)	(9)
				11

At April 30, 2016, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as ordinary income for tax purposes.

						Unrealized
	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Bank of America N.A.	5/3/16	EUR	12,001,303	USD	13,745,692	(2,304)
Bank of America N.A.	5/6/16	JPY	642,999,000	USD	6,009,617	34,452
Deutsche Bank AG	5/3/16	EUR	4,002,271	USD	4,584,001	(768)
Toronto Dominion Securities	5/3/16	EUR	4,001,602	USD	4,583,234	(768)
Toronto Dominion Securities	5/6/16	JPY	406,224,558	USD	3,796,668	21,765
Barclays Capital	5/6/16	JPY	321,776,442	USD	3,007,397	17,241
BNP Paribas	5/4/16	GBP	1,993,837	USD	2,920,772	(7,438)
Barclays Capital	5/3/16	EUR	2,198,372	USD	2,517,906	(422)
BNP Paribas	5/3/16	EUR	2,029,267	USD	2,324,221	(390)
Citibank, N.A.	5/4/16	GBP	1,585,763	USD	2,322,984	(5,916)
Citibank, N.A.	5/3/16	CAD	2,201,208	USD	1,757,311	(2,941)

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement	Contract Amount (000)				(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	5/3/16	KRW 1,647,497,700		USD	1,446,188	(318)
Citibank, N.A.	5/3/16	EUR	1,002,185	USD	1,147,852	(192)
UBS AG	5/3/16	CAD	1,265,470	USD	1,010,275	(1,691)
BNP Paribas	5/3/16	CHF	840,290	USD	876,628	(575)
UBS AG	5/3/16	SEK	4,880,000	USD	608,293	(541)
HSBC Bank USA N.A.	5/3/16	AUD	787,517	USD	600,994	(2,280)
BNP Paribas	5/3/16	AUD	595,102	USD	454,129	(1,700)
UBS AG	5/3/16	AUD	572,381	USD	436,813	(1,657)
JPMorgan Chase Bank N.A.	5/3/16	MXN	7,224,000	USD	421,735	(1,977)
Deutsche Bank AG	5/3/16	DKK	2,400,000	USD	369,327	(47)
Goldman Sachs Bank AG	5/4/16	MYR	1,293,371	USD	331,209	(240)
BNP Paribas	5/4/16	PLN	1,041,210	USD	272,582	178
Toronto Dominion Securities	5/3/16	CAD	317,622	USD	253,563	(418)
Deutsche Bank AG	5/4/16	ZAR	3,166,000	USD	223,260	(1,051)
BNP Paribas	5/4/16	THB	7,570,742	USD	216,802	(84)
Goldman Sachs Bank AG	5/4/16	SGD	289,000	USD	215,022	(153)
UBS AG	5/6/16	JPY	20,264,000	USD	189,392	1,086
BNP Paribas	5/3/16	NZD	253,430	USD	177,211	(283)
Deutsche Bank AG	5/2/16	TRY	485,107	USD	173,606	(230)
Morgan Stanley Capital Services LLC	5/3/16	ILS	530,000	USD	141,996	(144)
Toronto Dominion Securities	6/2/16	JPY	14,813,281	USD	138,877	458
Deutsche Bank AG	5/3/16	NOK	1,100,210	USD	136,632	7
Deutsche Bank AG	5/3/16	CZK	2,860,000	USD	121,109	(13)
BNP Paribas	5/4/16	THB	3,244,604	USD	92,571	309
Barclays Capital	5/4/16	RUB	4,750,000	USD	72,741	507
Deutsche Bank AG	6/2/16	EUR	30,171	USD	34,579	3
Morgan Stanley Capital Services LLC	5/4/16	HKD	171,500	USD	22,108	2
UBS AG	5/3/16	EUR	11,000	USD	12,599	(2)
Credit Suisse International	6/2/16	EUR	2,645	USD	3,030	1
Toronto Dominion Securities	5/2/16	CAD	49	USD	39	1
Bank of America N.A.	6/2/16	USD	13,757,347	EUR	12,001,303	1,451
Deutsche Bank AG	5/3/16	USD	9,296,830	EUR	8,151,813	(38,283)
Bank of America N.A.	5/3/16	USD	9,124,136	EUR	8,000,062	(37,198)
Bank of America N.A.	5/6/16	USD	6,090,461	JPY	683,885,519	(337,934)
Bank of America N.A.	6/2/16	USD	6,013,205	JPY	642,999,000	(34,916)
Deutsche Bank AG	6/2/16	USD	4,587,855	EUR	4,002,271	451
Toronto Dominion Securities	6/2/16	USD	4,587,102	EUR	4,001,602	465
Citibank, N.A.	5/3/16	USD	4,562,137	EUR	4,000,113	(18,625)

Total International Bond Index Fund

						Unrealized
	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
Toronto Dominion Securities	6/2/16	USD	3,799,111	JPY	406,224,558	(21,882)
Toronto Dominion Securities	5/3/16	USD	3,482,719	EUR	3,053,635	(14,175)
Citibank, N.A.	5/6/16	USD	3,037,919	JPY	341,161,388	(168,933)
Barclays Capital	6/2/16	USD	3,009,319	JPY	321,776,442	(17,346)
BNP Paribas	6/2/16	USD	2,921,007	GBP	1,993,837	7,455
BNP Paribas	5/4/16	USD	2,901,391	GBP	2,018,485	(47,958)
Barclays Capital	6/2/16	USD	2,520,070	EUR	2,198,372	294
BNP Paribas	6/2/16	USD	2,337,664	EUR	2,039,277	244
Citibank, N.A.	6/2/16	USD	2,323,123	GBP	1,585,763	5,882
BNP Paribas	5/3/16	USD	2,281,472	EUR	2,000,378	(9,278)
Citibank, N.A.	5/4/16	USD	2,179,864	GBP	1,516,515	(36,021)
Toronto Dominion Securities	5/6/16	USD	2,022,481	JPY	227,128,506	(112,485)
Citibank, N.A.	5/3/16	USD	1,903,283	CAD	2,461,745	(58,735)
Citibank, N.A.	6/2/16	USD	1,757,297	CAD	2,201,208	2,926
BNP Paribas	6/2/16	USD	1,445,148	KRW	1,647,497,700	(76)
BNP Paribas	5/3/16	USD	1,431,151	KRW	1,647,497,700	(14,720)
Citibank, N.A.	6/2/16	USD	1,148,824	EUR	1,002,185	120
Toronto Dominion Securities	5/3/16	USD	1,017,635	CAD	1,316,255	(31,424)
UBS AG	6/2/16	USD	1,010,263	CAD	1,265,470	1,679
Barclays Capital	5/6/16	USD	1,007,197	JPY	113,111,297	(56,027)
BNP Paribas	5/3/16	USD	878,588	CHF	840,290	2,534
BNP Paribas	6/2/16	USD	877,748	CHF	840,290	553
UBS AG	6/2/16	USD	608,922	SEK	4,880,000	507
UBS AG	5/3/16	USD	602,588	SEK	4,880,000	(5,164)
HSBC Bank USA N.A.	6/2/16	USD	600,244	AUD	787,517	2,296
BNP Paribas	6/2/16	USD	453,559	AUD	595,102	1,709
UBS AG	6/2/16	USD	436,269	AUD	572,381	1,670
HSBC Bank USA N.A.	5/3/16	USD	431,810	AUD	562,070	4,494
BNP Paribas	5/3/16	USD	431,682	AUD	561,910	4,487
JPMorgan Chase Bank N.A.	6/2/16	USD	420,471	MXN	7,224,000	1,996
UBS AG	5/3/16	USD	420,348	MXN	7,224,000	590
Deutsche Bank AG	6/2/16	USD	369,636	DKK	2,400,000	19
Toronto Dominion Securities	5/3/16	USD	351,687	DKK	2,297,520	(1,825)
Goldman Sachs Bank AG	6/2/16	USD	330,701	MYR	1,293,371	535
Goldman Sachs Bank AG	5/4/16	USD	326,444	MYR	1,293,371	(4,525)
Citibank, N.A.	5/3/16	USD	320,349	AUD	417,001	3,321
Toronto Dominion Securities	6/2/16	USD	313,980	CAD	393,322	501
UBS AG	5/3/16	USD	310,387	AUD	404,018	3,230

Total International Bond Index Fund

	Contract					Appreciation
	Settlement		Contract Amount (000)			(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
BNP Paribas	5/4/16	USD	284,661	THB	10,035,346	(2,609)
BNP Paribas	6/2/16	USD	272,395	PLN	1,041,210	(187)
Deutsche Bank AG	5/4/16	USD	265,237	PLN	987,710	6,492
Deutsche Bank AG	6/2/16	USD	221,963	ZAR	3,166,000	1,158
BNP Paribas	6/2/16	USD	216,579	THB	7,570,742	18
Goldman Sachs Bank AG	6/2/16	USD	214,863	SGD	289,000	163
Morgan Stanley Capital Services LLC	5/4/16	USD	214,576	SGD	289,000	(293)
JPMorgan Chase Bank N.A.	5/4/16	USD	213,981	ZAR	3,166,000	(8,228)
BNP Paribas	6/2/16	USD	176,931	NZD	253,430	295
Deutsche Bank AG	6/1/16	USD	172,211	TRY	485,107	368
JPMorgan Chase Bank N.A.	5/2/16	USD	170,739	TRY	485,000	(2,600)
BNP Paribas	5/3/16	USD	161,593	NZD	233,156	(1,181)
UBS AG	6/2/16	USD	149,005	EUR	129,990	11
Morgan Stanley Capital Services LLC	6/2/16	USD	142,049	ILS	530,000	131
Morgan Stanley Capital Services LLC	5/3/16	USD	141,039	ILS	530,000	(813)
Deutsche Bank AG	6/2/16	USD	136,613	NOK	1,100,210	(8)
Deutsche Bank AG	5/3/16	USD	132,999	NOK	1,100,210	(3,640)
Deutsche Bank AG	6/2/16	USD	121,179	CZK	2,860,000	2
Toronto Dominion Securities	5/3/16	USD	120,573	CZK	2,860,000	(523)
BNP Paribas	6/2/16	USD	92,472	THB	3,244,604	(340)
Deutsche Bank AG	5/6/16	USD	88,922	JPY	10,000,000	(5,076)
Goldman Sachs Bank AG	5/6/16	USD	72,819	JPY	8,000,000	(2,379)
Barclays Capital	6/1/16	USD	72,192	RUB	4,750,000	(461)
Barclays Capital	5/4/16	USD	69,601	RUB	4,750,000	(3,647)
BNP Paribas	5/6/16	USD	64,240	JPY	7,213,290	(3,564)
Morgan Stanley Capital Services LLC	5/3/16	USD	45,048	EUR	40,000	(758)
Toronto Dominion Securities	5/4/16	USD	28,251	GBP	20,000	(972)
Goldman Sachs Bank AG	5/4/16	USD	22,164	THB	780,000	(164)
Morgan Stanley Capital Services LLC	6/2/16	USD	22,115	HKD	171,500	(2)
Toronto Dominion Securities	5/4/16	USD	22,115	HKD	171,500	5
Deutsche Bank AG	5/4/16	USD	19,350	GBP	13,600	(522)
Goldman Sachs Bank AG	6/2/16	USD	17,022	GBP	11,650	(2)
JPMorgan Chase Bank N.A.	5/3/16	USD	15,685	DKK	102,480	(83)
Barclays Capital	5/4/16	USD	14,116	GBP	10,000	(495)
Barclays Capital	5/3/16	USD	14,056	NZD	20,274	(99)
Barclays Capital	6/2/16	USD	10,306	MXN	177,531	22
Deutsche Bank AG	5/4/16	USD	10,049	PLN	38,500	(37)
Deutsche Bank AG	6/2/16	USD	8,782	AUD	11,568	(2)
JPMorgan Chase Bank N.A.	5/3/16	USD	7,499	AUD	10,000	(103)

Total International Bond Index Fund

	Contract					Appreciation
	Settlement			Contract Amount (000)		(Depreciation)
Counterparty	Date		Receive		Deliver	($000)
JPMorgan Chase Bank N.A.	5/6/16	USD	6,849	JPY	764,000	(333)
Morgan Stanley Capital Services LLC	5/3/16	USD	4,789	CAD	6,300	(232)
JPMorgan Chase Bank N.A.	5/4/16	USD	3,865	PLN	15,000	(64)
Morgan Stanley Capital Services LLC	5/4/16	USD	1,415	GBP	1,000	(46)
Toronto Dominion Securities	5/2/16	USD	38	CAD	48	—
						(1,007,452)

Refer to the Statement of Net Assets for currency abbreviations.

At April 30, 2016, counterparties had deposited in segregated accounts securities with a value of $134,630,000 in connection with open forward currency contracts.

The following table summarizes the fund’s derivative assets and liabilities by counterparty for derivatives subject to agreements that provide for offsetting assets and liabilities. Exchange traded derivatives are listed separately.

	Assets	Liabilities		Amounts not Offset in the		Net
Reflected in		Reflected in	Net Amount	Statement of Net Assets		Exposure[3]
Statement of		Statement of	Receivable	Collateral	Collateral	(not less
Net Assets[1]		Net Assets[1]	(Payable)	Pledged [2]	Received [2]	than $0)
	($000)	($000)	($000)	($000)	($000)	($000)
Forwards subject to offsetting
arrangements, by counterparty
Bank of America N.A.	35,903	(412,352)	(376,449)	—	32,748	—
Barclays Capital	18,064	(78,497)	(60,433)	10,535	—	—
BNP Paribas	17,782	(90,701)	(72,919)	—	761	—
Citibank, N.A.	12,249	(291,363)	(279,114)	55,212	—	—
Credit Suisse International	1	—	1	—	—	1
Deutsche Bank AG	8,500	(49,677)	(41,177)	—	86,811	—
Goldman Sachs Bank AG	698	(7,463)	(6,765)	1,971	—	—
HSBC Bank USA N.A.	6,790	(2,280)	4,510	—	6,218	—
JPMorgan Chase Bank N.A.	1,996	(13,388)	(11,392)	5,363	—	—
Morgan Stanley Capital
Services LLC	133	(2,288)	(2,155)	124	—	—
Toronto Dominion Securities	23,195	(184,472)	(161,277)	8,426	—	—
UBS AG	8,773	(9,055)	(282)	—	8,092	—
Exchange Traded
Futures Contracts	—	(33)	(33)	841	—	—
Total	134,084	(1,141,569)	(1,007,485)	82,472	134,630	1

1 Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Net Assets.
2 Securities or other assets pledged as collateral are noted in the Statement of Net Assets. Securities received as collateral are held in a segregated account and not included in the fund’s security holdings in the Statement of Net Assets.
3 Net exposure represents the net amount receivable from the counterparty in the event of default. Counterparties may not exchange collateral if amount is below a specified minimum transfer amount.

Total International Bond Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; such differences are primarily attributed to mark-to-market of open forward currency contracts. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The fund had realized currency gains (included in accumulated net realized gains for financial reporting purposes) totaling $4,128,886,000 through October 31, 2015, which, as part of the fund’s currency hedge, are deferred for tax purposes. These currency gains are deferred until such time as they are used to offset other currency-related losses (primarily the currency component of unrealized losses on investment securities) that are not yet realized for financial reporting or tax purposes.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2015, the fund had available capital losses totaling $188,435,000 that may be carried forward indefinitely to offset future net taxable capital gains, if any, realized during the year ending October 31, 2016; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2016, the cost of investment securities for tax purposes was $56,380,040,000. Net unrealized appreciation of investment securities for tax purposes was $1,198,926,000, consisting of unrealized gains of $2,625,588,000 on securities that had risen in value since their purchase and $1,426,662,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2016, the fund purchased $7,758,555,000 of investment securities and sold $4,902,611,000 of investment securities, other than U.S. government securities and temporary cash investments.

Total International Bond Index Fund

G. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		April 30, 2016	October 31, 2015
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	1,344,132	124,439	8,864,487	832,915
Issued in Lieu of Cash Distributions	172,295	16,118	266,566	25,116
Redeemed	(1,716,425)	(161,362)	(3,454,938)	(326,835)
Net Increase (Decrease)—Investor Shares	(199,998)	(20,805)	5,676,115	531,196
ETF Shares
Issued	1,019,271	19,089	2,403,883	45,420
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(2,634)	(50)	(783,071)	(14,650)
Net Increase (Decrease)—ETF Shares	1,016,637	19,039	1,620,812	30,770
Admiral Shares
Issued	4,656,676	217,395	8,542,278	403,808
Issued in Lieu of Cash Distributions	122,943	5,746	110,039	5,188
Redeemed	(725,016)	(33,830)	(878,152)	(41,445)
Net Increase (Decrease)—Admiral Shares	4,054,603	189,311	7,774,165	367,551
Institutional Shares
Issued	2,161,444	67,137	7,457,728	233,660
Issued in Lieu of Cash Distributions	121,820	3,795	154,438	4,851
Redeemed	(810,132)	(25,374)	(1,399,833)	(44,357)
Net Increase (Decrease) —Institutional Shares	1,473,132	45,558	6,212,333	194,154

At April 30, 2016, several Vanguard funds and trusts managed by Vanguard or its affiliates were each a record or beneficial owner of the fund, and had combined ownership of 48% of the fund’s net assets.

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2016, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2016
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Total International Bond Index Fund	10/31/2015	4/30/2016	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,031.45	$0.76
ETF Shares	1,000.00	1,032.14	0.61
Admiral Shares	1,000.00	1,032.13	0.61
Institutional Shares	1,000.00	1,032.46	0.35
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,024.12	$0.75
ETF Shares	1,000.00	1,024.27	0.60
Admiral Shares	1,000.00	1,024.27	0.60
Institutional Shares	1,000.00	1,024.52	0.35

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.15% for Investor Shares, 0.12% for ETF Shares, 0.12% for Admiral Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/366).

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Total International Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided since the fund’s inception in 2013, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance
The board considered the performance of the fund since its inception, including any periods of outperformance or underperformance relative to a target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s performance since inception can be found in the Performance Summary section of this report.

Cost
The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also well below its peer group average. Information about the fund’s expense ratio appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

The board did not conduct a profitability analysis of Vanguard, because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale
The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). U.S. Treasury, U.S. Agency, and U.S. Agency mortgage-backed securities appear under “U.S. Government.” Credit-quality ratings are obtained from Barclays and are from Moody’s, Fitch, and S&P. When ratings from all three agencies are used, the median rating is shown. When ratings from two of the agencies are used, the lower rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

119

Vanguard Total International Bond Index Fund is not sponsored, endorsed, issued, sold, or promoted by Barclays Capital Inc. or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the Barclays index to track general bond market performance. Barclays has not passed on the legality or suitability of the fund with respect to any person or entity. Barclays’ only relationship to Vanguard and the fund is the licensing of the Barclays index, which is determined, composed, and calculated by Barclays without regard to Vanguard or the fund or any owners or purchasers of the fund. Barclays has no obligation to take the needs of Vanguard, the fund, or the owners of the fund into consideration in determining, composing, or calculating the Barclays index. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the fund to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the fund.

Barclays shall have no liability to third parties for the quality, accuracy, and/or completeness of the index or any data included therein or for interruptions in the delivery of the index. Barclays makes no warranty, express or implied, as to results to be obtained by owners of the fund or any other person or entity from the use of the index or any data included therein in connection with the rights licensed hereunder or for any other use. Barclays reserves the right to change the methods of calculation or publication, or to cease the calculation or publication of the Barclays Global Aggregate ex-USD Float Adjusted RIC Capped Index (USD Hedged), and Barclays shall not be liable for any miscalculation of or any incorrect, delayed, or interrupted publication with respect to the index. Barclays makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the index or any data included therein. Barclays shall not be liable for any damages, including, without limitation, any indirect or consequential damages resulting from the use of the index or any data included therein.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 198 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years and Other
Born 1957. Trustee Since July 2009. Chairman of	Experience: Chairman and Chief Executive Officer
the Board. Principal Occupation(s) During the Past	(retired 2009) and President (2006–2008) of
Five Years and Other Experience: Chairman of the	Rohm and Haas Co. (chemicals); Director of Tyco
Board of The Vanguard Group, Inc., and of each of	International plc (diversified manufacturing and
the investment companies served by The Vanguard	services), HP Inc. (printer and personal computer
Group, since January 2010; Director of The Vanguard	manufacturing), and Delphi Automotive plc
Group since 2008; Chief Executive Officer and	(automotive components); Senior Advisor at
President of The Vanguard Group, and of each of	New Mountain Capital.
the investment companies served by The Vanguard
Group, since 2008; Director of Vanguard Marketing	Amy Gutmann
Corporation; Managing Director of The Vanguard	Born 1949. Trustee Since June 2006. Principal
Group (1995–2008).	Occupation(s) During the Past Five Years and
Other Experience: President of the University of
IndependentTrustees	Pennsylvania; Christopher H. Browne Distinguished
Professor of Political Science, School of Arts and
Emerson U. Fullwood	Sciences, and Professor of Communication, Annenberg
Born 1948. Trustee Since January 2008. Principal	School for Communication, with secondary faculty
Occupation(s) During the Past Five Years and Other	appointments in the Department of Philosophy, School
Experience: Executive Chief Staff and Marketing	of Arts and Sciences, and at the Graduate School of
Officer for North America and Corporate Vice President	Education, University of Pennsylvania; Trustee of the
(retired 2008) of Xerox Corporation (document manage-	National Constitution Center; Chair of the Presidential
ment products and services); Executive in Residence	Commission for the Study of Bioethical Issues.
and 2009–2010 Distinguished Minett Professor at
the Rochester Institute of Technology; Lead Director	JoAnn Heffernan Heisen
of SPX FLOW, Inc. (multi-industry manufacturing);	Born 1950. Trustee Since July 1998. Principal
Director of the United Way of Rochester, the University	Occupation(s) During the Past Five Years and
of Rochester Medical Center, Monroe Community	Other Experience: Corporate Vice President and
College Foundation, North Carolina A&T University,	Chief Global Diversity Officer (retired 2008) and
and Roberts Wesleyan College.	Member of the Executive Committee (1997–2008)
of Johnson & Johnson (pharmaceuticals/medical
devices/consumer products); Director of Skytop
Lodge Corporation (hotels) and the Robert Wood
Johnson Foundation; Member of the Advisory
Board of the Institute for Women’s Leadership
at Rutgers University.

F. Joseph Loughrey	Executive Officers
Born 1949. Trustee Since October 2009. Principal
Occupation(s) During the Past Five Years and Other	Glenn Booraem
Experience: President and Chief Operating Officer	Born 1967. Treasurer Since May 2015. Principal
(retired 2009) of Cummins Inc. (industrial machinery);	Occupation(s) During the Past Five Years and
Chairman of the Board of Hillenbrand, Inc. (specialized	Other Experience: Principal of The Vanguard Group,
consumer services), and of Oxfam America; Director	Inc.; Treasurer of each of the investment companies
of SKF AB (industrial machinery), Hyster-Yale Materials	served by The Vanguard Group; Controller of each of
Handling, Inc. (forklift trucks), the Lumina Foundation	the investment companies served by The Vanguard
for Education, and the V Foundation for Cancer	Group (2010–2015); Assistant Controller of each of
Research; Member of the Advisory Council for the	the investment companies served by The Vanguard
College of Arts and Letters and of the Advisory Board	Group (2001–2010).
to the Kellogg Institute for International Studies, both
at the University of Notre Dame.	Thomas J. Higgins
Born 1957. Chief Financial Officer Since September
Mark Loughridge	2008. Principal Occupation(s) During the Past Five
Born 1953. Trustee Since March 2012. Principal	Years and Other Experience: Principal of The Vanguard
Occupation(s) During the Past Five Years and Other	Group, Inc.; Chief Financial Officer of each of the
Experience: Senior Vice President and Chief Financial	investment companies served by The Vanguard Group;
Officer (retired 2013) at IBM (information technology	Treasurer of each of the investment companies served
services); Fiduciary Member of IBM’s Retirement Plan	by The Vanguard Group (1998–2008).
Committee (2004–2013); Director of the Dow Chemical
Company; Member of the Council on Chicago Booth.	Peter Mahoney
Born 1974. Controller Since May 2015. Principal
Scott C. Malpass	Occupation(s) During the Past Five Years and
Born 1962. Trustee Since March 2012. Principal	Other Experience: Head of Global Fund Accounting
Occupation(s) During the Past Five Years and Other	at The Vanguard Group, Inc.; Controller of each of the
Experience: Chief Investment Officer and Vice	investment companies served by The Vanguard Group;
President at the University of Notre Dame; Assistant	Head of International Fund Services at The Vanguard
Professor of Finance at the Mendoza College of	Group (2008–2014).
Business at Notre Dame; Member of the Notre Dame
403(b) Investment Committee, the Board of Advisors	Heidi Stam
for Spruceview Capital Partners, and the Investment	Born 1956. Secretary Since July 2005. Principal
Advisory Committee of Major League Baseball; Board	Occupation(s) During the Past Five Years and Other
Member of TIFF Advisory Services, Inc., and Catholic	Experience: Managing Director of The Vanguard
Investment Services, Inc. (investment advisors).	Group, Inc.; General Counsel of The Vanguard Group;
Secretary of The Vanguard Group and of each of the
André F. Perold	investment companies served by The Vanguard Group;
Born 1952. Trustee Since December 2004. Principal	Director and Senior Vice President of Vanguard
Occupation(s) During the Past Five Years and Other	Marketing Corporation.
Experience: George Gund Professor of Finance and
Banking, Emeritus at the Harvard Business School	Vanguard Senior ManagementTeam
(retired 2011); Chief Investment Officer and Managing
Partner of HighVista Strategies LLC (private investment	Mortimer J. Buckley	James M. Norris
firm); Director of Rand Merchant Bank; Overseer of	Kathleen C. Gubanich	Thomas M. Rampulla
the Museum of Fine Arts Boston.	Martha G. King	Glenn W. Reed
	John T. Marcante	Karin A. Risi
Peter F. Volanakis	Chris D. McIsaac
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years and Other	Chairman Emeritus and Senior Advisor
Experience: President and Chief Operating Officer
(retired 2010) of Corning Incorporated (communications	John J. Brennan
equipment); Trustee of Colby-Sawyer College and	Chairman, 1996–2009
Chairman of its Finance and Enrollment Committee;	Chief Executive Officer and President, 1996–2008
Member of the Advisory Board of the Norris Cotton
Cancer Center.	Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2016 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q12312 062016

Item 2: Code of Ethics.

Not Applicable.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CHARLOTTE FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: June 15, 2016

VANGUARD CHARLOTTE FUNDS

BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: June 15, 2016

* By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference